                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                   FORM N-CSR
                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES
                  INVESTMENT COMPANY ACT FILE NUMBER 811-07797


                  ---------------------------------------------
                      SUNAMERICA STYLE SELECT SERIES, INC.
--------------------------------------------------------------------------------
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

         HARBORSIDE FINANCIAL CENTER, 3200 PLAZA 5 JERSEY CITY, NJ 07311
--------------------------------------------------------------------------------
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                              ROBERT M. ZAKEM, ESQ.
                     SENIOR VICE PRESIDENT & GENERAL COUNSEL
                      AIG SUNAMERICA ASSET MANAGEMENT CORP.
                          HARBORSIDE FINANCIAL CENTER,
                                  3200 PLAZA 5
                              JERSEY CITY, NJ 07311
--------------------------------------------------------------------------------
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (201) 324-6363
                                                -----------------------------
DATE OF FISCAL YEAR END: OCTOBER 31, 2003
                        --------------------------
DATE OF REPORTING PERIOD: OCTOBER 31, 2003
                        --------------------------

Item 1. Reports to Shareholders
        SunAmerica Style Select Series, Inc., Annual Report at October 31, 2003. (Focused Portfolios)
        SunAmerica Style Select Series, Inc., Annual Report at October 31, 2003. (Value Fund)

[GRAPHIC]

SUNAMERICA
FOCUSED PORTFOLIOS

2003 ANNUAL REPORT

[GRAPHIC]

[AIG SUNAMERICA MUTUAL FUNDS LOGO]

TABLE OF CONTENTS

STATEMENT OF ASSETS AND LIABILITIES                                            1

STATEMENT OF OPERATIONS                                                        7

STATEMENT OF CHANGES IN NET ASSETS                                            10

FINANCIAL HIGHLIGHTS                                                          15

PORTFOLIO OF INVESTMENTS                                                      23

NOTES TO FINANCIAL STATEMENTS                                                 40

REPORT OF INDEPENDENT AUDITORS                                                65

DIRECTORS INFORMATION                                                         66

SHAREHOLDER TAX INFORMATION                                                   68

                      (This page intentionally left blank.)

[AIG SUNAMERICA MUTUAL FUNDS LOGO]

STATEMENT OF ASSETS AND LIABILITIES -- OCTOBER 31, 2003

                                                FOCUSED          FOCUSED           FOCUSED           FOCUSED           FOCUSED
                                                EQUITY         MULTI-ASSET        BALANCED       FIXED INCOME AND    FIXED INCOME
                                               STRATEGY          STRATEGY         STRATEGY       EQUITY STRATEGY       STRATEGY
                                               PORTFOLIO+       PORTFOLIO+       PORTFOLIO+        PORTFOLIO+         PORTFOLIO+
                                            --------------------------------------------------------------------------------------
ASSETS:
Investment securities, at value*            $   171,339,576   $  207,521,129   $  201,108,364   $      59,554,724   $   25,064,441
Short-term securities*                                   --               --               --                  --               --
Repurchase agreements (cost
  equals market)                                         --               --               --                  --               --
Cash                                                 49,696           10,381          197,378                  --               --
Foreign currency*                                        --               --               --                  --               --
Due from broker                                          --               --               --                  --               --
Receivables for--
  Fund shares sold                                6,252,005        5,263,674        4,420,939             430,418          104,612
  Dividends and accrued interest                         --               --               --                  --               --
  Sale of investments                                    --               --               --                  --               --
  Variation margin on futures contracts                  --               --               --                  --               --
Prepaid expenses and other assets                       124              213              143                  63               55
Due from advisor                                      2,967            1,679               85              10,171           13,850
                                            ---------------   --------------   --------------   -----------------   --------------
                                                177,644,368      212,797,076      205,726,909          59,995,376       25,182,958
                                            ---------------   --------------   --------------   -----------------   --------------

LIABILITIES:
Payables for--
  Fund shares redeemed                               58,970          189,200          333,689               5,613           77,629
  Purchase of investments                                --               --               --                  --               --
  Investment advisory and management
    fees                                             29,909           34,019           34,778              19,808           17,265
  Distribution and service maintenance
    fees                                             61,832           77,293           74,849              17,347           10,017
Transfer agent fees and expenses                     29,092           19,631           28,329              25,387           27,247
Other accrued expenses                               81,035          106,078           62,894              58,641           44,372
Dividends payable                                        --               --               --                  --           36,312
Due to custodian                                         --               --               --                  --               --
Due to custodian for foreign currency*                   --               --               --                  --               --
                                            ---------------   --------------   --------------   -----------------   --------------
                                                    260,838          426,221          534,539             126,796          212,842
                                            ---------------   --------------   --------------   -----------------   --------------
Net assets                                  $   177,383,530   $  212,370,855   $  205,192,370   $      59,868,580   $   24,970,116
                                            ===============   ==============   ==============   =================   ==============
*Cost
Investment securities                       $   155,295,577   $  187,848,491   $  186,084,782   $      57,077,051   $   24,916,029
                                            ===============   ==============   ==============   =================   ==============
Short-term securities                       $            --   $           --   $           --   $              --   $           --
                                            ===============   ==============   ==============   =================   ==============
Foreign currency                            $            --   $           --   $           --   $              --   $           --
                                            ===============   ==============   ==============   =================   ==============

+ See Note 1.

See Notes to Financial Statements

                                                FOCUSED          FOCUSED           FOCUSED           FOCUSED           FOCUSED
                                                EQUITY          MULTI-ASSET       BALANCED       FIXED INCOME AND    FIXED INCOME
                                               STRATEGY          STRATEGY         STRATEGY       EQUITY STRATEGY       STRATEGY
                                               PORTFOLIO+       PORTFOLIO+       PORTFOLIO+        PORTFOLIO+         PORTFOLIO+
                                            --------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS:
Common Stock, $.0001 par value
  (2 billion shares authorized)             $         1,118   $        1,415   $        1,381   $             436   $          193
Paid-in capital                                 161,362,098      192,696,907      190,220,115          57,297,692       24,663,081
                                            ---------------   --------------   --------------   -----------------   --------------
                                                161,363,216      192,698,322      190,221,496          57,298,128       24,663,274
Accumulated undistributed net
  investment income (loss)                             (178)             (73)             (32)             59,239           10,188
Accumulated undistributed net realized
  gain (loss) on investments, futures
  contracts, options contracts, and
  foreign exchange transactions                     (23,507)             (32)         (52,676)             33,540          148,242
Unrealized appreciation
  (depreciation) on investments                  16,043,999       19,672,638       15,023,582           2,477,673          148,412
Unrealized foreign exchange gain (loss)
  on other assets and liabilities                        --               --               --                  --               --
Unrealized appreciation (depreciation) on
  futures contracts and options contracts                --               --               --                  --               --
                                            ---------------   --------------   --------------   -----------------   --------------
                                            $   177,383,530   $  212,370,855   $  205,192,370   $      59,868,580   $   24,970,116
                                            ===============   ==============   ==============   =================   ==============
CLASS A:
Net assets                                  $    50,347,107   $   57,362,477   $   54,459,208   $      26,426,093   $    8,400,462
Shares outstanding                                3,158,741        3,805,243        3,654,857           1,922,001          648,036
Net asset value and redemption price
  per share (excluding any applicable
  contingent deferred sales charge)         $         15.94   $        15.07   $        14.90   $           13.75   $        12.96
Maximum sales charge (5.75% of
  offering price)                                      0.97             0.92             0.91                0.84             0.79
                                            ---------------   --------------   --------------   -----------------   --------------
Maximum offering price to public            $         16.91   $        15.99   $        15.81   $           14.59   $        13.75
                                            ===============   ==============   ==============   =================   ==============
CLASS B:
Net assets                                  $    30,942,374   $   41,761,592   $   48,182,671   $      11,562,367   $    6,032,934
Shares outstanding                                1,953,475        2,785,950        3,246,790             841,717          465,504
Net asset value, offering and
  redemption price per share (excluding
  any applicable contingent deferred
  sales charge)                             $         15.84   $        14.99   $        14.84   $           13.74   $        12.96
                                            ===============   ==============   ==============   =================   ==============
CLASS II:
Net assets                                  $    96,094,049   $  113,246,786   $  102,550,491   $      21,880,120   $   10,536,720
Shares outstanding                                6,070,208        7,555,143        6,904,465           1,592,908          813,044
Net asset value and redemption price
  per share (excluding any applicable
  contingent deferred sales charge)         $         15.83   $        14.99   $        14.85   $           13.74   $        12.96
Maximum sales charge (1.00% of
  offering price)                                      0.16             0.15             0.15                0.14             0.13
                                            ---------------   --------------   --------------   -----------------   --------------
Maximum offering price to public            $         15.99   $        15.14   $        15.00   $           13.88   $        13.09
                                            ===============   ==============   ==============   =================   ==============
CLASS I:
Net assets                                  $            --   $           --   $           --   $              --   $           --
Shares outstanding                                       --               --               --                  --               --
Net asset value, offering and
  redemption price per share                $            --   $           --   $           --   $              --   $           --
                                            ===============   ==============   ==============   =================   ==============
CLASS Z:
Net assets                                  $            --   $           --   $           --   $              --   $           --
Shares outstanding                                       --               --               --                  --               --
Net asset value, offering and
  redemption price per share                $            --   $           --   $           --   $              --   $           --
                                            ===============   ==============   ==============   =================   ==============
CLASS X:
Net assets                                  $            --   $           --   $           --   $              --   $           --
Shares outstanding                                       --               --               --                  --               --
Net asset value, offering and
  redemption price per share                $            --   $           --   $           --   $              --   $           --
                                            ===============   ==============   ==============   =================   ==============

+ See Note 1.

See Notes to Financial Statements

                                                FOCUSED           FOCUSED          FOCUSED           FOCUSED           FOCUSED
                                               LARGE-CAP         MULTI-CAP          2000            LARGE-CAP         MULTI-CAP
                                                GROWTH            GROWTH           GROWTH             VALUE             VALUE
                                               PORTFOLIO         PORTFOLIO        PORTFOLIO         PORTFOLIO         PORTFOLIO
                                            --------------------------------------------------------------------------------------
ASSETS:
Investment securities, at value*            $ 1,584,405,887   $  293,042,282   $  166,272,925   $     237,654,099   $  552,479,620
Short-term securities*                           37,204,857        5,499,694               --          10,591,000               --
Repurchase agreements (cost
  equals market)                                  4,859,000        7,198,000       10,608,000          18,293,000       27,048,000
Cash                                                131,993               --            6,425               3,166            1,674
Foreign currency*                                        --               --               --                  --          307,987
Due from broker                                          --               --               --             370,500               --
Receivables for--
  Fund shares sold                                6,250,474          718,978        2,065,706           2,248,092        1,242,572
  Dividends and accrued interest                  1,348,376              141            3,647             442,497        6,189,055
  Sale of investments                                    --          386,371        3,636,389             519,975       18,214,770
  Variation margin on futures contracts                  --               --               --               6,500               --
Prepaid expenses and other assets                    12,545            6,954              659              70,779            5,346
Due from advisor                                         --           29,074           17,545              21,987            7,686
                                            ---------------   --------------   --------------   -----------------   --------------
                                              1,634,213,132      306,881,494      182,611,296         270,221,595      605,496,710
                                            ---------------   --------------   --------------   -----------------   --------------

LIABILITIES:
Payables for--
  Fund shares redeemed                            2,172,482          264,821          186,211           2,732,505          832,963
  Purchase of investments                                --          703,708        4,034,623                  --       13,791,686
  Investment advisory and management
    fees                                          1,147,943          253,323          141,571             212,690          504,724
  Distribution and service maintenance
    fees                                          1,018,200          184,189           91,210             127,357          396,577
Transfer agent fees and expenses                    535,094          130,625           36,814              58,969          166,518
Other accrued expenses                              135,076          178,119           34,400              21,895          151,630
Dividends payable                                        --               --               --                  --               --
Due to custodian                                         --          295,205               --                  --               --
Due to custodian for foreign currency*                   --               --               --                  --               --
                                            ---------------   --------------   --------------   -----------------   --------------
                                                  5,008,795        2,009,990        4,524,829           3,153,416       15,844,098
                                            ---------------   --------------   --------------   -----------------   --------------
Net assets                                  $ 1,629,204,337   $  304,871,504   $  178,086,467   $     267,068,179   $  589,652,612
                                            ===============   ==============   ==============   =================   ==============
*Cost
Investment securities                       $ 1,232,897,846   $  220,797,123   $  128,715,213   $     214,981,672   $  513,885,920
                                            ===============   ==============   ==============   =================   ==============
Short-term securities                       $    37,204,170   $    5,499,694   $           --   $      10,591,000   $           --
                                            ===============   ==============   ==============   =================   ==============
Foreign currency                            $            --   $           --   $           --   $              --   $      309,606
                                            ===============   ==============   ==============   =================   ==============

See Notes to Financial Statements

                                                FOCUSED           FOCUSED          FOCUSED           FOCUSED           FOCUSED
                                               LARGE-CAP         MULTI-CAP          2000            LARGE-CAP         MULTI-CAP
                                                GROWTH            GROWTH           GROWTH             VALUE             VALUE
                                               PORTFOLIO         PORTFOLIO        PORTFOLIO         PORTFOLIO         PORTFOLIO
                                            --------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS:
Common Stock, $.0001 par value
  (2 billion shares authorized)             $        10,002   $        1,867   $        1,217   $           1,927   $        3,511
Paid-in capital                               1,973,648,263      399,671,509      156,545,681         252,775,300      605,454,469
                                            ---------------   --------------   --------------   -----------------   --------------
                                              1,973,658,265      399,673,376      156,546,898         252,777,227      605,457,980
Accumulated undistributed net
  investment income (loss)                         (122,165)         (36,209)          (2,551)            128,491        2,010,150
Accumulated undistributed net realized
  gain (loss) on investments, futures
  contracts, options contracts, and
  foreign exchange transactions                (695,852,168)    (167,010,822)     (16,015,592)         (8,593,483)     (56,408,917)
Unrealized appreciation
  (depreciation) on investments                 351,508,728       72,245,159       37,557,712          22,672,427       38,593,700
Unrealized foreign exchange gain (loss)
  on other assets and liabilities                    11,677               --               --                  --             (301)
Unrealized appreciation
  (depreciation) on futures contracts
  and options contracts                                  --               --               --              83,517               --
                                            ---------------   --------------   --------------   -----------------   --------------
                                            $ 1,629,204,337   $  304,871,504   $  178,086,467   $     267,068,179   $  589,652,612
                                            ===============   ==============   ==============   =================   ==============
CLASS A:
Net assets                                  $   514,908,231   $  127,425,325   $   89,175,860   $     168,245,267   $  162,491,669
Shares outstanding                               30,914,375        7,556,242        5,968,861          11,999,871        9,499,727
Net asset value and redemption price
  per share (excluding any applicable
  contingent deferred sales charge)         $         16.66   $        16.86   $        14.94   $           14.02   $        17.10
Maximum sales charge (5.75% of
  offering price)                                      1.02             1.03             0.91                0.86             1.04
                                            ---------------   --------------   --------------   -----------------   --------------
Maximum offering price to public            $         17.68   $        17.89   $        15.85   $           14.88   $        18.14
                                            ===============   ==============   ==============   =================   ==============
CLASS B:
Net assets                                  $   502,310,957   $  130,904,498   $   28,898,619   $      41,887,457   $  189,432,180
Shares outstanding                               31,260,993        8,199,934        2,020,751           3,083,910       11,365,975
Net asset value, offering and
  redemption price per share (excluding
  any applicable contingent deferred
  sales charge)                             $         16.07   $        15.96   $        14.30   $           13.58   $        16.67
                                            ===============   ==============   ==============   =================   ==============
CLASS II:
Net assets                                  $   539,789,036   $   45,984,531   $   51,885,559   $      56,935,455   $  220,776,169
Shares outstanding                               33,585,906        2,880,988        3,638,728           4,186,557       13,253,316
Net asset value and redemption price
  per share (excluding any applicable
  contingent deferred sales charge)         $         16.07   $        15.96   $        14.26   $           13.60   $        16.66
Maximum sales charge (1.00% of
  offering price)                                      0.16             0.16             0.14                0.14             0.17
                                            ---------------   --------------   --------------   -----------------   --------------
Maximum offering price to public            $         16.23   $        16.12   $        14.40   $           13.74   $        16.83
                                            ===============   ==============   ==============   =================   ==============
CLASS I:
Net assets                                  $            --   $           --   $    8,126,429   $              --   $   16,952,594
Shares outstanding                                       --               --          538,567                  --          989,355
Net asset value, offering and
  redemption price per share                $            --   $           --   $        15.09   $              --   $        17.13
                                            ===============   ==============   ==============   =================   ==============
CLASS Z:
Net assets                                  $    72,196,113   $           --   $           --   $              --   $           --
Shares outstanding                                4,259,756               --               --                  --               --
Net asset value, offering and
  redemption price per share                $         16.95   $           --   $           --   $              --   $           --
                                            ===============   ==============   ==============   =================   ==============
CLASS X:
Net assets                                  $            --   $      557,150   $           --   $              --   $           --
Shares outstanding                                       --           32,967               --                  --               --
Net asset value, offering and
  redemption price per share                $            --   $        16.90   $           --   $              --   $           --
                                            ===============   ==============   ==============   =================   ==============

See Notes to Financial Statements

                                                                   FOCUSED          FOCUSED         FOCUSED
                                                                     2000           GROWTH       INTERNATIONAL        FOCUSED
                                                                    VALUE         AND INCOME         EQUITY          TECHNOLOGY
                                                                  PORTFOLIO        PORTFOLIO        PORTFOLIO         PORTFOLIO
                                                               ------------------------------------------------------------------
ASSETS:
Investment securities, at value*                               $  255,828,232   $  350,957,882   $   81,919,631    $   84,491,988
Short-term securities*                                             11,899,326        6,499,661        1,717,909                --
Repurchase agreements (cost equals market)                          9,375,716       14,504,000        3,543,000         2,785,000
Cash                                                                   79,436          100,181            1,620             1,132
Foreign currency*                                                          --               --               --                --
Due from broker                                                            --               --               --                --
Receivables for--
  Fund shares sold                                                  1,427,564        2,235,223          919,499           606,811
  Dividends and accrued interest                                      213,060          421,703           96,414                35
  Sale of investments                                                      --               --        5,644,243                --
  Variation margin on futures contracts                                    --               --               --                --
Prepaid expenses and other assets                                      10,890            2,733              328             7,473
Due from advisor                                                       18,135            8,370           31,449            26,415
                                                               --------------   --------------   --------------    --------------
                                                                  278,852,359      374,729,753       93,874,093        87,918,854
                                                               --------------   --------------   --------------    --------------
LIABILITIES:
Payables for--
  Fund shares redeemed                                                471,006          357,446           15,097           181,086
  Purchase of investments                                             419,092        5,471,366        4,963,152         1,314,162
  Investment advisory and management fees                             221,857          305,974           88,630            88,706
  Distribution and service maintenance fees                           150,756          221,929           38,116            52,431
Transfer agent fees and expenses                                       68,073           94,063            9,161            44,032
Other accrued expenses                                                 54,890           96,320            7,363            51,901
Dividends payable                                                          --               --               --                --
Due to custodian                                                           --               --               --                --
Due to custodian for foreign currency*                                     --               --          127,116                --
                                                               --------------   --------------   --------------    --------------
                                                                    1,385,674        6,547,098        5,248,635         1,732,318
                                                               --------------   --------------   --------------    --------------
Net assets                                                     $  277,466,685   $  368,182,655   $   88,625,458    $   86,186,536
                                                               ==============   ==============   ==============    ==============
*Cost
Investment securities                                          $  222,537,332   $  298,436,460   $   72,387,351    $   60,359,980
                                                               ==============   ==============   ==============    ==============
Short-term securities                                          $   11,899,326   $    6,499,661   $    1,717,909    $           --
                                                               ==============   ==============   ==============    ==============
Foreign currency                                               $           --   $           --   $     (126,858)   $           --
                                                               ==============   ==============   ==============    ==============

See Notes to Financial Statements

                                                                   FOCUSED          FOCUSED         FOCUSED
                                                                     2000           GROWTH        INTERNATIONAL       FOCUSED
                                                                    VALUE         AND INCOME         EQUITY          TECHNOLOGY
                                                                  PORTFOLIO        PORTFOLIO        PORTFOLIO         PORTFOLIO
                                                               ------------------------------------------------------------------
COMPOSITION OF NET ASSETS:
Common Stock, $.0001 par value
  (2 billion shares authorized)                                $        1,601   $        2,529   $          600    $        1,777
Paid-in capital                                                   246,410,300      385,165,030       78,649,960       275,872,706
                                                               --------------   --------------   --------------    --------------
                                                                  246,411,901      385,167,559       78,650,560       275,874,483
Accumulated undistributed net investment income (loss)                (11,546)         (18,403)         (26,178)           (6,952)
Accumulated undistributed net realized gain
  (loss) on investments, futures contracts,
  options contracts, and foreign exchange transactions             (2,224,570)     (69,489,795)         488,785      (213,813,003)
Unrealized appreciation (depreciation) on investments              33,290,900       52,521,422        9,532,280        24,132,008
Unrealized foreign exchange gain (loss) on
  other assets and liabilities                                             --            1,872          (19,989)               --
Unrealized appreciation (depreciation) on
  futures contracts and options contracts                                  --               --               --                --
                                                               --------------   --------------   --------------    --------------
                                                               $  277,466,685   $  368,182,655   $   88,625,458    $   86,186,536
                                                               ==============   ==============   ==============    ==============
CLASS A:
Net assets                                                     $  140,180,942   $  119,353,013   $   63,803,088    $   34,846,073
Shares outstanding                                                  7,918,880        7,995,625        4,304,236         7,099,401
Net asset value and redemption price per share (excluding
  any applicable contingent deferred sales charge)             $        17.70   $        14.93   $        14.82    $         4.91
Maximum sales charge (5.75% of offering price)                           1.08             0.91             0.90              0.30
                                                               --------------   --------------   --------------    --------------
Maximum offering price to public                               $        18.78   $        15.84   $        15.72    $         5.21
                                                               ==============   ==============   ==============    ==============
CLASS B:
Net assets                                                     $   60,292,901   $   88,038,446   $    7,681,590    $   22,850,649
Shares outstanding                                                  3,555,692        6,143,611          524,757         4,750,424
Net asset value, offering and redemption
  price per share (excluding any applicable contingent
  deferred sales charge)                                       $        16.96   $        14.33   $        14.64    $         4.81
                                                               ==============   ==============   ==============    ==============
CLASS II:
Net assets                                                     $   76,992,842   $  137,347,776   $   17,140,780    $   28,489,814
Shares outstanding                                                  4,530,985        9,592,068        1,171,876         5,922,845
Net asset value and redemption price per
  share (excluding any applicable contingent deferred
  sales charge)                                                $        16.99   $        14.32   $        14.63    $         4.81
Maximum sales charge (1.00% of offering price)                           0.17             0.14             0.15              0.05
                                                               --------------   --------------   --------------    --------------
Maximum offering price to public                               $        17.16   $        14.46   $        14.78    $         4.86
                                                               ==============   ==============   ==============    ==============
CLASS I:
Net assets                                                     $           --   $           --   $           --    $           --
Shares outstanding                                                         --               --               --                --
Net asset value, offering and redemption
  price per share                                              $           --   $           --   $           --    $           --
                                                               ==============   ==============   ==============    ==============
CLASS Z:
Net assets                                                     $           --   $           --   $           --    $           --
Shares outstanding                                                         --               --               --                --
Net asset value, offering and redemption
  price per share                                              $           --   $           --   $           --    $           --
                                                               ==============   ==============   ==============    ==============
CLASS X:
Net assets                                                     $           --   $   23,443,420   $           --    $           --
Shares outstanding                                                         --        1,563,522               --                --
Net asset value, offering and redemption
  price per share                                              $           --   $        14.99   $           --    $           --
                                                               ==============   ==============   ==============    ==============

See Notes to Financial Statements

STATEMENT OF OPERATIONS -- FOR THE YEAR ENDED OCTOBER 31, 2003

                                                                                                          FOCUSED        FOCUSED
                                                           FOCUSED        FOCUSED        FOCUSED        FIXED INCOME      FIXED
                                                           EQUITY       MULTI-ASSET      BALANCED        AND EQUITY       INCOME
                                                          STRATEGY       STRATEGY        STRATEGY         STRATEGY       STRATEGY
                                                         PORTFOLIO+     PORTFOLIO+      PORTFOLIO+       PORTFOLIO+     PORTFOLIO+
                                                       ----------------------------------------------------------------------------
Income:
  Interest                                             $          --   $          --   $          --   $          --  $          --
  Dividends                                                       --         288,829         445,007         438,139        450,007
                                                       -------------   -------------   -------------   -------------  -------------
   Total income*                                                  --         288,829         445,007         438,139        450,007
                                                       =============   =============   =============   =============  =============
Expenses:
  Investment advisory and management fees                     62,027          86,266          84,042          27,455         17,909
  Custodian fees                                              12,130          12,130          12,130          12,130         12,130
  Distribution and service maintenance fees
   Class A                                                        --              --              --              --             --
   Class B                                                    59,157          91,810         107,657          31,674         22,136
   Class II                                                  161,530         244,794         198,741          59,134         49,174
   Class Z                                                        --              --              --              --             --
   Class X                                                        --              --              --              --             --
  Service fees Class I                                            --              --              --              --             --
  Transfer agent fees and expenses
   Class A                                                    12,530           8,950          14,320          10,740         12,530
   Class B                                                    10,740           8,950           8,950           8,950          8,950
   Class II                                                   10,740           8,950          10,740           8,950          8,950
   Class I                                                        --              --              --              --             --
   Class Z                                                        --              --              --              --             --
   Class X                                                        --              --              --              --             --
  Registration fees
   Class A                                                    32,220          34,010          25,060          23,270         21,480
   Class B                                                    21,480          26,850          21,480          16,110         14,320
   Class II                                                   21,480          26,850          17,900          16,110         14,320
   Class I                                                        --              --              --              --             --
   Class Z                                                        --              --              --              --             --
   Class X                                                        --              --              --              --             --
  Audit and tax fees                                          24,950          24,950          24,950          24,950         24,950
  Reports to investors                                        45,550          60,070          34,610          25,460         18,100
  Legal fees                                                   5,370           5,370           5,370           5,370          5,370
  Directors' fees and expenses                                 7,338           9,299           5,529           5,462          3,620
  Interest expense                                                --              --              --              --             --
  Insurance expense                                              173             295             200              86             75
  Other expenses                                               5,239           5,295           5,259           5,211          5,208
  Amortization of organizational expenses                         --              --              --              --             --
                                                       -------------   -------------   -------------   -------------  -------------
   Total expenses before reimbursements, custody
     credits, and fees paid indirectly                       492,654         654,839         576,938         281,062        239,222
   Expenses waived/reimbursed by investment advisor         (150,785)       (143,836)       (111,620)       (133,680)      (127,663)
   Custody credits earned on cash balances                        --              --              --              --             --
   Fees paid indirectly (Note 8)                                  --              --              --              --             --
                                                       -------------   -------------   -------------   -------------  -------------
   Net expenses                                              341,869         511,003         465,318         147,382        111,559
                                                       -------------   -------------   -------------   -------------  -------------
Net investment income (loss)                                (341,869)       (222,174)        (20,311)        290,757        338,448
                                                       -------------   -------------   -------------   -------------  -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments                      296,379             509         (51,296)         33,540        148,242
Net realized gain (loss) from capital gain
  distributions from underlying funds                         21,159          32,733          17,075           6,125          3,754
Net realized foreign exchange gain (loss) on other
  assets and liabilities                                          --              --              --              --             --
Net realized gain (loss) on futures contracts and
  options contracts                                               --              --              --              --             --
Change in unrealized appreciation (depreciation)
  on investments                                          16,043,999      19,672,638      15,023,582       2,477,673        148,412
Change in unrealized foreign exchange gain (loss) on
  other assets and liabilities                                    --              --              --              --             --
Change in unrealized appreciation (depreciation) on
  futures contracts and options contracts                         --              --              --              --             --
                                                       -------------   -------------   -------------   -------------  -------------
Net realized and unrealized gain (loss) on
  investments, futures contracts, options contracts,
  foreign currencies, and other assets and
  liabilities                                             16,361,537      19,705,880      14,989,361       2,517,338        300,408
                                                       -------------   -------------   -------------   -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                      $  16,019,668   $  19,483,706   $  14,969,050   $   2,808,095  $     638,856
                                                       =============   =============   =============   =============  =============
*Net of foreign withholding taxes on interest and
  dividends of                                         $          --   $          --   $          --   $          --  $          --
                                                       =============   =============   =============   =============  =============

----------
+ See Note 1.

See Notes to Financial Statements

                                                          FOCUSED         FOCUSED         FOCUSED         FOCUSED        FOCUSED
                                                         LARGE-CAP       MULTI-CAP         2000          LARGE-CAP      MULTI-CAP
                                                           GROWTH         GROWTH          GROWTH           VALUE          VALUE
                                                         PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO
                                                       ----------------------------------------------------------------------------
Income:
  Interest                                             $     619,700   $     153,713   $      30,428   $      66,742  $     222,821
  Dividends                                                8,973,707         904,581         112,434       2,940,090     14,081,588
                                                       -------------   -------------   -------------   -------------  -------------
   Total income*                                           9,593,407       1,058,294         142,862       3,006,832     14,304,409
                                                       =============   =============   =============   =============  =============
Expenses:
  Investment advisory and management fees                 10,852,433       2,467,912         934,632       1,490,003      5,286,750
  Custodian fees                                             404,229         157,918         141,404         144,218        288,318
  Distribution and service maintenance fees
   Class A                                                 1,181,441         328,311         127,614         249,756        469,947
   Class B                                                 4,287,849       1,142,033         193,522         355,559      1,729,997
   Class II                                                4,614,693         380,821         316,571         417,535      2,046,245
   Class Z                                                        --              --              --              --             --
   Class X                                                        --              --              --              --             --
  Service fees Class I                                            --              --          14,982              --         35,907
  Transfer agent fees and expenses
   Class A                                                   919,454         297,479          90,268         171,043        359,041
   Class B                                                 1,207,105         348,771          66,487          99,250        466,221
   Class II                                                1,243,905         118,603          80,133         107,391        534,325
   Class I                                                        --              --          13,954              --         31,900
   Class Z                                                    15,077          11,824              --          11,989             --
   Class X                                                        --             886              --              --             --
  Registration fees
   Class A                                                    80,795          23,703          29,555          55,991         28,402
   Class B                                                     4,220          12,286          12,295          13,197         15,184
   Class II                                                    2,038          11,634          14,215          13,601         18,426
   Class I                                                        --              --          11,647              --         21,636
   Class Z                                                     9,478           7,651              --           6,208             --
   Class X                                                        --             110              --              --             --
  Audit and tax fees                                          25,646          32,208          32,646          31,065         29,684
  Reports to investors                                       480,493         137,067          17,468          29,502        170,531
  Legal fees                                                  45,536          11,414           1,908           5,512         24,631
  Directors' fees and expenses                               107,400          21,922           5,164           8,910         48,961
  Interest expense                                               698              47              75              --          1,455
  Insurance expense                                           24,867           5,121           1,022           2,002          9,948
  Other expenses                                               5,120           7,062          25,415           6,742          8,791
  Amortization of organizational expenses                      1,893              --              --              --             --
                                                       -------------   -------------   -------------   -------------  -------------
   Total expenses before reimbursements, custody
     credits, and fees paid indirectly                    25,514,370       5,524,783       2,130,977       3,219,474     11,626,300
   Expenses waived/reimbursed by investment advisor               --        (293,168)       (196,312)       (156,670)      (132,682)
   Custody credits earned on cash balances                    (3,076)           (508)         (1,531)           (262)        (1,717)
   Fees paid indirectly (Note 8)                            (389,257)         (1,203)        (22,804)       (190,448)            --
                                                       -------------   -------------   -------------   -------------  -------------
   Net expenses                                           25,122,037       5,229,904       1,910,330       2,872,094     11,491,901
                                                       -------------   -------------   -------------   -------------  -------------
Net investment income (loss)                             (15,528,630)     (4,171,610)     (1,767,468)        134,738      2,812,508
                                                       -------------   -------------   -------------   -------------  -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments                   18,532,334     (12,930,385)      2,618,307         550,997    (35,798,528)
Net realized gain (loss) from capital gain
  distributions from underlying funds                             --              --              --              --             --
Net realized foreign exchange gain (loss) on other
  assets and liabilities                                          --              --              --              --       (788,720)
Net realized gain (loss) on futures contracts and
  options contracts                                               --         244,661              --          94,610      3,757,024
Change in unrealized appreciation (depreciation) on
  investments                                            342,424,975      76,173,880      38,653,171      33,571,004    155,097,530
Change in unrealized foreign exchange gain (loss) on
  other assets and liabilities                                 8,400              --              --              --        (16,862)
Change in unrealized appreciation (depreciation) on
  futures contracts and options contracts                         --              --              --          83,517         (6,639)
                                                       -------------   -------------   -------------   -------------  -------------
Net realized and unrealized gain (loss) on
  investments, futures contracts, options contracts,
  foreign currencies, and other assets and
  liabilities                                            360,965,709      63,488,156      41,271,478      34,300,128    122,243,805
                                                       -------------   -------------   -------------   -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS:                                     $ 345,437,079   $  59,316,546   $  39,504,010   $  34,434,866  $ 125,056,313
                                                       =============   =============   =============   =============  =============
*Net of foreign withholding taxes on interest and
  dividends of                                         $     181,051   $          --   $         152   $          --  $      99,894
                                                       =============   =============   =============   =============  =============

----------
See Notes to Financial Statements

                                                                       FOCUSED         FOCUSED         FOCUSED
                                                                        2000           GROWTH       INTERNATIONAL      FOCUSED
                                                                        VALUE         AND INCOME        EQUITY       TECHNOLOGY
                                                                      PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                                    -------------------------------------------------------------
Income:
  Interest                                                          $     160,984   $     125,042   $      11,561   $      28,048
  Dividends                                                             2,626,756       2,979,624         954,555          54,991
                                                                    -------------   -------------   -------------   -------------
   Total income*                                                        2,787,740       3,104,666         966,116          83,039
                                                                    =============   =============   =============   =============
Expenses:
  Investment advisory and management fees                               1,826,626       2,733,108         572,278         756,154
  Custodian fees                                                          148,684         156,042         193,884         138,407
  Distribution and service maintenance fees
   Class A                                                                250,773         278,996          94,436          81,976
   Class B                                                                501,573         735,523          59,413         165,464
   Class II                                                               603,472       1,038,761         128,592         203,412
   Class Z                                                                     --              --              --              --
   Class X                                                                     --              --              --              --
  Service fees Class I                                                         --              --              --              --
  Transfer agent fees and expenses
   Class A                                                                183,092         205,846          65,190          89,806
   Class B                                                                140,414         201,404          17,894          67,708
   Class II                                                               157,527         263,515          32,736          75,590
   Class I                                                                     --              --              --              --
   Class Z                                                                 11,865          11,836              --          11,718
   Class X                                                                     --          37,928              --              --
  Registration fees
   Class A                                                                 46,642          27,511          28,672          11,324
   Class B                                                                 16,072          14,716           9,387          10,832
   Class II                                                                20,137          29,982          11,455          11,270
   Class I                                                                     --              --              --              --
   Class Z                                                                  7,051           6,992              --           7,636
   Class X                                                                     --           3,265              --              --
  Audit and tax fees                                                       33,446          33,246          37,636          33,246
  Reports to investors                                                     50,337          81,729           6,671          65,993
  Legal fees                                                                8,257          11,522             738           1,547
  Directors' fees and expenses                                             13,483          20,246           2,327           4,516
  Interest expense                                                            105             176             239             499
  Insurance expense                                                         2,696           4,209             534           1,228
  Other expenses                                                            7,177           6,971           3,389           6,213
  Amortization of organizational expenses                                      --              --              --              --
                                                                    -------------   -------------   -------------   -------------
   Total expenses before reimbursements, custody credits, and
     fees paid indirectly                                               4,029,429       5,903,524       1,265,471       1,744,539
   Expenses waived/reimbursed by investment advisor                      (171,608)       (106,267)       (248,722)       (313,850)
   Custody credits earned on cash balances                                   (577)           (993)         (1,790)           (257)
   Fees paid indirectly (Note 8)                                          (56,345)        (91,953)         (5,838)        (48,181)
                                                                    -------------   -------------   -------------   -------------
   Net expenses                                                         3,800,899       5,704,311       1,009,121       1,382,251
                                                                    -------------   -------------   -------------   -------------
Net investment income (loss)                                           (1,013,159)     (2,599,645)        (43,005)     (1,299,212)
                                                                    -------------   -------------   -------------   -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments                                (2,014,768)     (1,849,272)      1,065,768       2,999,300
Net realized gain (loss) from capital gain distributions from
  underlying funds                                                             --              --              --              --
Net realized foreign exchange gain (loss) on other assets and
  liabilities                                                             (34,716)        197,683          11,415         206,511
Net realized gain (loss) on futures contracts and options
  contracts                                                                    --              --              --          89,453
Change in unrealized appreciation (depreciation) on investments        66,911,227      63,325,553      11,111,181      33,379,541
Change in unrealized foreign exchange gain (loss) on other assets
  and liabilities                                                             (93)          1,347         (26,238)             --
Change in unrealized appreciation (depreciation) on futures
  contracts and options contracts                                              --              --              --         148,855
                                                                    -------------   -------------   -------------   -------------
Net realized and unrealized gain (loss) on investments, futures contracts, options contracts, foreign currencies, and other
  assets and liabilities                                               64,861,650      61,675,311      12,162,126      36,823,660
                                                                    -------------   -------------   -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS     $  63,848,491   $  59,075,666   $  12,119,121   $  35,524,448
                                                                    =============   =============   =============   =============
*Net of foreign withholding taxes on interest and dividends of      $      22,798   $      20,506   $     103,062   $       2,221
                                                                    =============   =============   =============   =============

----------
See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS

                                                    FOCUSED EQUITY STRATEGY  FOCUSED MULTI-ASSET STRATEGY  FOCUSED BALANCED STRATEGY
                                                          PORTFOLIO+                  PORTFOLIO+                  PORTFOLIO+
                                                    -----------------------  ----------------------------  -------------------------
                                                     FOR THE PERIOD ENDED        FOR THE PERIOD ENDED        FOR THE PERIOD ENDED
                                                       OCTOBER 31, 2003#           OCTOBER 31, 2003#           OCTOBER 31, 2003#
                                                    --------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income (loss)                          $    (341,869)              $    (222,174)             $      (20,311)
  Net realized gain (loss) on investments                     296,379                         509                     (51,296)
  Net realized gain (loss) from capital gain
    distributions from underlying funds                        21,159                      32,733                      17,075
  Net realized foreign exchange gain
    (loss) on other assets and liabilities                         --                          --                          --
  Net realized gain (loss) on futures contracts
    and options contracts                                          --                          --                          --
  Change in unrealized appreciation
    (depreciation) on investments                          16,043,999                  19,672,638                  15,023,582
  Change in unrealized foreign exchange gain
    (loss) on other assets and liabilities                         --                          --                          --
  Change in unrealized appreciation
    (depreciation) on futures contracts
    and options contracts                                          --                          --                          --
                                                        -------------               -------------              --------------
Net increase (decrease) in net assets
  resulting from operations                                16,019,668                  19,483,706                  14,969,050
                                                        -------------               -------------              --------------
DIVIDENDS AND DISTRIBUTIONS PAID TO SHAREHOLDERS
  FROM:
  Net investment income (Class A)                              (2,323)                     (4,235)                     (9,827)
  Net investment income (Class B)                                (745)                     (1,800)                     (2,430)
  Net investment income (Class II)                             (2,032)                     (9,262)                     (6,875)
  Net investment income (Class I)                                  --                          --                          --
  Net investment income (Class Z)                                  --                          --                          --
  Net investment income (Class X)                                  --                          --                          --
  Net realized gain on investments
    (Class A)                                                      --                          --                          --
  Net realized gain on investments
    (Class B)                                                      --                          --                          --
  Net realized gain on investments
    (Class II)                                                     --                          --                          --
  Net realized gain on investments
    (Class I)                                                      --                          --                          --
  Net realized gain on investments
    (Class Z)                                                      --                          --                          --
  Net realized gain on investments
    (Class X)                                                      --                          --                          --
                                                        -------------               -------------              --------------
Total dividends and distributions to
  shareholders                                                 (5,100)                    (15,297)                    (19,132)
                                                        -------------               -------------              --------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE TRANSACTIONS
  (NOTE 9)                                                161,368,962                 192,902,446                 190,242,452
                                                        -------------               -------------              --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   177,383,530                 212,370,855                 205,192,370

NET ASSETS:
Beginning of period                                                --                          --                          --
                                                        -------------               -------------              --------------
End of period*                                          $ 177,383,530               $ 212,370,855              $  205,192,370
                                                        =============               =============              ==============
*Includes accumulated undistributed
  net investment income (loss)                          $        (178)              $         (73)             $          (32)
                                                        =============               =============              ==============

----------
# Commenced operations November 8,2002.
+ See Note 1.

See Notes to Financial Statements

                                                 FOCUSED FIXED INCOME
                                                  AND EQUITY STRATEGY  FOCUSED FIXED INCOME          FOCUSED LARGE-CAP
                                                      PORTFOLIO+        STRATEGY PORTFOLIO+           GROWTH PORTFOLIO
                                                ---------------------  --------------------  ---------------------------------
                                                                                              FOR THE YEAR       FOR THE YEAR
                                                                                                 ENDED               ENDED
                                                 FOR THE PERIOD ENDED  FOR THE PERIOD ENDED    OCTOBER 31,        OCTOBER 31,
                                                  OCTOBER 31, 2003#     OCTOBER 31, 2003#         2003                2002
                                                ------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income (loss)                      $     290,757         $     338,448      $   (15,528,630)  $   (16,276,287)
  Net realized gain (loss) on investments                  33,540               148,242           18,532,334      (215,725,377)
  Net realized gain (loss) from capital gain
    distributions from underlying funds                     6,125                 3,754                   --                --
  Net realized foreign exchange gain
    (loss) on other assets and liabilities                     --                    --                   --             4,231
  Net realized gain (loss) on futures contracts
    and options contracts                                      --                    --                   --                --
  Change in unrealized appreciation
    (depreciation) on investments                       2,477,673               148,412          342,424,975        53,815,531
  Change in unrealized foreign exchange gain
    (loss) on other assets and liabilities                     --                    --                8,400             3,277
  Change in unrealized appreciation
    (depreciation) on futures contracts
    and options contracts                                      --                    --                   --                --
                                                    -------------         -------------      ---------------   ---------------
Net increase (decrease) in net assets
  resulting from operations                             2,808,095               638,856          345,437,079      (178,178,625)
                                                    -------------         -------------      ---------------   ---------------
DIVIDENDS AND DISTRIBUTIONS PAID TO
  SHAREHOLDERS FROM:
  Net investment income (Class A)                        (133,642)             (132,312)                  --                --
  Net investment income (Class B)                         (35,495)              (64,248)                  --                --
  Net investment income (Class II)                        (71,489)             (137,414)                  --                --
  Net investment income (Class I)                              --                    --                   --                --
  Net investment income (Class Z)                              --                    --                   --                --
  Net investment income (Class X)                              --                    --                   --                --
  Net realized gain on investments
    (Class A)                                                  --                    --                   --                --
  Net realized gain on investments
    (Class B)                                                  --                    --                   --                --
  Net realized gain on investments
    (Class II)                                                 --                    --                   --                --
  Net realized gain on investments
    (Class I)                                                  --                    --                   --                --
  Net realized gain on investments
    (Class Z)                                                  --                    --                   --                --
  Net realized gain on investments
    (Class X)                                                  --                    --                   --                --
                                                    -------------         -------------      ---------------   ---------------
Total dividends and distributions to
  shareholders                                           (240,626)             (333,974)                  --                --
                                                    -------------         -------------      ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE TRANSACTIONS
  (NOTE 9)                                             57,301,111            24,665,234          128,709,672        19,442,467
                                                    -------------         -------------      ---------------   ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                59,868,580            24,970,116          474,146,751      (158,736,158)

NET ASSETS:
Beginning of period                                            --                    --        1,155,057,586     1,313,793,744
                                                    -------------         -------------      ---------------   ---------------
End of period*                                      $  59,868,580         $  24,970,116      $ 1,629,204,337   $ 1,155,057,586
                                                    =============         =============      ===============   ===============
*Includes accumulated undistributed
  net investment income (loss)                      $      59,239         $      10,188      $      (127,882)  $       (80,776)
                                                    =============         =============      ===============   ===============

----------
# Commenced operations November 8, 2003.
+ See Note 1.

See Notes to Financial Statements

                                        FOCUSED MULTI-CAP GROWTH          FOCUSED 2000 GROWTH            FOCUSED LARGE-CAP VALUE
                                                PORTFOLIO                      PORTFOLIO                        PORTFOLIO
                                      -----------------------------   -----------------------------   -----------------------------
                                       FOR THE YEAR    FOR THE YEAR   FOR THE YEAR     FOR THE YEAR    FOR THE YEAR    FOR THE YEAR
                                          ENDED           ENDED           ENDED           ENDED           ENDED           ENDED
                                        OCTOBER 31,     OCTOBER 31,    OCTOBER 31,      OCTOBER 31,    OCTOBER 31,     OCTOBER 31,
                                           2003            2002            2003            2002            2003            2002
                                      ---------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income (loss)        $  (4,171,610)  $  (3,354,197)  $  (1,767,468)  $    (682,865)  $     134,738   $    (106,534)
  Net realized gain (loss) on
    investments                         (12,930,385)    (33,538,215)      2,618,307     (11,368,393)        550,997      (8,172,770)
  Net realized gain (loss) from
    capital gain distributions from
    underlying funds                             --              --              --              --              --              --
  Net realized foreign exchange
    gain (loss) on other assets and
    liabilities                                  --              --              --              --              --             (20)
  Net realized gain (loss) on
    futures contracts and options
    contracts                               244,661         216,401              --              --          94,610              --
  Change in unrealized appreciation
    (depreciation) on investments        76,173,880      14,714,716      38,653,171       3,714,137      33,571,004      (6,709,037)
  Change in unrealized foreign
    exchange gain (loss) on other
    assets and liabilities                       --              --              --              --              --              --
  Change in unrealized appreciation
    (depreciation) on futures
    contracts and options contracts              --              --              --              --          83,517              --
                                      -------------   -------------   -------------   -------------   -------------   -------------
Net increase (decrease) in net
  assets resulting from operations       59,316,546     (21,961,295)     39,504,010      (8,337,121)     34,434,866     (14,988,361)
                                      -------------   -------------   -------------   -------------   -------------   -------------

DIVIDENDS AND DISTRIBUTIONS PAID TO
  SHAREHOLDERS FROM:
  Net investment income (Class A)                --              --              --              --              --              --
  Net investment income (Class B)                --              --              --              --              --              --
  Net investment income (Class II)               --              --              --              --              --              --
  Net investment income (Class I)                --              --              --              --              --              --
  Net investment income (Class Z)                --              --              --              --              --              --
  Net investment income (Class X)                --              --              --              --              --              --
  Net realized gain on investments
    (Class A)                                    --              --              --              --              --              --
  Net realized gain on investments
    (Class B)                                    --              --              --              --              --              --
  Net realized gain on investments
    (Class II)                                   --              --              --              --              --              --
  Net realized gain on investments
    (Class I)                                    --              --              --              --              --              --
  Net realized gain on investments
    (Class Z)                                    --              --              --              --              --              --
  Net realized gain on investments
    (Class X)                                    --              --              --              --              --              --
                                      -------------   -------------   -------------   -------------   -------------   -------------
Total dividends and distributions
  to shareholders                                --              --              --              --              --              --
                                      -------------   -------------   -------------   -------------   -------------   -------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS (NOTE 9)             1,833,392      37,180,340      86,468,246      31,081,250     140,033,420      21,350,644
                                      -------------   -------------   -------------   -------------   -------------   -------------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                 61,149,938      15,219,045     125,972,256      22,744,129     174,468,286       6,362,283

NET ASSETS:
Beginning of period                     243,721,566     228,502,521      52,114,211      29,370,082      92,599,893      86,237,610
                                      -------------   -------------   -------------   -------------   -------------   -------------
End of period*                        $ 304,871,504   $ 243,721,566   $ 178,086,467   $  52,114,211   $ 267,068,179   $  92,599,893
                                      =============   =============   =============   =============   =============   =============
*Includes accumulated undistributed
  net investment income (loss)        $     (36,209)  $     (27,850)  $      (2,551   $        (400)  $     128,491   $      (6,247)
                                      =============   =============   =============   =============   =============   =============

----------
See Notes to Financial Statements

                                         FOCUSED MULTI-CAP VALUE          FOCUSED 2000 VALUE            FOCUSED GROWTH AND INCOME
                                                PORTFOLIO                       PORTFOLIO                       PORTFOLIO
                                      -----------------------------   -----------------------------   -----------------------------
                                       FOR THE YEAR    FOR THE YEAR    FOR THE YEAR    FOR THE YEAR    FOR THE YEAR    FOR THE YEAR
                                           ENDED          ENDED            ENDED           ENDED          ENDED           ENDED
                                        OCTOBER 31,    OCTOBER 31,      OCTOBER 31,     OCTOBER 31,     OCTOBER 31,     OCTOBER 31,
                                           2003            2002             2003            2002           2003           2002
                                      ---------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income (loss)        $   2,812,508   $  (3,437,467)  $  (1,013,159)  $  (1,129,277)  $  (2,599,645)  $  (2,011,192)
  Net realized gain (loss) on
    investments                         (35,798,528)    (24,390,845)     (2,014,768)      8,378,528      (1,849,272)     (6,755,457)
  Net realized gain (loss) from
    capital gain distributions from
    underlying funds                             --              --              --              --              --              --
  Net realized foreign exchange
    gain (loss) on other assets and
    liabilities                            (788,720)        901,541         (34,716)           (248)        197,683         (19,861)
  Net realized gain (loss) on
    futures contracts and options
    contracts                             3,757,024       3,410,865              --              --              --              --
  Change in unrealized appreciation
    (depreciation) on investments       155,097,530    (107,238,944)     66,911,227     (33,203,602)     63,325,553     (13,032,469)
  Change in unrealized foreign
    exchange gain (loss) on other
    assets and liabilities                  (16,862)         19,668             (93)             (9)          1,347             526
  Change in unrealized appreciation
    (depreciation) on futures
    contracts and options contracts          (6,639)          6,639              --              --              --              --
                                      -------------   -------------   -------------   -------------   -------------   -------------
Net increase (decrease) in net
  assets resulting from operations      125,056,313    (130,728,543)     63,848,491     (25,954,608)     59,075,666     (21,818,453)
                                      -------------   -------------   -------------   -------------   -------------   -------------
DIVIDENDS AND DISTRIBUTIONS PAID TO
  SHAREHOLDERS FROM:
  Net investment income (Class A)                --              --              --              --              --              --
  Net investment income (Class B)                --              --              --              --              --              --
  Net investment income (Class II)               --              --              --              --              --              --
  Net investment income (Class I)                --              --              --              --              --              --
  Net investment income (Class Z)                --              --              --              --              --              --
  Net investment income (Class X)                --              --              --              --              --              --
  Net realized gain on investments
    (Class A)                                    --      (4,365,279)     (2,167,383)     (2,205,838)             --              --
  Net realized gain on investments
    (Class B)                                    --      (6,157,821)     (2,237,601)     (2,820,902)             --              --
  Net realized gain on investments
    (Class II)                                   --      (6,906,930)     (2,595,342)     (1,920,779)             --              --
  Net realized gain on investments
    (Class I)                                    --        (400,129)             --              --              --              --
  Net realized gain on investments
    (Class Z)                                    --              --         (71,751)       (117,467)             --              --
  Net realized gain on investments
    (Class X)                                    --              --              --              --              --              --
                                      -------------   -------------   -------------   -------------   -------------   -------------
Total dividends and distributions
  to shareholders                                --     (17,830,159)     (7,072,077)     (7,064,986)             --              --
                                      -------------   -------------   -------------   -------------   -------------   -------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS (NOTE 9)           (55,363,574)    129,063,204      80,354,987      79,076,205      90,884,940      90,146,173
                                      -------------   -------------   -------------   -------------   -------------   -------------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                 69,692,739     (19,495,498)    137,131,401      46,056,611     149,960,606      68,327,720

NET ASSETS:
Beginning of period                     519,959,873     539,455,371     140,335,284      94,278,673     218,222,049     149,894,329
                                      -------------   -------------   -------------   -------------   -------------   -------------
End of period*                        $ 589,652,612   $ 519,959,873   $ 277,466,685   $ 140,335,284   $ 368,182,655   $ 218,222,049
                                      =============   =============   =============   =============   =============   =============
*Includes accumulated undistributed
  net investment income (loss)        $   2,010,150   $     (13,638)  $     (11,546)  $      (6,128)  $     (18,403)  $     (10,265)
                                      =============   =============   =============   =============   =============   =============

----------
See Notes to Financial Statements

                                                                     FOCUSED INTERNATIONAL EQUITY        FOCUSED TECHNOLOGY
                                                                               PORTFOLIO                     PORTFOLIO
                                                                    -----------------------------   -----------------------------
                                                                    FOR THE YEAR     FOR THE YEAR    FOR THE YEAR   FOR THE YEAR
                                                                       ENDED            ENDED           ENDED          ENDED
                                                                     OCTOBER 31,      OCTOBER 31,     OCTOBER 31,    OCTOBER 31,
                                                                        2003             2002            2003           2002
                                                                    -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income (loss)                                      $     (43,005)  $    (116,463)  $  (1,299,212)  $  (1,571,944)
  Net realized gain (loss) on investments                               1,065,768        (576,983)      2,999,300     (21,567,018)
  Net realized gain (loss) from capital gain distributions
    from underlying funds                                                      --              --              --              --
  Net realized foreign exchange gain (loss) on other assets and
    liabilities                                                            11,415          32,166         206,511        (135,966)
  Net realized gain (loss) on futures contracts and options
    contracts                                                                  --              --          89,453         234,697
  Change in unrealized appreciation (depreciation) on investments      11,111,181      (1,578,901)     33,379,541         171,061
  Change in unrealized foreign exchange gain (loss)
    on other assets and liabilities                                       (26,238)          6,249              --             582
  Change in unrealized appreciation (depreciation) on futures
    contracts and options contracts                                            --              --         148,855        (148,855)
                                                                    -------------   -------------   -------------   -------------
Net increase (decrease) in net assets resulting from operations        12,119,121      (2,233,932)     35,524,448     (23,017,443)
                                                                    -------------   -------------   -------------   -------------
DIVIDENDS AND DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
  Net investment income (Class A)                                              --              --              --              --
  Net investment income (Class B)                                              --              --              --              --
  Net investment income (Class II)                                             --              --              --              --
  Net investment income (Class I)                                              --              --              --              --
  Net investment income (Class Z)                                              --              --              --              --
  Net investment income (Class X)                                              --              --              --              --
  Net realized gain on investments (Class A)                                   --              --              --              --
  Net realized gain on investments (Class B)                                   --              --              --              --
  Net realized gain on investments (Class II)                                  --              --              --              --
  Net realized gain on investments (Class I)                                   --              --              --              --
  Net realized gain on investments (Class Z)                                   --              --              --              --
  Net realized gain on investments (Class X)                                   --              --              --              --
                                                                    -------------   -------------   -------------   -------------
Total dividends and distributions to shareholders                              --              --              --              --
                                                                    -------------   -------------   -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS (NOTE 9)                                          43,834,368      34,905,901       1,574,035      (4,385,331)
                                                                    -------------   -------------   -------------   -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                55,953,489      32,671,969      37,098,483     (27,402,774)

NET ASSETS:
Beginning of period                                                    32,671,969              --      49,088,053      76,490,827
                                                                    -------------   -------------   -------------   -------------
End of period*                                                      $  88,625,458   $  32,671,969   $  86,186,536   $  49,088,053
                                                                    =============   =============   =============   =============
*Includes accumulated undistributed net investment income (loss)    $     (26,178)  $          --   $      (6,952)  $      (5,035)
                                                                    =============   =============   =============   =============

----------
See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

                                                   NET GAIN
                                                   (LOSS) ON                   DIVIDENDS
                                        NET       INVESTMENTS                    FROM           DISTRI-                      NET
                        NET ASSET     INVEST-       (BOTH                         NET           BUTIONS                     ASSET
                          VALUE        MENT        REALIZED      TOTAL FROM     INVEST-          FROM           TOTAL       VALUE
      PERIOD            BEGINNING     INCOME         AND         INVESTMENT      MENT           CAPITAL        DISTRI-      END OF
      ENDED             OF PERIOD    (LOSS)(1)    UNREALIZED)    OPERATIONS     INCOME           GAINS         BUTIONS      PERIOD
--------------------    ---------    ---------    -----------    ----------    ---------       ---------      ---------    --------
FOCUSED EQUITY STRATEGY PORTFOLIO
                                                                                CLASS A
11/08/02-10/31/03(5)    $   12.50    $   (0.03)   $      3.49    $     3.46    $   (0.02)      $      --      $   (0.02)   $  15.94
                                                                                CLASS B
11/08/02-10/31/03(5)    $   12.50    $   (0.11)   $      3.46    $     3.35    $   (0.01)      $      --      $   (0.01)   $  15.84
                                                                                CLASS II
11/08/02-10/31/03(5)    $   12.50    $   (0.11)   $      3.45    $     3.34    $   (0.01)      $      --      $   (0.01)   $  15.83

FOCUSED MULTI-ASSET STRATEGY PORTFOLIO
                                                                                CLASS A
11/08/02-10/31/03(5)    $   12.50    $    0.02    $      2.58    $     2.60    $   (0.03)      $      --      $   (0.03)   $  15.07
                                                                                CLASS B
11/08/02-10/31/03(5)    $   12.50    $   (0.06)   $      2.57    $     2.51    $   (0.02)      $      --      $   (0.02)   $  14.99
                                                                                CLASS II
11/08/02-10/31/03(5)    $   12.50    $   (0.06)   $      2.57    $     2.51    $   (0.02)      $      --      $   (0.02)   $  14.99

FOCUSED BALANCED STRATEGY PORTFOLIO
                                                                                CLASS A
11/08/02-10/31/03(5)    $   12.50    $    0.05    $      2.41    $     2.46    $    0.06)(6)   $      --      $   (0.06)   $  14.90
                                                                                CLASS B
11/08/02-10/31/03(5)    $   12.50    $   (0.02)   $      2.39    $     2.37    $   (0.03)(6)   $      --      $   (0.03)   $  14.84
                                                                                CLASS II
11/08/02-10/31/03(5)    $   12.50    $   (0.02)   $      2.40    $     2.38    $   (0.03)(6)   $      --      $   (0.03)   $  14.85

FOCUSED FIXED INCOME AND EQUITY STRATEGY PORTFOLIO
                                                                                CLASS A
11/08/02-10/31/03(5)    $   12.50    $    0.20    $      1.23    $     1.43    $   (0.18)      $      --      $   (0.18)   $  13.75
                                                                                CLASS B
11/08/02-10/31/03(5)    $   12.50    $    0.12    $      1.23    $     1.35    $   (0.11)      $      --      $   (0.11)   $  13.74
                                                                                CLASS II
11/08/02-10/31/03(5)    $   12.50    $    0.13    $      1.22    $     1.35    $   (0.11)      $      --      $   (0.11)   $  13.74

FOCUSED FIXED INCOME STRATEGY PORTFOLIO
                                                                                CLASS A
11/08/02-10/31/03(5)    $   12.50    $    0.30    $      0.46    $     0.76    $   (0.30)      $      --      $   (0.30)   $  12.96
                                                                                CLASS B
11/08/02-10/31/03(5)    $   12.50    $    0.23    $      0.46    $     0.69    $   (0.23)      $      --      $   (0.23)   $  12.96
                                                                                CLASS II
11/08/02-10/31/03(5)    $   12.50    $    0.22    $      0.47    $     0.69    $   (0.23)      $      --      $   (0.23)   $  12.96

                                                                     RATIO OF
                                       NET          RATIO OF      NET INVESTMENT
                                      ASSETS      EXPENSES TO      INCOME (LOSS)
      PERIOD              TOTAL       END OF      AVERAGE NET     TO AVERAGE NET     PORTFOLIO
      ENDED             RETURN(2)     PERIOD      ASSETS(3)(4)      ASSETS(3)(4)     TURNOVER
--------------------    ---------    ---------    ------------    ---------------    ---------
FOCUSED EQUITY STRATEGY PORTFOLIO
11/08/02-10/31/03(5)        27.72%   $  50,347           0.25%         (0.25%)           7%
11/08/02-10/31/03(5)        26.81    $  30,942           0.90          (0.90)            7
11/08/02-10/31/03(5)        26.73    $  96,094           0.90          (0.90)            7

FOCUSED MULTI-ASSET STRATEGY PORTFOLIO
11/08/02-10/31/03(5)        20.82%   $  57,362           0.25%          0.16%            0%
11/08/02-10/31/03(5)        20.07    $  41,762           0.90          (0.50)            0
11/08/02-10/31/03(5)        20.07    $ 113,247           0.90          (0.48)            0

FOCUSED BALANCED STRATEGY PORTFOLIO
11/08/02-10/31/03(5)        19.75%   $  54,459           0.25%          0.43%            2%
11/08/02-10/31/03(5)        18.98    $  48,183           0.90          (0.20)            2
11/08/02-10/31/03(5)        19.06    $ 102,550           0.90          (0.19)            2

FOCUSED FIXED INCOME AND EQUITY STRATEGY PORTFOLIO
11/08/02-10/31/03(5)        11.57%   $  26,426           0.25%          1.64%            6%
11/08/02-10/31/03(5)        10.88    $  11,562           0.90           1.02             6
11/08/02-10/31/03(5)        10.88    $  21,880           0.90           1.08             6

FOCUSED FIXED INCOME STRATEGY PORTFOLIO
11/08/02-10/31/03(5)         6.35%   $   8,400           0.25%          2.52%           66%
11/08/02-10/31/03(5)         5.69    $   6,033           0.90           1.94            66
11/08/02-10/31/03(5)         5.69    $  10,537           0.90           1.89            66

(1)  Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect sales load, but does include expense reimbursements and expense reductions.
(3)  Annualized
(4)  Net of the following expense reimbursements (based on average net assets):

                                                  10/31/03(3)
                                                  -----------
Focused Equity Strategy A                            0.36%
Focused Equity Strategy B                            0.42
Focused Equity Strategy II                           0.18
Focused Multi-Asset Strategy A                       0.25
Focused Multi-Asset Strategy B                       0.27
Focused Multi-Asset Strategy II                      0.12
Focused Balanced Strategy A                          0.21
Focused Balanced Strategy B                          0.18
Focused Balanced Strategy II                         0.09
Focused Fixed Income and Equity Strategy A           0.53%
Focused Fixed Income and Equity Strategy B           0.71
Focused Fixed Income and Equity Strategy II          0.52
Focused Fixed Income Strategy A                      0.90
Focused Fixed Income Strategy B                      1.00
Focused Fixed Income Strategy II                     0.60

(5)  Commencement of operations.
(6)  Includes a tax return of capital of less than $0.01 per share.

See Notes to Financial Statements

                                                    NET GAIN
                                                   (LOSS) ON                   DIVIDENDS
                                        NET       INVESTMENTS                    FROM           DISTRI-                      NET
                        NET ASSET     INVEST-       (BOTH                         NET           BUTIONS                     ASSET
                          VALUE        MENT        REALIZED      TOTAL FROM     INVEST-          FROM           TOTAL       VALUE
      PERIOD            BEGINNING     INCOME         AND         INVESTMENT      MENT           CAPITAL        DISTRI-      END OF
      ENDED             OF PERIOD    (LOSS)(1)    UNREALIZED)    OPERATIONS     INCOME           GAINS         BUTIONS      PERIOD
--------------------    ---------    ---------    -----------    ----------    ---------       ---------      ---------    --------
FOCUSED LARGE-CAP GROWTH PORTFOLIO
                                                                                                CLASS A
10/31/99                $   12.60    $   (0.12)   $      6.75    $     6.63    $      --       $      --      $      --    $  19.23
10/31/00                    19.23        (0.19)          2.54          2.35           --           (0.09)         (0.09)      21.49
10/31/01                    21.49        (0.11)         (6.16)        (6.27)          --           (0.59)         (0.59)      14.63
10/31/02                    14.63        (0.11)         (1.71)        (1.82)          --              --             --       12.81
10/31/03                    12.81        (0.12)          3.97          3.85           --              --             --       16.66
                                                                                                CLASS B
10/31/99                $   12.56    $   (0.23)   $      6.72    $     6.49    $      --       $      --      $      --    $  19.05
10/31/00                    19.05        (0.34)          2.52          2.18           --           (0.09)         (0.09)      21.14
10/31/01                    21.14        (0.22)         (6.04)        (6.26)          --           (0.59)         (0.59)      14.29
10/31/02                    14.29        (0.20)         (1.65)        (1.85)          --              --             --       12.44
10/31/03                    12.44        (0.20)          3.83          3.63           --              --             --       16.07
                                                                                                CLASS II
10/31/99                $   12.56    $   (0.23)   $      6.72    $     6.49    $      --       $      --      $      --    $  19.05
10/31/00                    19.05        (0.35)          2.53          2.18           --           (0.09)         (0.09)      21.14
10/31/01                    21.14        (0.22)         (6.04)        (6.26)          --           (0.59)         (0.59)      14.29
10/31/02                    14.29        (0.20)         (1.65)        (1.85)          --              --             --       12.44
10/31/03                    12.44        (0.20)          3.83          3.63           --              --             --       16.07
                                                                                                CLASS Z
7/07/99-10/31/99(7)     $   18.18    $      --    $      1.09    $     1.09     $     --       $      --      $      --    $  19.27
10/31/00                    19.27        (0.09)          2.53          2.44           --           (0.09)         (0.09)      21.62
10/31/01                    21.62        (0.07)         (6.20)        (6.27)          --           (0.59)         (0.59)      14.76
10/31/02                    14.76        (0.05)         (1.74)        (1.79)          --              --             --       12.97
10/31/03                    12.97        (0.03)          4.01          3.98           --              --             --       16.95

                                                                      RATIO OF
                                         NET        RATIO OF       NET INVESTMENT
                                       ASSETS     EXPENSES TO       INCOME (LOSS)
      PERIOD              TOTAL        END OF       AVERAGE        TO AVERAGE NET    PORTFOLIO
      ENDED             RETURN(2)      PERIOD      NET ASSETS          ASSETS        TURNOVER
--------------------    ---------    ---------    ------------     --------------    ---------
FOCUSED LARGE-CAP GROWTH PORTFOLIO
10/31/99                  52.62%     $ 169,734    1.45%(4)(5)      (0.70)%(4)(5)       161%
10/31/00                  12.23        401,754    1.54(4)(5)       (0.81)(4)(5)        228
10/31/01                 (29.87)       284,538    1.56(5)          (0.66)(5)           178
10/31/02                 (12.44)       273,034    1.57(6)          (0.81)(6)           166
10/31/03                  30.05        514,908    1.58(6)          (0.83)(6)            81

10/31/99                  51.67%     $ 271,531    2.10%(4)(5)      (1.34)%(4)(5)       161%
10/31/00                  11.45        641,205    2.19(4)(5)       (1.46)(4)(5)        228
10/31/01                 (30.33)       475,315    2.21(5)          (1.31)(5)           178
10/31/02                 (12.95)       414,904    2.21(6)          (1.45)(6)           166
10/31/03                  29.18        502,311    2.22(6)          (1.47)(6)            81

10/31/99                  51.67%     $ 261,536    2.10%(4)(5)      (1.34)%(4)(5)       161%
10/31/00                  11.45        793,146    2.20(4)(5)       (1.46)(4)(5)        228
10/31/01                 (30.33)       544,620    2.21(5)          (1.30)(5)           178
10/31/02                 (12.95)       458,335    2.21(6)          (1.45)(6)           166
10/31/03                  29.18        539,786    2.21(6)          (1.45)(6)            81

7/07/99-10/31/99(7)        6.00%     $   2,522    0.93%(3)(4)(5)   (0.09)%(3)(4)(5)    161%
10/31/00                  12.67         12,523    1.12(4)(5)       (0.38)(4)(5)        228
10/31/01                 (29.68)         9,321    1.27(5)          (0.38)(5)           178
10/31/02                 (12.13)         8,785    1.21(6)          (0.45)(6)           166
10/31/03                  30.69         72,196    0.98(6)          (0.22)(6)            81

(1)  Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect sales load, but does include expense reimbursements and expense reductions.
(3)  Annualized
(4)  Net of the following expense reimbursements (based on average net assets):

                                   10/31/99    10/31/00
                                   --------    --------
Focused Large-Cap Growth A           0.18%       0.05%
Focused Large-Cap Growth B           0.16        0.04
Focused Large-Cap Growth II          0.17        0.04
Focused Large-Cap Growth Z           2.23(3)     0.13

(5) The ratio reflects an expense cap which is net of custody credits of less than 0.01%.
(6) Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower by:

                                               10/31/02    10/31/03
                                               --------    --------
Focused Large-Cap Growth A                       0.09%       0.03%
Focused Large-Cap Growth B                       0.09        0.03
Focused Large-Cap Growth II                      0.09        0.03
Focused Large-Cap Growth Z                       0.09        0.03

(7)  Inception date of class.

See Notes to Financial Statements

                                                   NET GAIN
                                                  (LOSS) ON                    DIVIDENDS
                                        NET       INVESTMENTS                    FROM           DISTRI-                      NET
                        NET ASSET     INVEST-       (BOTH                         NET           BUTIONS                     ASSET
                          VALUE        MENT        REALIZED      TOTAL FROM     INVEST-          FROM           TOTAL       VALUE
      PERIOD            BEGINNING     INCOME          AND        INVESTMENT      MENT           CAPITAL        DISTRI-      END OF
      ENDED             OF PERIOD    (LOSS)(1)    UNREALIZED)    OPERATIONS     INCOME           GAINS         BUTIONS      PERIOD
--------------------    ---------    ---------    -----------    ----------    ---------       ---------      ---------    --------
FOCUSED MULTI-CAP GROWTH PORTFOLIO
                                                                                                CLASS A
10/31/99                $   16.50    $   (0.23)   $      9.86    $     9.63    $      --       $      --      $      --    $  26.13
10/31/00                    26.13        (0.35)          8.65          8.30           --           (3.24)         (3.24)      31.19
10/31/01                    31.19        (0.15)        (11.07)       (11.22)          --           (5.04)         (5.04)      14.93
10/31/02                    14.93        (0.16)         (1.42)        (1.58)          --              --             --       13.35
10/31/03                    13.35        (0.18)          3.69          3.51           --              --             --       16.86
                                                                                                CLASS B
10/31/99                $   16.29    $   (0.37)   $      9.69    $     9.32    $      --       $      --      $      --    $  25.61
10/31/00                    25.61        (0.56)          8.50          7.94           --           (3.24)         (3.24)      30.31
10/31/01                    30.31        (0.27)        (10.67)       10.94)           --           (5.04)         (5.04)      14.33
10/31/02                    14.33        (0.25)         (1.36)        (1.61)          --              --             --       12.72
10/31/03                    12.72        (0.26)          3.50          3.24           --              --             --       15.96
                                                                                                CLASS II
10/31/99                $   16.30    $   (0.37)   $      9.67    $     9.30    $      --       $      --      $      --    $  25.60
10/31/00                    25.60        (0.56)          8.51          7.95           --           (3.24)         (3.24)      30.31
10/31/01                    30.31        (0.27)        (10.68)       (10.95)          --           (5.04)         (5.04)      14.32
10/31/02                    14.32        (0.24)         (1.36)        (1.60)          --              --             --       12.72
10/31/03                    12.72        (0.26)          3.50          3.24           --              --             --       15.96
                                                                                                CLASS X
8/01/02-10/31/02(7)      $  13.55    $   (0.10)   $     (0.10)   $    (0.20)   $      --       $      --      $      --    $  13.35
10/31/03                    13.35        (0.15)          3.70          3.55           --              --             --       16.90

                                                                      RATIO OF
                                        NET          RATIO OF      NET INVESTMENT
                                       ASSETS      EXPENSES TO      INCOME (LOSS)
      PERIOD              TOTAL        END OF        AVERAGE       TO AVERAGE NET    PORTFOLIO
      ENDED             RETURN(2)      PERIOD      NET ASSETS          ASSETS         TURNOVER
--------------------    ---------    ---------    ------------     ---------------   ---------
FOCUSED MULTI-CAP GROWTH PORTFOLIO
10/31/99                  58.36%     $ 100,468    1.76%(4)(5)      (1.00)%(4)(5)        126%
10/31/00                  32.77        162,801    1.78(4)(5)       (1.07)(4)(5)         134
10/31/01                 (41.40)        77,975    1.78(4)(5)       (0.77)(4)(5)         176
10/31/02                 (10.58)        85,244    1.76(4)(6)       (1.08)(4)(6)         211
10/31/03                  26.29        127,425    1.72(4)(6)       (1.30)(4)(6)         100

10/31/99                  57.21%     $ 140,508    2.39%(4)(5)      (1.64)%(4)(5)        126%
10/31/00                  31.95        217,963    2.43(4)(5)       (1.72)(4)(5)         134
10/31/01                 (41.73)       114,228    2.43(4)(5)       (1.43)(4)(5)         176
10/31/02                 (11.24)       118,177    2.41(4)(6)       (1.74)(4)(6)         211
10/31/03                  25.47        130,904    2.37(4)(6)       (1.94)(4)(6)         100

10/31/99                  57.06%     $  25,331    2.41%(4)(5)      (1.65)%(4)(5)        126%
10/31/00                  32.01         71,127    2.43(4)(5)       (1.70)(4)(5)         134
10/31/01                 (41.77)        34,567    2.43(4)(5)       (1.43)(4)(5)         176
10/31/02                 (11.17)        38,884    2.41(4)(6)       (1.74)(4)(6)         211
10/31/03                  25.47         45,985    2.37(4)(6)       (1.94)(4)(6)         100

8/01/02-10/31/02(7)       (1.48)%    $     169    1.47%(3)(4)(6)   (0.80)%(3)(4)(6)     211%
10/31/03                  26.59            557    1.47(4)(6)       (1.08)(4)(6)         100

(1)  Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect sales load, but does include expense reimbursements and expense reductions.
(3)  Annualized
(4) Net of the following expense reimbursements (recoupments) (based on average net assets):

                               10/31/99    10/31/00    10/31/01     10/31/02    10/31/03
                               --------    --------    --------     --------    --------
Focused Multi-Cap Growth A       0.08%       --%         0.01%       0.05%        0.12%
Focused Multi-Cap Growth B       0.06        --            --        0.01         0.10
Focused Multi-Cap Growth II      0.10        --          0.02        0.05         0.12
Focused Multi-Cap Growth X         --        --            --        6.36(3)     (0.02)

(5) The ratio reflects an expense cap which is net of custody credits of less than 0.01%.
(6) Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower by:

                                           10/31/02    10/31/03
                                           --------    --------
Focused Multi-Cap Growth A                   0.03%        --%
Focused Multi-Cap Growth B                   0.03         --
Focused Multi-Cap Growth II                  0.03         --
Focused Multi-Cap Growth X                     --         --

(7)  Inception date of class.

See Notes to Financial Statements

                                                   NET GAIN
                                                   (LOSS) ON                   DIVIDENDS
                                        NET       INVESTMENTS                    FROM           DISTRI-                      NET
                        NET ASSET     INVEST-       (BOTH                         NET           BUTIONS                     ASSET
                          VALUE        MENT        REALIZED      TOTAL FROM     INVEST-          FROM           TOTAL       VALUE
      PERIOD            BEGINNING     INCOME         AND         INVESTMENT      MENT           CAPITAL        DISTRI-      END OF
      ENDED             OF PERIOD    (LOSS)(1)    UNREALIZED)    OPERATIONS     INCOME           GAINS         BUTIONS      PERIOD
--------------------    ---------    ---------    -----------    ----------    ---------       ---------      ---------    --------
FOCUSED 2000 GROWTH PORTFOLIO
                                                                                                CLASS A
10/31/99                $    8.88    $   (0.15)   $      4.08    $     3.93    $      --       $      --      $      --    $  12.81
10/31/00                    12.81        (0.12)          5.66          5.54           --           (1.08)         (1.08)      17.27
10/31/01                    17.27        (0.14)         (5.65)        (5.79)          --           (0.01)         (0.01)      11.47
10/31/02                    11.47        (0.15)         (1.11)        (1.26)          --              --             --       10.21
10/31/03                    10.21        (0.18)          4.91          4.73           --              --             --       14.94
                                                                                                CLASS B
10/31/99                $    8.83    $   (0.21)   $      3.95    $     3.74    $      --       $      --      $      --    $  12.57
10/31/00                    12.57        (0.24)          5.55          5.31           --           (1.08)         (1.08)      16.80
10/31/01                    16.80        (0.22)         (5.46)        (5.68)          --           (0.01)         (0.01)      11.11
10/31/02                    11.11        (0.23)         (1.05)        (1.28)          --              --             --        9.83
10/31/03                     9.83        (0.25)          4.72          4.47           --              --             --       14.30
                                                                                                CLASS II
10/31/99                $    8.84    $   (0.21)   $      3.94    $     3.73    $      --       $      --      $      --    $  12.57
10/31/00                    12.57        (0.29)          5.59          5.30           --           (1.08)         (1.08)      16.79
10/31/01                    16.79        (0.22)         (5.45)        (5.67)          --           (0.01)         (0.01)      11.11
10/31/02                    11.11        (0.20)         (1.10)        (1.30)          --              --             --        9.81
10/31/03                     9.81        (0.25)          4.70          4.45           --              --             --       14.26
                                                                                                CLASS I
7/10/00-10/31/00(6)     $   19.82    $   (0.07)   $     (1.42)   $    (1.49)   $      --       $   (1.00)     $   (1.00)   $  17.33
10/31/01                    17.33        (0.13)         (5.64)        (5.77)          --           (0.01)         (0.01)      11.55
10/31/02                    11.55        (0.16)         (1.09)        (1.25)          --              --             --       10.30
10/31/03                    10.30        (0.17)          4.96          4.79           --              --             --       15.09

                                                                    RATIO OF
                                        NET         RATIO OF     NET INVESTMENT
                                       ASSETS     EXPENSES TO     INCOME (LOSS)
      PERIOD              TOTAL        END OF       AVERAGE      TO AVERAGE NET     PORTFOLIO
      ENDED             RETURN(2)      PERIOD      NET ASSETS        ASSETS         TURNOVER
--------------------    ---------    ---------    -----------    ---------------    ---------
FOCUSED 2000 GROWTH PORTFOLIO
10/31/99                  44.26%     $     224    1.70%(4)        (1.43)%(4)          129%
10/31/00                  43.62          6,795    1.35(4)         (0.66)(4)           222
10/31/01                 (33.56)         4,512    1.47(4)         (1.04)(4)            91
10/31/02                 (10.99)        10,856    1.74(4)(5)      (1.44)(4)(5)        150
10/31/03                  46.33         89,176    1.72(4)(5)      (1.57)(4)(5)         68

10/31/99                  42.36%     $     660    2.35%(4)        (2.04)%(4)          129%
10/31/00                  42.62         14,554    2.00(4)         (1.31)(4)           222
10/31/01                 (33.84)        11,158    2.11(4)         (1.69)(4)            91
10/31/02                 (11.52)        14,375    2.40(4)(5)      (2.10)(4)(5)        150
10/31/03                  45.47         28,899    2.37(4)(5)      (2.21)(4)(5)         68

10/31/99                  42.19%     $     440    2.35%(4)        (2.03)%(4)          129%
10/31/00                  42.54          3,337    2.21(4)         (1.56)(4)           222
10/31/01                 (33.80)         2,119    2.11(4)         (1.67)(4)            91
10/31/02                 (11.70)        22,029    2.39(4)(5)      (2.08)(4)(5)        150
10/31/03                  45.36         51,886    2.37(4)(5)      (2.22)(4)(5)         68

7/10/00-10/31/00(6)       (7.34)%    $  14,154    1.11%(3)(4)     (0.37)%(3)(4)       222%
10/31/01                 (33.33)        11,581    1.37(4)         (0.94)(4)            91
10/31/02                 (10.82)         4,854    1.64(4)(5)      (1.35)(4)(5)        150
10/31/03                  46.50          8,126    1.62(4)(5)      (1.46)(4)(5)         68

(1)  Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect sales load, but does include expense reimbursements and expense reductions.
(3)  Annualized
(4)  Net of the following expense reimbursements (based on average net assets):

                               10/31/99    10/31/00    10/31/01     10/31/02    10/31/03
                               --------    --------    --------     --------    --------
Focused 2000 Growth A            5.26%      0.75%        1.34%        0.70%       0.18%
Focused 2000 Growth B            5.23       0.75         1.35         0.72        0.28
Focused 2000 Growth II           5.25       0.96         1.34         0.59        0.17
Focused 2000 Growth I              --       0.58(3)      1.34         0.67        0.30

(5) Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets for would have been lower by:

                                           10/31/02    10/31/03
                                           --------    --------
Focused 2000 Growth A                        0.07%       0.02%
Focused 2000 Growth B                        0.08        0.03
Focused 2000 Growth II                       0.05        0.03
Focused 2000 Growth I                        0.07        0.03

(6)  Inception date of class.

See Notes to Financial Statements

                                                   NET GAIN
                                                   (LOSS) ON                   DIVIDENDS
                                        NET       INVESTMENTS                    FROM           DISTRI-                      NET
                        NET ASSET     INVEST-       (BOTH                         NET           BUTIONS                     ASSET
                          VALUE        MENT        REALIZED      TOTAL FROM     INVEST-          FROM           TOTAL       VALUE
      PERIOD            BEGINNING     INCOME         AND         INVESTMENT      MENT           CAPITAL        DISTRI-      END OF
      ENDED             OF PERIOD    (LOSS)(1)    UNREALIZED)    OPERATIONS     INCOME           GAINS         BUTIONS      PERIOD
--------------------    ---------    ---------    -----------    ----------    ---------       ---------      ---------    --------
FOCUSED LARGE-CAP VALUE PORTFOLIO
                                                                                                CLASS A
10/31/99                $   12.59    $    0.05    $      1.49    $     1.54    $      --       $   (0.08)     $   (0.08)   $  14.05
10/31/00                    14.05         0.11           1.86          1.97           --           (0.32)         (0.32)      15.70
10/31/01                    15.70        (0.03)         (1.92)        (1.95)       (0.12)          (0.57)         (0.69)      13.06
10/31/02                    13.06         0.04          (1.99)        (1.95)          --              --             --       11.11
10/31/03                    11.11         0.04           2.87          2.91           --              --             --       14.02
                                                                                                CLASS B
10/31/99                $   12.51    $   (0.05)   $      1.49    $     1.44    $      --       $   (0.08)     $   (0.08)   $  13.87
10/31/00                    13.87         0.02           1.81          1.83           --           (0.32)         (0.32)      15.38
10/31/01                    15.38        (0.12)         (1.87)        (1.99)       (0.01)          (0.57)         (0.58)      12.81
10/31/02                    12.81        (0.04)         (1.94)        (1.98)          --              --             --       10.83
10/31/03                    10.83        (0.04)          2.79          2.75           --              --             --       13.58
                                                                                                CLASS II
10/31/99                $   12.51    $   (0.04)   $      1.48    $     1.44    $      --       $   (0.08)     $   (0.08)   $  13.87
10/31/00                    13.87         0.02           1.82          1.84           --           (0.32)         (0.32)      15.39
10/31/01                    15.39        (0.13)         (1.86)        (1.99)       (0.01)          (0.57)         (0.58)      12.82
10/31/02                    12.82        (0.03)         (1.94)        (1.97)          --              --             --       10.85
10/31/03                    10.85        (0.04)          2.79          2.75           --              --             --       13.60

                                                                   RATIO OF
                                       NET          RATIO OF    NET INVESTMENT
                                      ASSETS      EXPENSES TO    INCOME (LOSS)
      PERIOD              TOTAL       END OF        AVERAGE      TO AVERAGE NET   PORTFOLIO
      ENDED             RETURN(2)     PERIOD       NET ASSETS        ASSETS       TURNOVER
--------------------    ---------    ---------    -----------   ---------------   ---------
FOCUSED LARGE-CAP VALUE PORTFOLIO
10/31/99                  12.28%     $  15,996    1.78%(3)(4)     0.34%(3)(4)        42%
10/31/00                  14.36         19,500    1.78(3)(5)      0.76(3)(5)         96
10/31/01                 (12.91)        23,418    1.78(3)(4)     (0.21)(3)(4)        63
10/31/02                 (14.93)        26,269    1.76(3)(6)      0.12(3)(6)        161
10/31/03                  26.19        168,245    1.72(3)(6)      0.30(3)(6)         69

10/31/99                  11.55%     $  31,422    2.43%(3)(4)    (0.33)%(3)(4)       42%
10/31/00                  13.52         34,140    2.43(3)(5)      0.13(3)(5)         96
10/31/01                 (13.42)        36,816    2.43(3)(4)     (0.86)(3)(4)        63
10/31/02                 (15.46)        32,261    2.41(3)(6)     (0.57)(3)(6)       161
10/31/03                  25.39         41,887    2.37(3)(6)     (0.35)(3)(6)        69

10/31/99                  11.55%     $  10,664    2.43%(3)(4)    (0.28)%(3)(4)       42%
10/31/00                  13.59         19,717    2.43(3)(5)      0.12(3)(5)         96
10/31/01                 (13.41)        24,958    2.43(3)(4)     (0.86)(3)(4)        63
10/31/02                 (15.37)        33,297    2.40(3)(6)     (0.50)(3)(6)       161
10/31/03                  25.35         56,935    2.37(3)(6)     (0.35)(3)(6)        69

(1)  Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect sales load, but does include expense reimbursements and expense reductions.
(3)  Net of the following expense reimbursements (based on average net assets):

                               10/31/99    10/31/00    10/31/01     10/31/02    10/31/03
                               --------    --------    --------     --------    --------
Focused Large-Cap Value A        0.17%       0.20%       0.09%        0.16%       0.09%
Focused Large-Cap Value B        0.16        0.17        0.04         0.15        0.11
Focused Large-Cap Value II       0.22        0.25        0.09         0.15        0.08

(4) The ratio reflects an expense cap which is net of custody credits of less than 0.01%.
(5)  The ratio reflects an expense cap which is net of custody credits of
     (0.01%).
(6) Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets for would have been lower by:

                                           10/31/02    10/31/03
                                           --------    --------
Focused Large-Cap Value A                    0.22%       0.11%
Focused Large-Cap Value B                    0.23        0.15
Focused Large-Cap Value II                   0.21        0.14

See Notes to Financial Statements

                                                   NET GAIN
                                                   (LOSS) ON                   DIVIDENDS
                                        NET       INVESTMENTS                    FROM           DISTRI-                      NET
                        NET ASSET     INVEST-       (BOTH                         NET           BUTIONS                     ASSET
                          VALUE        MENT        REALIZED      TOTAL FROM     INVEST-          FROM           TOTAL       VALUE
      PERIOD            BEGINNING     INCOME         AND         INVESTMENT      MENT           CAPITAL        DISTRI-      END OF
      ENDED             OF PERIOD    (LOSS)(1)    UNREALIZED)    OPERATIONS     INCOME           GAINS         BUTIONS      PERIOD
--------------------    ---------    ---------    -----------    ----------    ---------       ---------      ---------    --------
FOCUSED MULTI-CAP VALUE PORTFOLIO
                                                                                                CLASS A
1/01/99-10/31/00(8)     $   12.50    $    0.03    $      3.73    $     3.76    $      --       $      --      $      --    $  16.26
10/31/01                    16.26         0.02           1.10          1.12           --           (0.71)         (0.71)      16.67
10/31/02                    16.67        (0.01)         (2.73)        (2.74)          --           (0.50)         (0.50)      13.43
10/31/03                    13.43         0.16           3.51          3.67           --              --             --       17.10
                                                                                                CLASS B
1/01/99-10/31/00(8)     $   12.50    $   (0.07)   $      3.73    $     3.66    $      --       $      --      $      --    $  16.16
10/31/01                    16.16        (0.09)          1.11          1.02           --           (0.71)         (0.71)      16.47
10/31/02                    16.47        (0.11)         (2.69)        (2.80)          --           (0.50)         (0.50)      13.17
10/31/03                    13.17         0.05           3.45          3.50           --              --             --       16.67
                                                                                                CLASS II
1/01/99-10/31/00(8)     $   12.50    $   (0.08)   $      3.74    $     3.66    $      --        $     --      $      --    $  16.16
10/31/01                    16.16        (0.09)          1.10          1.01           --           (0.71)         (0.71)      16.46
10/31/02                    16.46        (0.11)         (2.69)        (2.80)          --           (0.50)         (0.50)      13.16
10/31/03                    13.16         0.04           3.46          3.50           --              --             --       16.66
                                                                                                CLASS I
11/21/01-10/31/02(9)    $   17.70    $    0.01    $     (3.77)   $    (3.76)   $      --       $   (0.50)     $   (0.50)   $  13.44
10/31/03                    13.44         0.17           3.52          3.69           --              --             --       17.13

FOCUSED 2000 VALUE PORTFOLIO
                                                                                                CLASS A
10/31/99                $   10.82    $    0.05    $      0.83    $     0.88    $      --       $      --      $      --    $  11.70
10/31/00                    11.70         0.07           2.15          2.22           --              --             --       13.92
10/31/01                    13.92        (0.03)          1.66          1.63           --              --             --       15.55
10/31/02                    15.55        (0.06)         (1.16)        (1.22)          --           (1.12)         (1.12)      13.21
10/31/03                    13.21        (0.03)          5.15          5.12           --           (0.63)(10)     (0.63)      17.70
                                                                                                CLASS B
10/31/99                $   10.74    $   (0.03)   $      0.83    $     0.80    $      --       $      --      $      --    $  11.54
10/31/00                    11.54        (0.02)          2.13          2.11           --              --             --       13.65
10/31/01                    13.65        (0.13)          1.63          1.50           --              --             --       15.15
10/31/02                    15.15        (0.16)         (1.12)        (1.28)          --           (1.12)         (1.12)      12.75
10/31/03                    12.75        (0.12)          4.96          4.84           --           (0.63)(10)     (0.63)      16.96
                                                                                                CLASS II
10/31/99                $   10.74    $   (0.03)   $      0.84    $     0.81    $      --       $      --      $      --    $  11.55
10/31/00                    11.55        (0.02)          2.13          2.11           --              --             --       13.66
10/31/01                    13.66        (0.13)          1.63          1.50           --              --             --       15.16
10/31/02                    15.16        (0.14)         (1.14)        (1.28)          --           (1.12)         (1.12)      12.76
10/31/03                    12.76        (0.12)          4.98          4.86           --           (0.63)(10)     (0.63)      16.99

                                                                       RATIO OF
                                       NET            RATIO OF      NET INVESTMENT
                                      ASSETS        EXPENSES TO      INCOME (LOSS)
      PERIOD              TOTAL       END OF          AVERAGE       TO AVERAGE NET    PORTFOLIO
      ENDED             RETURN(2)     PERIOD        NET ASSETS          ASSETS        TURNOVER
--------------------    ---------    ---------    --------------   ----------------   ---------
FOCUSED MULTI-CAP VALUE PORTFOLIO
1/01/99-10/31/00(8)       30.08%     $  40,755    1.55%(3)(4)(6)    0.19%(3)(4)(6)       220%
10/31/01                   6.95        136,063    1.56(4)(5)        0.13(4)(5)           245
10/31/02                 (17.09)       128,255    1.62(4)          (0.07)(4)             127
10/31/03                  27.33        162,492    1.72(4)           1.08(4)              184

1/01/99-10/31/00(8)       29.28%     $  33,418    2.20%(3)(4)(6)   (0.52)%(3)(4)(6)      220%
10/31/01                   6.35        190,304    2.20(4)(5)       (0.51)(4)(5)          245
10/31/02                 (17.67)       169,875    2.26(4)          (0.72)(4)             127
10/31/03                  26.58        189,432    2.37(4)           0.33(4)              184

1/01/99-10/31/00(8)       29.28%     $  73,484    2.20%(3)(4)(6)   (0.53)%(3)(4)(6)      220%
10/31/01                   6.29        213,088    2.20(4)(5)       (0.52)(4)(5)          245
10/31/02                 (17.68)       209,029    2.27(4)          (0.72)(4)             127
10/31/03                  26.60        220,776    2.37(4)           0.31(4)              184

11/21/01-10/31/02(9)     (21.85)%    $  12,801    1.52%(3)(4)       0.05%(3)(4)          127%
10/31/03                  27.46         16,953    1.62(4)           1.16(4)              184

FOCUSED 2000 VALUE PORTFOLIO
10/31/99                   8.13%     $  15,473    1.78%(4)(5)       0.39%(4)(5)          102%
10/31/00                  18.97         17,188    1.78(4)(5)        0.52(4)(5)            67
10/31/01                  11.71         29,772    1.78(4)(5)       (0.19)(4)(5)           66
10/31/02                  (9.13)        43,322    1.75(4)(7)       (0.49)(4)(7)          123
10/31/03                  40.24        140,181    1.72(4)(7)       (0.20)(4)(7)          101

10/31/99                   7.45%     $  22,601    2.43%(4)(5)      (0.26)%(4)(5)         102%
10/31/00                  18.28         22,593    2.43(4)(5)       (0.12)(4)(5)           67
10/31/01                  10.99         37,205    2.43(4)(5)       (0.83)(4)(5)           66
10/31/02                  (9.80)        44,538    2.40(4)(7)       (1.15)(4)(7)          123
10/31/03                  39.46         60,293    2.37(4)(7)       (0.84)(4)(7)          101

10/31/99                   7.54%     $   7,230    2.43%(4)(5)      (0.26)%(4)(5)         102%
10/31/00                  18.27         12,195    2.43(4)(5)       (0.16)(4)(5)           67
10/31/01                  10.98         25,676    2.43(4)(5)       (0.84)(4)(5)           66
10/31/02                  (9.79)        50,881    2.40(4)(7)       (1.09)(4)(7)          123
10/31/03                  39.59         76,993    2.37(4)(7)       (0.84)(4)(7)          101

(1)  Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect sales load, but does include expense reimbursements and expense reductions.
(3)  Annualized
(4)  Net of the following expense reimbursements (based on average net assets):

                               10/31/00    10/31/01     10/31/02    10/31/03
                               --------    --------     --------    --------
Focused Multi-Cap Value A        0.50%       0.19%       0.11%        0.03%
Focused Multi-Cap Value B        0.59        0.20        0.11         0.02
Focused Multi-Cap Value II       0.59        0.18        0.11         0.01
Focused Multi-Cap Value I        0.50          --        0.36(3)      0.11

                               10/31/99    10/31/00    10/31/01     10/31/02    10/31/03
                               --------    --------    --------     --------    --------
Focused 2000 Value A             0.29%       0.25%       0.11%        0.08%       0.09%
Focused 2000 Value B             0.31        0.25        0.07         0.07        0.09
Focused 2000 Value II            0.36        0.31        0.15         0.09        0.07

(5) The ratio reflects an expense cap which is net of custody credits of less than 0.01%.
(6)  The ratio reflects an expense cap which is net of custody credits of
     (0.01%).
(7) Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower by:

                                           10/31/02    10/31/03
                                           --------    --------
Focused 2000 Value A                         0.08%       0.03%
Focused 2000 Value B                         0.08        0.03
Focused 2000 Value II                        0.08        0.03

(8)  Commencement of operations.
(9)  Inception date of class.
(10) Includes a tax return of capital of less than $0.01 per share.

See Notes to Financial Statements

                                                   NET GAIN
                                                   (LOSS) ON                   DIVIDENDS
                                        NET       INVESTMENTS                    FROM           DISTRI-                      NET
                        NET ASSET     INVEST-       (BOTH                         NET           BUTIONS                     ASSET
                          VALUE        MENT        REALIZED      TOTAL FROM     INVEST-          FROM           TOTAL       VALUE
      PERIOD            BEGINNING     INCOME         AND         INVESTMENT      MENT           CAPITAL        DISTRI-      END OF
      ENDED             OF PERIOD    (LOSS)(1)    UNREALIZED)    OPERATIONS     INCOME           GAINS         BUTIONS      PERIOD
--------------------    ---------    ---------    -----------    ----------    ---------       ---------      ---------    --------
FOCUSED GROWTH AND INCOME PORTFOLIO
                                                                                                CLASS A
10/31/99                $   13.04    $   (0.04)   $      4.30    $     4.26    $      --       $   (0.18)     $   (0.18)   $  17.12
10/31/00                    17.12        (0.13)          3.51          3.38           --           (0.98)         (0.98)      19.52
10/31/01                    19.52        (0.05)         (6.18)        (6.23)          --           (0.44)         (0.44)      12.85
10/31/02                    12.85        (0.07)         (0.74)        (0.81)          --              --             --       12.04
10/31/03                    12.04        (0.08)          2.97          2.89           --              --             --       14.93
                                                                                                CLASS B
10/31/99                $   12.96    $   (0.13)   $      4.25    $     4.12    $      --       $   (0.18)     $   (0.18)   $  16.90
10/31/00                    16.90        (0.26)          3.46          3.20           --           (0.98)         (0.98)      19.12
10/31/01                    19.12        (0.15)         (6.03)        (6.18)          --           (0.44)         (0.44)      12.50
10/31/02                    12.50        (0.16)         (0.70)        (0.86)          --              --             --       11.64
10/31/03                    11.64        (0.16)          2.85          2.69           --              --             --       14.33
                                                                                               CLASS II
10/31/99                $   12.95    $   (0.14)   $      4.26    $     4.12    $      --       $   (0.18)     $   (0.18)   $  16.89
10/31/00                    16.89        (0.26)          3.46          3.20           --           (0.98)         (0.98)      19.11
10/31/01                    19.11        (0.15)         (6.03)        (6.18)          --           (0.44)         (0.44)      12.49
10/31/02                    12.49        (0.15)         (0.71)        (0.86)          --              --             --       11.63
10/31/03                    11.63        (0.15)          2.84          2.69           --              --             --       14.32
                                                                                                CLASS X
3/19/02-10/31/02(8)     $   14.55    $   (0.03)   $     (2.46)   $    (2.49)   $      --       $      --      $      --    $  12.06
10/31/03                    12.06        (0.03)          2.96          2.93           --              --             --       14.99

FOCUSED INTERNATIONAL EQUITY PORTFOLIO
                                                                                                CLASS A
11/01/01-10/31/02(9)    $   12.50    $   (0.02)   $     (0.47)   $    (0.49)   $      --       $      --      $      --    $  12.01
10/31/03                    12.01         0.01           2.80          2.81           --              --             --       14.82
                                                                                                CLASS B
11/01/01-10/31/02(9)    $   12.50    $   (0.10)   $     (0.46)   $    (0.56)   $      --       $      --      $      --    $  11.94
10/31/03                    11.94        (0.05)          2.75          2.70           --              --             --       14.64
                                                                                                CLASS II
11/01/01-10/31/02(9)    $   12.50    $   (0.11)   $     (0.46)   $    (0.57)   $      --       $      --      $      --    $  11.93
10/31/03                    11.93        (0.05)          2.75          2.70           --              --             --       14.63

                                                                                 RATIO OF
                                           NET          RATIO OF              NET INVESTMENT
                                         ASSETS        EXPENSES TO             INCOME (LOSS)
      PERIOD                TOTAL        END OF          AVERAGE              TO AVERAGE NET            PORTFOLIO
      ENDED               RETURN(2)      PERIOD        NET ASSETS                 ASSETS                TURNOVER
--------------------      ---------    ---------       -----------            --------------            ---------
FOCUSED GROWTH AND INCOME PORTFOLIO
10/31/99                    33.10%     $  29,281       1.54%(4)(6)             (0.26)%(4)(6)               165%
10/31/00                    19.88         62,164       1.45(4)(5)              (0.62)(4)(5)                121
10/31/01                   (32.51)        39,280       1.45(4)(5)              (0.33)(4)(5)                203
10/31/02                    (6.30)        59,186       1.57(4)(7)              (0.61)(4)(7)                170
10/31/03                    24.00        119,353       1.72(4)(7)              (0.58)(4)(7)                103

10/31/99                    32.21%     $  39,636       2.20%(4)(6)             (0.87)%(4)(6)               165%
10/31/00                    19.03         83,480       2.10(4)(5)              (1.27)(4)(5)                121
10/31/01                   (32.94)        59,653       2.10(4)(5)              (0.99)(4)(5)                203
10/31/02                    (6.88)        65,825       2.21(4)(7)              (1.27)(4)(7)                170
10/31/03                    23.11         88,038       2.37(4)(7)              (1.24)(4)(7)                103

10/31/99                    32.24%     $  15,619       2.16%(4)(6)             (0.97)%(4)(6)               165%
10/31/00                    19.04         69,826       2.10(4)(5)              (1.26)(4)(5)                121
10/31/01                   (32.96)        50,468       2.10(4)(5)              (0.98)(4)(5)                203
10/31/02                    (6.89)        85,094       2.23(4)(7)              (1.27)(4)(7)                170
10/31/03                    23.13        137,348       2.37(4)(7)              (1.24)(4)(7)                103

3/19/02-10/31/02(8)        (17.11)%    $   7,782       1.44%(3)(4)(7)          (0.29)%(3)(4)(7)            170%
10/31/03                    24.30         23,443       1.40(4)(7)              (0.23)%(4)(7)               103

FOCUSED INTERNATIONAL EQUITY PORTFOLIO
11/01/01-10/31/02(9)        (3.92)%    $  17,225       1.95%(3)(4)(6)(7)       (0.13)%(3)(4)(6)(7)         117%
10/31/03                    23.40         63,803       1.95(4)(7)               0.10(4)(7)                 103
11/01/01-10/31/02(9)        (4.48)%    $   5,097       2.60%(3)(4)(6)(7)       (0.79)%(3)(4)(6)(7)         117%
10/31/03                    22.61          7,682       2.60(4)(7)              (0.41)(4)(7)                103
11/01/01-10/31/02(9)        (4.56)%    $  10,350       2.60%(3)(4)(6)(7)       (0.91)%(3)(4)(6)(7)         117%
10/31/03                    22.63         17,141       2.60(4)(7)              (0.40)(4)(7)                103

(1)  Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect sales load, but does include expense reimbursements and expense reductions.
(3)  Annualized
(4) Net of the following expense reimbursements (recoupments) (based on average net assets):

                               10/31/99    10/31/00    10/31/01     10/31/02    10/31/03
                               --------    --------    --------     --------    --------
Focused Growth and Income A      0.37%       0.34%       0.30%        0.23%       0.04%
Focused Growth and Income B      0.44        0.32        0.30         0.22        0.04
Focused Growth and Income II     0.60        0.35        0.30         0.20        0.03
Focused Growth and Income X        --          --          --         0.18(3)    (0.02)

                                  10/31/02(3)   10/31/03
                                  -----------   --------
Focused International Equity A       0.62%        0.50%
Focused International Equity B       1.19         0.69
Focused International Equity II      0.83         0.57

(5) The ratio reflects an expense cap which is net of custody credits of less than 0.01%.
(6)  The ratio reflects an expense cap which is net of custody credits of
     (0.01%).
(7) Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower by:

                                     10/31/02   10/31/03
                                     --------   --------
Focused Growth and Income A            0.04%      0.03%
Focused Growth and Income B            0.05       0.04
Focused Growth and Income II           0.04       0.03
Focused Growth and Income X            0.01       0.03

                                     10/31/02   10/31/03
                                     --------   --------
Focused International Equity A         0.01%      0.01%
Focused International Equity B         0.01       0.01
Focused International Equity II        0.01       0.01

(8)  Inception date of class.
(9)  Commencement of operations.

See Notes to Financial Statements

                                                   NET GAIN
                                                   (LOSS) ON                   DIVIDENDS
                                        NET       INVESTMENTS                    FROM           DISTRI-                      NET
                        NET ASSET     INVEST-       (BOTH                         NET           BUTIONS                     ASSET
                          VALUE        MENT        REALIZED      TOTAL FROM     INVEST-          FROM           TOTAL       VALUE
      PERIOD            BEGINNING     INCOME         AND         INVESTMENT      MENT           CAPITAL        DISTRI-      END OF
      ENDED             OF PERIOD    (LOSS)(1)    UNREALIZED)    OPERATIONS     INCOME           GAINS         BUTIONS      PERIOD
--------------------    ---------    ---------    -----------    ----------    ---------       ---------      ---------    --------
FOCUSED TECHNOLOGY PORTFOLIO
                                                                                                CLASS A
5/22/00-10/31/00(8)     $   12.50    $   (0.11)   $      3.13    $     3.02    $      --       $      --      $      --    $  15.52
10/31/01                    15.52        (0.08)        (11.49)       (11.57)          --              --             --        3.95
10/31/02                     3.95        (0.07)         (1.09)        (1.16)          --              --             --        2.79
10/31/03                     2.79        (0.07)          2.19          2.12           --              --             --        4.91
                                                                                                CLASS B
5/22/00-10/31/00(8)     $   12.50    $   (0.17)   $      3.14    $     2.97    $      --       $      --      $      --    $  15.47
10/31/01                    15.47        (0.13)        (11.41)       (11.54)          --              --             --        3.93
10/31/02                     3.93        (0.09)         (1.09)        (1.18)          --              --             --        2.75
10/31/03                     2.75        (0.09)          2.15          2.06           --              --             --        4.81
                                                                                                CLASS II
5/22/00-10/31/00(8)     $   12.50    $   (0.17)   $      3.14    $     2.97    $      --       $      --      $      --    $  15.47
10/31/01                    15.47        (0.13)        (11.42)       (11.55)          --              --             --        3.92
10/31/02                     3.92        (0.09)         (1.08)        (1.17)          --              --             --        2.75
10/31/03                     2.75        (0.09)          2.15          2.06           --              --             --        4.81

                                                                              RATIO OF
                                          NET           RATIO OF           NET INVESTMENT
                                        ASSETS        EXPENSES TO           INCOME (LOSS)
      PERIOD              TOTAL         END OF          AVERAGE            TO AVERAGE NET          PORTFOLIO
      ENDED             RETURN(2)       PERIOD         NET ASSETS              ASSETS              TURNOVER
--------------------    ---------      ---------      -----------          --------------          ---------
FOCUSED TECHNOLOGY PORTFOLIO
5/22/00-10/31/00(8)       24.16%       $  89,371       1.97%(3)(4)(6)      (1.30)%(3)(4)(6)           176%
10/31/01                 (74.55)          28,327       1.97(4)(5)          (1.12)(4)(5)               449
10/31/02                 (29.37)          18,034       1.97(4)(7)          (1.77)(4)(7)               262
10/31/03                  75.99           34,846       1.97(4)(7)          (1.83)(4)(7)               157

5/22/00-10/31/00(8)       23.76%       $  70,073       2.62%(3)(4)(6)      (1.97)%(3)(4)(6)           176%
10/31/01                 (74.60)          20,658       2.62(4)(5)          (1.77)(4)(5)               449
10/31/02                 (30.03)          13,368       2.62(4)(7)          (2.42)(4)(7)               262
10/31/03                  74.91           22,851       2.62(4)(7)          (2.48)(4)(7)               157

5/22/00-10/31/00(8)       23.76%       $  86,105       2.62%(3)(4)(6)      (1.97)%(3)(4)(6)           176%
10/31/01                 (74.66)          26,869       2.62(4)(5)          (1.77)(4)(5)               449
10/31/02                 (29.85)          17,137       2.62(4)(7)          (2.42)(4)(7)               262
10/31/03                  74.91           28,490       2.62(4)(7)          (2.48)(4)(7)               157

(1)  Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect sales load, but does include expense reimbursements and expense reductions.
(3)  Annualized
(4)  Net of the following expense reimbursements (based on average net assets):

                               10/31/00    10/31/01    10/31/02     10/31/03
                               --------    --------    --------     --------
Focused Technology A             0.30%       0.18%       0.39%        0.48%
Focused Technology B             0.31        0.16        0.43         0.52
Focused Technology II            0.31        0.13        0.40         0.47

(5) The ratio reflects an expense cap which is net of custody credits of less than 0.01%.
(6)  The ratio reflects an expense cap which is net of custody credits of 0.02%.
(7) Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower by:

                               10/31/02    10/31/03
                               --------    --------
Focused Technology A              --%        0.08%
Focused Technology B              --         0.08
Focused Technology II             --         0.08

(8)  Commencement of operations.

See Notes to Financial Statements

Focused Equity Strategy Portfolio

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2003

                                                                      VALUE
             SECURITY DESCRIPTION                    SHARES          (NOTE 3)
--------------------------------------------------------------------------------
AFFILIATED INVESTMENT COMPANIES#--96.6%
INTERNATIONAL EQUITY SECURITIES--9.6%
  SunAmerica Style Select Series, Inc.
    Focused International Equity
    Portfolio, Class A+
    (cost $15,423,517)                              1,147,321    $    17,003,299
                                                                 ---------------
DOMESTIC EQUITY SECURITIES--87.0%
  SunAmerica Style Select Series, Inc.
    Focused 2000 Growth Portfolio,
    Class A+                                        1,371,798         20,494,656
  SunAmerica Style Select Series, Inc.
    Focused 2000 Value Portfolio,
    Class A                                         1,567,559         27,745,797
  SunAmerica Style Select Series, Inc.
    Focused Large-Cap Growth Portfolio,
    Class A+                                        3,501,734         58,338,892
  SunAmerica Style Select Series, Inc.
    Focused Large-Cap Value Portfolio,
    Class A+                                        3,406,343         47,756,932
                                                                 ---------------
TOTAL DOMESTIC EQUITY SECURITIES
  (cost $139,872,060)                                                154,336,277
                                                                 ---------------
TOTAL INVESTMENTS
  (cost $155,295,577)(1)                                 96.6%       171,339,576
Other assets less liabilities                             3.4          6,043,954
                                                        -----    ---------------
NET ASSETS                                              100.0%   $   177,383,530
                                                        =====    ===============

----------
+ Non-income producing securities.
# See Note 6.
(1) See Note 7.

See Notes to Financial Statements

Focused Multi-Asset Strategy Portfolio

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2003

                                                                      VALUE
             SECURITY DESCRIPTION                    SHARES          (NOTE 3)
--------------------------------------------------------------------------------
AFFILIATED INVESTMENT COMPANIES#--97.7%
INTERNATIONAL EQUITY SECURITIES--9.9%
  SunAmerica Style Select Series, Inc.
    Focused International Equity
    Portfolio, Class A+
    (cost $18,752,836)                              1,422,701    $    21,084,425
                                                                 ---------------
DOMESTIC EQUITY SECURITIES--70.1%
  SunAmerica Style Select Series, Inc.
    Focused 2000 Growth Portfolio,
    Class A+                                        1,500,917         22,423,704
  SunAmerica Style Select Series, Inc.
    Focused 2000 Value Portfolio,
    Class A                                         1,222,296         21,634,648
  SunAmerica Style Select Series, Inc.
    Focused Growth and Income Portfolio,
    Class A+                                        1,374,751         20,525,040
  SunAmerica Style Select Series, Inc.
    Focused Large-Cap Growth Portfolio,
    Class A+                                        1,282,519         21,366,769
  SunAmerica Style Select Series, Inc.
    Focused Large-Cap Value Portfolio,
    Class A+                                        1,460,444         20,475,428
  SunAmerica Style Select Series, Inc.
    Focused Multi-Cap Growth Portfolio,
    Class A+                                        1,280,135         21,583,082
  SunAmerica Style Select Series, Inc.
    Focused Multi-Cap Value Portfolio,
    Class A+                                        1,214,651         20,770,526
                                                                 ---------------
TOTAL DOMESTIC EQUITY SECURITIES
  (cost $131,289,067)                                                148,779,197
                                                                 ---------------
FIXED INCOME SECURITIES--17.7%
  SunAmerica Income Funds
    SunAmerica Core Bond Fund,
    Class A                                         1,835,496         18,850,541
  SunAmerica Income Funds
    SunAmerica GNMA Fund,
    Class A                                         1,652,633         18,806,966
TOTAL FIXED INCOME SECURITIES
  (cost $37,806,588)                                                  37,657,507
                                                                 ---------------
TOTAL INVESTMENTS
  (cost $187,848,491)(1)                                 97.7%       207,521,129
Other assets less liabilities                             2.3          4,849,726
                                                        -----    ---------------
NET ASSETS                                              100.0%   $   212,370,855
                                                        =====    ===============

----------
+ Non-income producing securities.
# See Note 6.
(1) See Note 7.

See Notes to Financial Statements

Focused Balanced Strategy Portfolio

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2003

                                                                      VALUE
             SECURITY DESCRIPTION                    SHARES          (NOTE 3)
--------------------------------------------------------------------------------
AFFILIATED INVESTMENT COMPANIES#--98.0%
INTERNATIONAL EQUITY SECURITIES--5.7%
  SunAmerica Style Select Series, Inc.
    Focused International Equity
    Portfolio, Class A+
    (cost $10,454,366)                                795,646    $    11,791,476
                                                                 ---------------
DOMESTIC EQUITY SECURITIES--59.0%
  SunAmerica Style Select Series, Inc.
    Focused 2000 Growth Portfolio,
    Class A+                                        1,080,127         16,137,094
  SunAmerica Style Select Series, Inc.
    Focused 2000 Value Portfolio,
    Class A                                         1,264,641         22,384,150
  SunAmerica Style Select Series, Inc.
    Focused Large-Cap Growth
    Portfolio, Class A+                             2,650,726         44,161,100
  SunAmerica Style Select Series, Inc.
    Focused Large-Cap Value Portfolio,
    Class A+                                        2,734,347         38,335,540
                                                                 ---------------
TOTAL DOMESTIC EQUITY SECURITIES
  (cost $107,068,742)                                                121,017,884
                                                                 ---------------
FIXED INCOME SECURITIES--33.3%
  SunAmerica Income Funds
    SunAmerica Core Bond Fund,
    Class A                                         3,321,226         34,108,991
  SunAmerica Income Funds
    SunAmerica GNMA Fund,
    Class A                                         3,004,395         34,190,013
                                                                 ---------------
TOTAL FIXED INCOME SECURITIES
  (cost $68,561,674)                                                  68,299,004
                                                                 ---------------
TOTAL INVESTMENTS
  (cost $186,084,782)(1)                                 98.0%       201,108,364
Other assets less liabilities                             2.0          4,084,006
                                                        -----    ---------------
NET ASSETS                                              100.0%   $   205,192,370
                                                        =====    ===============

----------
+ Non-income producing securities.
# See Note 6.
(1) See Note 7.

See Notes to Financial Statements

Focused Fixed Income and Equity Strategy Portfolio

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2003

                                                                      VALUE
             SECURITY DESCRIPTION                    SHARES          (NOTE 3)
--------------------------------------------------------------------------------
AFFILIATED INVESTMENT COMPANIES#--99.5%
INTERNATIONAL EQUITY SECURITIES--4.4%
  SunAmerica Style Select Series, Inc.
    Focused International Equity Portfolio,
    Class A+
    (cost $2,281,913)                                 176,120    $     2,610,096
                                                                 ---------------
DOMESTIC EQUITY SECURITIES--32.1%
  SunAmerica Style Select Series, Inc.
    Focused Large-Cap Growth
    Portfolio, Class A+                               628,074         10,463,709
  SunAmerica Style Select Series, Inc.
    Focused Large-Cap Value
    Portfolio, Class A+                               625,184          8,765,084
                                                                 ---------------
TOTAL DOMESTIC EQUITY SECURITIES
  (cost $16,966,648)                                                  19,228,793
                                                                 ---------------
FIXED INCOME SECURITIES--63.0%
  SunAmerica Income Funds
    SunAmerica Core Bond Fund,
    Class A                                           885,103          9,090,010
  SunAmerica Income Funds
    SunAmerica GNMA Fund,
    Class A                                         1,343,630         15,290,510
  SunAmerica Income Funds
    SunAmerica High Yield Bond Fund,
    Class A                                         1,049,265          4,312,480
  SunAmerica Income Funds
    SunAmerica U.S. Government
    Securities Fund, Class A                          957,838          9,022,835
TOTAL FIXED INCOME SECURITIES
  (cost $37,828,490)                                                  37,715,835
                                                                 ---------------
TOTAL INVESTMENTS
  (cost $57,077,051)(1)                                  99.5%        59,554,724
Other assets less liabilities                             0.5            313,856
                                                        -----    ---------------
NET ASSETS                                              100.0%   $    59,868,580
                                                        =====    ===============

----------
+ Non-income producing securities.
# See Note 6.
(1) See Note 7.

See Notes to Financial Statements

Focused Fixed Income Strategy Portfolio

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2003

                                                                      VALUE
             SECURITY DESCRIPTION                    SHARES          (NOTE 3)
--------------------------------------------------------------------------------
AFFILIATED INVESTMENT COMPANIES#--100.4%
DOMESTIC EQUITY SECURITIES--11.8%
  SunAmerica Style Select Series, Inc.
    Focused Growth and Income
    Portfolio, Class A+
    (cost $2,628,233)                                 197,119    $     2,942,980
                                                                 ---------------
FIXED INCOME SECURITIES--88.6%
  SunAmerica Income Funds
    SunAmerica Core Bond Fund,
    Class A                                           474,055          4,868,544
  SunAmerica Income Funds
    SunAmerica GNMA Fund,
    Class A                                           846,149          9,629,173
  SunAmerica Income Funds
    SunAmerica High Yield Bond Fund,
    Class A                                           690,997          2,839,996
  SunAmerica Income Funds
    SunAmerica U.S. Government
    Securities Fund, Class A                          507,829          4,783,748
TOTAL FIXED INCOME SECURITIES
  (cost $22,287,796)                                                  22,121,461
                                                                 ---------------
TOTAL INVESTMENTS
  (cost $24,916,029)(1)                                 100.4%        25,064,441
Liabilities in excess of other assets                    (0.4)           (94,325)
                                                        -----    ---------------
NET ASSETS                                              100.0%   $    24,970,116
                                                        =====    ===============

----------
+ Non-income producing securities.
# See Note 6.
(1) See Note 7.

See Notes to Financial Statements

Focused Large-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2003

                                                                      VALUE
             SECURITY DESCRIPTION                    SHARES          (NOTE 3)
--------------------------------------------------------------------------------
COMMON STOCK--97.2%
BANKS--2.2%
  Mellon Financial Corp.                            1,218,850    $    36,407,050
                                                                 ---------------
BROADCASTING & MEDIA--5.9%
  Time Warner, Inc.+                                3,684,800         56,340,592
  XM Satellite Radio Holdings,
    Inc., Class A+                                  1,997,950         40,478,467
                                                                 ---------------
                                                                      96,819,059
                                                                 ---------------
COMPUTER SOFTWARE--14.0%
  Electronic Arts, Inc.+                              834,716         82,670,273
  Microsoft Corp.                                   3,816,600         99,804,090
  PeopleSoft, Inc.+                                 2,177,100         45,196,596
                                                                 ---------------
                                                                     227,670,959
                                                                 ---------------
DRUGS--2.9%
  Eli Lilly & Co.                                     715,500         47,666,610
                                                                 ---------------
ELECTRONICS--16.3%
  Intel Corp.                                       4,644,121        153,488,199
  Texas Instruments, Inc.                           2,260,000         65,359,200
  Xilinx, Inc.+                                     1,500,000         47,550,000
                                                                 ---------------
                                                                     266,397,399
                                                                 ---------------
FINANCIAL SERVICES--10.2%
  Citigroup, Inc.                                     617,098         29,250,445
  Merrill Lynch & Co., Inc.                           858,600         50,829,120
  SLM Corp.                                         2,184,197         85,533,155
                                                                 ---------------
                                                                     165,612,720
                                                                 ---------------
FOOD, BEVERAGE & TOBACCO--2.7%
  Coca-Cola Co.                                       961,500         44,613,600
                                                                 ---------------
HEALTH SERVICES--4.2%
  UnitedHealth Group, Inc.                          1,341,700         68,265,696
                                                                 ---------------
HOUSEHOLD PRODUCTS--2.3%
  Gillette Co.                                      1,178,700         37,600,530
                                                                 ---------------
HOUSING & HOUSEHOLD DURABLES--3.8%
  Lennar Corp., Class A                               674,000         61,906,900
                                                                 ---------------
INSURANCE--3.4%
  Berkshire Hathaway, Inc., Class A+                      705         54,856,050
                                                                 ---------------
INTERNET CONTENT--4.4%
  eBay, Inc.+                                         778,400         43,543,696
  NetFlix, Inc.+                                      501,800         28,753,140
                                                                 ---------------
                                                                      72,296,836
                                                                 ---------------
LEISURE & TOURISM--3.3%
  JetBlue Airways Corp.+                              928,986         53,583,912
                                                                 ---------------
MACHINERY--2.6%
  Caterpillar, Inc.                                   573,493         42,025,567
                                                                 ---------------
MEDICAL PRODUCTS--10.1%
  Amgen, Inc.+                                        770,400         47,579,904
  Genentech, Inc.+                                    886,225         72,643,863
  Medtronic, Inc.                                     975,700         44,462,649
                                                                 ---------------
                                                                     164,686,416
                                                                 ---------------
MULTI-INDUSTRY--3.3%
  Tyco International, Ltd.                          2,559,650         53,445,492
                                                                 ---------------
RETAIL--4.2%
  Tiffany & Co.                                     1,439,932         68,324,773
                                                                 ---------------

                                                   SHARES/
                                                  PRINCIPAL
                                                   AMOUNT             VALUE
             SECURITY DESCRIPTION               (IN THOUSANDS)       (NOTE 3)
--------------------------------------------------------------------------------
TELECOMMUNICATIONS--1.4%
  Nokia Oyj Sponsored ADR                           1,308,200    $    22,226,318
                                                                 ---------------
TOTAL INVESTMENT SECURITIES--97.2%
  (cost $1,232,897,846)                                            1,584,405,887
                                                                 ---------------
SHORT-TERM SECURITIES--2.3%
  Federal Home Loan Bank
    Cons. Disc. Notes
    0.94% due 11/03/03                          $      10,100         10,099,473
  Federal Home Loan
    Mtg. Disc. Notes
    1.02% due 12/23/03                                    300            299,560
  Federal Home Loan
    Mtg. Disc. Notes
    1.08% due 02/26/04                                    350            348,810
  Federal National Mtg.
    Assoc. Disc. Notes
    1.00% due 12/10/03                                  5,100          5,094,475
  Federal National Mtg.
    Assoc. Disc. Notes
    1.01% due 11/03/03                                  3,600          3,599,796
  Federal National Mtg.
    Assoc. Disc. Notes
    1.03% due 12/02/03                                    200            199,823
  Federal National Mtg.
    Assoc. Disc. Notes
    1.03% due 01/07/04                                  3,100          3,094,110
  Federal National Mtg.
    Assoc. Disc. Notes
    1.03% due 01/14/04                                 10,800         10,777,320
  Federal National Mtg.
    Assoc. Disc. Notes
    1.05% due 01/21/04                                  3,700          3,691,490
                                                                 ---------------
TOTAL SHORT-TERM SECURITIES
  (cost $37,204,170)                                                  37,204,857
                                                                 ---------------

                                                  PRINCIPAL
                                                    AMOUNT            VALUE
             SECURITY DESCRIPTION               (IN THOUSANDS)       (NOTE 3)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--0.3%
  Agreement with State Street
    Bank & Trust Co., bearing
    interest at 0.35%, dated
    10/31/03, to be repurchased
    11/03/03 in the amount of
    $4,859,142 and collateralized
    by $3,485,000 of United
    States Treasury Bonds,
    bearing interest at 8.88%,
    due 08/15/17 and having
    an approximate value
    of $4,961,769
    (cost $4,859,000)                           $       4,859    $     4,859,000
                                                                 ---------------
TOTAL INVESTMENTS
  (cost $1,274,961,016)(1)                               99.8%     1,626,469,744
Other assets less liabilities                             0.2          2,734,593
                                                        -----    ---------------
NET ASSETS                                              100.0%   $ 1,629,204,337
                                                        =====    ===============

----------
+ Non-income producing securities.
ADR--American Depository Receipt
(1) See Note 7.

See Notes to Financial Statements

Focused Multi-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2003

                                                                      VALUE
             SECURITY DESCRIPTION                    SHARES          (NOTE 3)
--------------------------------------------------------------------------------
COMMON STOCK -- 96.1%
AUTOMOTIVE--5.1%
  Advanced Auto Parts, Inc.+                          200,000    $    15,644,000
                                                                 ---------------
BANKS--3.5%
  Bank of America Corp.                               139,485         10,563,199
                                                                 ---------------
BROADCASTING & MEDIA--3.0%
  Fox Entertainment Group, Inc.,
    Class A+                                          330,000          9,141,000
                                                                 ---------------
BUSINESS SERVICES--3.1%
  FutureLink Corp.+(2)                                  1,785                 --
  United Parcel Service, Inc.,
    Class B                                           132,000          9,572,640
                                                                 ---------------
COMMUNICATION EQUIPMENT--3.2%
  Juniper Networks, Inc.+                             550,000          9,894,500
                                                                 ---------------
COMPUTERS & BUSINESS EQUIPMENT--4.0%
  Apple Computer, Inc.+                               528,000         12,085,920
                                                                 ---------------
COMPUTER SOFTWARE--16.2%
  BEA Systems, Inc.+                                  602,500          8,374,750
  JDA Software Group, Inc.+                           654,500         14,012,845
  Seagate Technology                                  400,000          9,192,000
  THQ, Inc.+                                          560,900          9,950,366
  VERITAS Software Corp.+                             220,000          7,953,000
                                                                 ---------------
                                                                      49,482,961
                                                                 ---------------
DRUGS--2.1%
  Gilead Sciences, Inc.+                              117,000          6,385,860
                                                                 ---------------
ELECTRICAL EQUIPMENT--5.0%
  Sanmina Corp.+                                    1,453,000         15,329,150
                                                                 ---------------
ELECTRONICS--4.7%
  Solectron Corp.+                                  2,592,300         14,361,342
                                                                 ---------------
ENTERTAINMENT PRODUCTS--2.5%
  Leapfrog Enterprises, Inc.                          217,000          7,501,690
                                                                 ---------------
FINANCIAL SERVICES--11.4%
  Charles Schwab Corp.                                665,200          9,020,112
  E*TRADE Group, Inc.+                                793,800          8,176,140
  SLM Corp.                                           448,030         17,544,855
                                                                 ---------------
                                                                      34,741,107
                                                                 ---------------
HEALTH SERVICES--10.0%
  Pediatrix Medical Group, Inc.+                      184,100          9,840,145
  Triad Hospitals, Inc.+                              331,900         10,199,287
  UnitedHealth Group, Inc.                            204,680         10,414,118
                                                                 ---------------
                                                                      30,453,550
                                                                 ---------------
INTERNET CONTENT--4.7%
  Yahoo!, Inc.+                                       325,200         14,211,240
                                                                 ---------------
MEDICAL PRODUCTS--4.9%
  Celgene Corp.+                                      234,120          9,760,463
  Zimmer Holdings, Inc.+                               80,000          5,104,800
                                                                 ---------------
                                                                      14,865,263
                                                                 ---------------
RETAIL--3.8%
  Gymboree Corp.                                      281,200          4,639,800
  Wild Oats Markets, Inc.+                            685,300          7,113,414
                                                                 ---------------
                                                                      11,753,214
                                                                 ---------------

                                                   SHARES/
                                                  PRINCIPAL
                                                   AMOUNT             VALUE
             SECURITY DESCRIPTION               (IN THOUSANDS)       (NOTE 3)
--------------------------------------------------------------------------------
TELECOMMUNICATIONS--8.9%
  Amdocs, Ltd.+                                       713,000    $    15,300,980
  Nextel Communications, Inc.,
    Class A+                                          485,730         11,754,666
                                                                 ---------------
                                                                      27,055,646
                                                                 ---------------
TOTAL INVESTMENT SECURITIES--96.1%
  (cost $220,797,123)                                                293,042,282
                                                                 ---------------
SHORT-TERM SECURITIES--1.8%
  Prudential Funding Corp.
    1.00% due 11/03/03
    (cost $5,499,694)                           $       5,500          5,499,694
                                                                 ---------------
REPURCHASE AGREEMENTS--2.4%
  Agreement with State Street
    Bank & Trust Co., bearing
    interest at 0.25%, dated 10/31/03,
    to be repurchased 11/03/03
    in the amount of $2,437,051 and
    collateralized by $2,140,000 of
    United States Treasury Bonds,
    bearing interest at 6.25%,
    due 05/15/30 and having an
    approximate value of
    $2,490,425                                          2,437          2,437,000
  State Street Bank & Trust Co.
    Joint Repurchase Agreement
    (See Note 3)                                        4,761          4,761,000
                                                                 ---------------
TOTAL REPURCHASE AGREEMENTS
  (cost $7,198,000)                                                    7,198,000
                                                                 ---------------
TOTAL INVESTMENTS
  (cost $233,494,817)
  (See Note 7)                                          100.3%       305,739,976
Liabilities in excess of other assets                    (0.3)          (868,472)
                                                        -----    ---------------
NET ASSETS                                              100.0%   $   304,871,504
                                                        =====    ===============

----------
+ Non-income producing securities.
(1) See Note 7.
(2) Security obtained prior to Portfolio merger and change in investment technique.

See Notes to Financial Statements

Focused 2000 Growth Portfolio

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2003

                                                                      VALUE
             SECURITY DESCRIPTION                     SHARES         (NOTE 3)
--------------------------------------------------------------------------------
COMMON STOCK--93.4%
APPAREL & TEXTILES--0.5%
  Gildan Activewear, Inc., Class A+                    34,200    $       936,738
                                                                 ---------------
AUTOMOTIVE--1.3%
  CarMax, Inc.                                         75,000          2,363,250
                                                                 ---------------
BANKS--2.6%
  Fidelity Bankshares, Inc.                            80,200          2,172,618
  Wintrust Financial Corp.                             56,600          2,453,044
                                                                 ---------------
                                                                       4,625,662
                                                                 ---------------
BROADCASTING & MEDIA--2.7%
  Applied Films Corp.+                                 80,300          2,517,405
  Lin TV Corp., Class A+                              100,000          2,255,000
                                                                 ---------------
                                                                       4,772,405
                                                                 ---------------
BUSINESS SERVICES--4.0%
  ChoicePoint, Inc.+                                  150,000          5,256,000
  Fair Isaac Corp.                                     30,000          1,913,400
                                                                 ---------------
                                                                       7,169,400
                                                                 ---------------
COMMUNICATION EQUIPMENT--5.4%
  Comtech Telecommunications Corp.                    120,000          3,534,000
  ebookers, PLC+                                      180,000          2,871,000
  UTStarcom, Inc.+                                    100,000          3,150,000
                                                                 ---------------
                                                                       9,555,000
                                                                 ---------------
COMPUTERS & BUSINESS EQUIPMENT--4.5%
  Cray, Inc.+(2)                                      180,900          2,355,318
  Dot Hill Systems Corp.+                             200,000          2,682,000
  NetScreen Technologies, Inc.+                       111,000          2,954,820
                                                                 ---------------
                                                                       7,992,138
                                                                 ---------------
COMPUTER SOFTWARE--1.6%
  Avid Technology, Inc.+                               53,600          2,773,264
                                                                 ---------------
DRUGS--7.4%
  American Pharmaceutical
    Partners, Inc.+                                    80,000          1,948,000
  Caremark Rx, Inc.+                                  150,000          3,757,500
  Charles River Laboratories
    International, Inc.+                               60,000          1,934,400
  Connetics Corp.+                                    148,800          2,665,008
  Martek Biosciences Corp.+                            60,000          2,904,600
                                                                 ---------------
                                                                      13,209,508
                                                                 ---------------
EDUCATION--1.9%
  University of Phoenix Online+                        50,000          3,438,000
                                                                 ---------------
ELECTRONICS--5.6%
  Integrated Circuit Systems, Inc.+                    83,700          2,809,809
  Omnivision Technologies, Inc.+                       70,000          3,976,000
  Ultralife Batteries, Inc.                           180,000          3,132,000
                                                                 ---------------
                                                                       9,917,809
                                                                 ---------------
ENERGY SOURCES--3.7%
  Pogo Producing Co.                                   70,000          2,926,700
  Ultra Petroleum Corp.+                              197,700          3,617,910
                                                                 ---------------
                                                                       6,544,610
                                                                 ---------------
ENTERTAINMENT PRODUCTS--2.2%
  Concord Camera Corp.+                               300,000          3,852,000
                                                                 ---------------
FINANCIAL SERVICES--4.6%
  Arch Capital Group, Ltd.+                           100,000    $     3,650,000
  Chicago Mercantile Exchange                          40,000          2,718,000
  Jeffries Group, Inc.                                 60,000          1,860,000
                                                                 ---------------
                                                                       8,228,000
                                                                 ---------------
FOOD, BEVERAGE & TOBACCO--2.8%
  Central European Distribution Corp.+                 80,000          3,007,200
  Panera Bread Co., Class A+                           50,000          2,011,500
                                                                 ---------------
                                                                       5,018,700
                                                                 ---------------
HEALTH SERVICES--3.1%
  Manor Care, Inc.+                                    80,000          2,662,400
  Weight Watchers International, Inc.+                 80,000          2,952,000
                                                                 ---------------
                                                                       5,614,400
                                                                 ---------------
INSURANCE--1.8%
  Axis Capital Holdings, Ltd.                         125,000          3,131,250
                                                                 ---------------
INTERNET CONTENT--6.7%
  Digitas, Inc.                                       307,000          2,670,900
  Harris Interactive, Inc.+                           279,300          1,857,345
  NetFlix, Inc.+                                       70,000          4,011,000
  Network Engines, Inc.+                              340,000          3,338,460
                                                                 ---------------
                                                                      11,877,705
                                                                 ---------------
INTERNET SOFTWARE--10.4%
  Agile Software Corp.                                302,700          3,320,619
  Avocent Corp.+                                       82,600          3,122,280
  Enterasys Networks, Inc.+                           614,000          2,394,600
  eResearch Technology, Inc.+                         100,000          4,599,000
  RSA Security, Inc.+                                 203,400          2,638,098
  ValueClick, Inc.+                                   301,600          2,430,896
                                                                 ---------------
                                                                      18,505,493
                                                                 ---------------
LEISURE & TOURISM--8.6%
  Cheesecake Factory, Inc.+                            40,000          1,597,600
  Four Seasons Hotels, Inc.                            25,000          1,378,250
  JetBlue Airways Corp.+                               20,000          1,153,600
  Kerzner International, Ltd.+                         80,000          2,955,200
  Krispy Kreme Doughnuts, Inc.+                        60,000          2,599,200
  Skywest, Inc.                                       142,300          2,631,127
  Wynn Resorts, Ltd.+                                 150,000          3,024,000
                                                                 ---------------
                                                                      15,338,977
                                                                 ---------------
MEDICAL PRODUCTS--5.6%
  Able Laboratories, Inc.+                            120,000          2,320,800
  Celgene Corp.+                                       61,000          2,543,090
  Cooper Cos., Inc.                                    62,700          2,724,315
  Genta, Inc.                                         215,600          2,306,920
                                                                 ---------------
                                                                       9,895,125
                                                                 ---------------
RETAIL--3.3%
  99 Cents Only Stores                                100,000          2,977,000
  Tuesday Morning Corp.+                               91,900          2,930,691
                                                                 ---------------
                                                                       5,907,691
                                                                 ---------------
TELECOMMUNICATIONS--1.8%
  Vimpel-Communication
    Sponsored ADR+                                     50,000          3,255,000
                                                                 ---------------

                                                   SHARES/
                                                  PRINCIPAL
                                                   AMOUNT             VALUE
             SECURITY DESCRIPTION               (IN THOUSANDS)       (NOTE 3)
--------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
TRANSPORTATION--1.3%
  C.H. Robinson Worldwide, Inc.                        60,000    $     2,350,800
                                                                 ---------------
TOTAL INVESTMENT SECURITIES--93.4%
  (cost $128,715,213)                                                166,272,925
                                                                 ---------------
REPURCHASE AGREEMENTS--5.9%
  Agreement with State Street
    Bank & Trust Co., bearing
    interest at 0.92%, dated
    10/31/03, to be repurchased
    11/03/03 in the amount of
    $2,832,217 and collateralized
    by $2,645,000 of United States
    Treasury Notes, bearing
    interest at 7.50%, due 02/15/05
    and having an approximate
    value of $2,889,663                         $       2,832          2,832,000
  Agreement with State Street
    Bank & Trust Co., bearing
    interest at 0.35%, dated
    10/31/03, to be repurchased
    11/03/03 in the amount of
    $7,776,226 and collateralized
    by $5,725,000 of United States
    Treasury Bonds, bearing
    interest at 8.13%, due 05/15/21
    and having an approximate
    value of $7,943,261                                 7,776          7,776,000
                                                                 ---------------
TOTAL REPURCHASE AGREEMENTS
  (cost $10,608,000)                                                  10,608,000
                                                                 ---------------

                                                                      VALUE
             SECURITY DESCRIPTION                                    (NOTE 3)
--------------------------------------------------------------------------------
TOTAL INVESTMENTS
  (cost $139,323,213)(1)                                 99.3%   $   176,880,925
Other assets less liabilities                             0.7          1,205,542
                                                        -----    ---------------
NET ASSETS                                              100.0%   $   178,086,467
                                                        =====    ===============

----------
+ Non-income producing securities.
(1) See Note 7.
(2) Consists of more than one class of securities traded together as a unit.
ADR--American Depository Receipt

See Notes to Financial Statements

Focused Large-Cap Value Portfolio

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2003

                                                                      VALUE
             SECURITY DESCRIPTION                     SHARES         (NOTE 3)
--------------------------------------------------------------------------------
COMMON STOCK--89.0%
BANKS--15.1%
  Bank of America Corp.                                91,600    $     6,936,868
  Washington Mutual, Inc.                             406,000         17,762,500
  Wells Fargo & Co.                                   278,300         15,673,856
                                                                 ---------------
                                                                      40,373,224
                                                                 ---------------
BROADCASTING & MEDIA--10.7%
  Comcast Corp., Class A+                             219,800          7,169,876
  Liberty Media Corp., Class A+                       705,000          7,113,450
  Time Warner, Inc.+                                  932,500         14,257,925
                                                                 ---------------
                                                                      28,541,251
                                                                 ---------------
BUSINESS SERVICES--4.8%
  Electronic Data Systems Corp.                       244,600          5,246,670
  First Data Corp.                                    213,000          7,604,100
                                                                 ---------------
                                                                      12,850,770
                                                                 ---------------
COMPUTERS & BUSINESS EQUIPMENT--3.1%
  Hewlett-Packard Co.                                 371,700          8,292,627
                                                                 ---------------
DRUGS--11.8%
  Bristol-Myers Squibb Co.                            396,400         10,056,668
  Merck & Co., Inc.                                   145,000          6,416,250
  Pfizer, Inc.                                        473,200         14,953,120
                                                                 ---------------
                                                                      31,426,038
                                                                 ---------------
ELECTRONICS--1.6%
  Teradyne, Inc.+                                     190,100          4,330,478
                                                                 ---------------
ENERGY SOURCES--2.2%
  Exxon Mobil Corp.                                   160,100          5,856,458
                                                                 ---------------
FINANCIAL SERVICES--10.1%
  Fannie Mae                                          232,700         16,682,263
  Freddie Mac                                         182,300         10,232,499
                                                                 ---------------
                                                                      26,914,762
                                                                 ---------------
FOOD, BEVERAGE & TOBACCO--6.1%
  Altria Group, Inc.                                  254,300         11,824,950
  UST, Inc.                                           128,100          4,357,962
                                                                 ---------------
                                                                      16,182,912
                                                                 ---------------
FOREST PRODUCTS--3.7%
  Weyerhaeuser Co.                                    163,400          9,841,582
                                                                 ---------------
GAS & PIPELINE UTILITIES--0.6%
  El Paso Corp.                                       213,046          1,563,758
                                                                 ---------------

                                                   SHARES/
                                                  PRINCIPAL
                                                   AMOUNT             VALUE
             SECURITY DESCRIPTION               (IN THOUSANDS)       (NOTE 3)
--------------------------------------------------------------------------------
HEALTH SERVICES--3.4%
  Quest Diagnostics, Inc.+                            134,220          9,079,983
                                                                 ---------------
HOUSEHOLD PRODUCTS--4.3%
  Kimberly-Clark Corp.                                220,000         11,618,200
                                                                 ---------------
MULTI-INDUSTRY--2.5%
  Tyco International, Ltd.                            323,100          6,746,328
                                                                 ---------------
RETAIL--9.0%
  Best Buy Co., Inc.+                                  50,750          2,959,232
  Gap, Inc.                                           374,900          7,153,092
  Home Depot, Inc.                                    210,700          7,810,649
  Kroger Co.+                                         349,500          6,112,755
                                                                 ---------------
                                                                      24,035,728
                                                                 ---------------
TOTAL INVESTMENT SECURITIES--89.0%
  (cost $214,981,672)                                                237,654,099
                                                                 ---------------
SHORT-TERM SECURITIES--4.0%
  Cayman Island Time Deposit
    with State Street Bank
    and Trust Co.
    0.50% due 11/03/03
    (cost: $10,591,000)@                        $      10,591         10,591,000
                                                                 ---------------
REPURCHASE AGREEMENTS--6.8%
  BNP Paribas Securities
    Corp. Joint Repurchase
    Agreement (See Note 3)                              6,990          6,990,000
  Agreement with State Street
    Bank & Trust Co., bearing
    interest at 0.35%, dated
    10/31/03, to be repurchased
    11/03/03 in the amount of
    $11,303,330 and collateralized
    by $7,830,000 of United
    States Treasury Bonds,
    bearing interest at 9.00%,
    due 11/15/18 and having an
    approximate value of
    $11,534,530                                        11,303         11,303,000
                                                                 ---------------
TOTAL REPURCHASE AGREEMENTS
  (cost $18,293,000)                                                  18,293,000
                                                                 ---------------
TOTAL INVESTMENTS
  (cost $243,865,672)(1)                                 99.8%       266,538,099
Other assets less liabilities                             0.2            530,080
                                                        -----    ---------------
NET ASSETS                                              100.0%   $   267,068,179
                                                        =====    ===============

----------
+ Non-income producing securities.
@ The security or a portion thereof represents collateral for the open futures contracts:
(1) See Note 7.

OPEN FUTURE CONTRACTS

                                                                                                               UNREALIZED
   NUMBER                                                                               VALUE AS OF           APPRECIATION
OF CONTRACTS          DESCRIPTION        EXPIRATION DATE    VALUE AT TRADE DATE      OCTOBER 31, 2003        (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------
   26 Long        S&P Barra Value Index   December 2003        $  6,738,233            $  6,821,750            $  83,517
                                                                                                               =========

See Notes to Financial Statements

Focused Multi-Cap Value Portfolio

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2003

                                                                      VALUE
             SECURITY DESCRIPTION                    SHARES          (NOTE 3)
--------------------------------------------------------------------------------
COMMON STOCK--93.7%
AEROSPACE & MILITARY TECHNOLOGY--4.1%
  Raytheon Co.                                        907,100    $    24,020,008
                                                                 ---------------
APPAREL & TEXTILES--3.4%
  V. F. Corp.                                         478,500         20,312,325
                                                                 ---------------
AUTOMOTIVE--2.3%
  AutoZone, Inc.+                                     140,000         13,454,000
                                                                 ---------------
BANKS--5.9%
  Bank of America Corp.                               226,200         17,130,126
  North Fork Bancorp., Inc.                           459,400         17,907,412
                                                                 ---------------
                                                                      35,037,538
                                                                 ---------------
BROADCASTING & MEDIA--1.6%
  Time Warner, Inc.+                                  600,000          9,174,000
                                                                 ---------------
CHEMICALS--2.9%
  du Pont (E.I.) de Nemours & Co.                     420,200         16,976,080
                                                                 ---------------
COMMUNICATION EQUIPMENT--1.4%
  Tellabs, Inc.+                                    1,062,000          7,996,860
                                                                 ---------------
DRUGS--5.6%
  Merck & Co., Inc.                                   443,900         19,642,575
  Sankyo Co., Ltd.                                    824,100         13,172,428
                                                                 ---------------
                                                                      32,815,003
                                                                 ---------------
ELECTRONICS--7.8%
  AVX Corp.                                         1,554,100         22,845,270
  Emerson Electric Co.                                408,000         23,154,000
                                                                 ---------------
                                                                      45,999,270
                                                                 ---------------
ENERGY SOURCES--7.3%
  Devon Energy Corp.                                  300,000         14,550,000
  Exxon Mobil Corp.                                   787,900         28,821,382
                                                                 ---------------
                                                                      43,371,382
                                                                 ---------------
FINANCIAL SERVICES--5.2%
  CIT Group, Inc.                                     437,400         14,705,388
  Deluxe Corp.                                        250,000         10,092,500
  Instinet Group, Inc.+                             1,000,000          6,180,000
                                                                 ---------------
                                                                      30,977,888
                                                                 ---------------
FOOD, BEVERAGE & TOBACCO--4.0%
  Kraft Foods, Inc., Class A                          802,700         23,358,570
                                                                 ---------------
HOUSEHOLD PRODUCTS--4.3%
  Kimberly-Clark Corp.                                476,800         25,179,808
                                                                 ---------------
INSURANCE--5.2%
  MGIC Investment Corp.                               279,900         14,361,669
  Travelers Property Casualty Corp.,
    Class B                                         1,000,000         16,370,000
                                                                 ---------------
                                                                      30,731,669
                                                                 ---------------
LEISURE & TOURISM--1.9%
  Outback Steakhouse, Inc.+                           274,000         11,508,000
                                                                 ---------------
MACHINERY--2.2%
  Alamo Group, Inc.                                   897,509         12,789,503
                                                                 ---------------
METALS & MINERALS--2.9%
  Martin Marietta Materials, Inc.                     415,433         17,020,290
                                                                 ---------------
MULTI-INDUSTRY--6.1%
  Hutchison Whampoa, Ltd.                           4,692,000         36,240,989
                                                                 ---------------

                                                   SHARES/
                                                  PRINCIPAL
                                                   AMOUNT             VALUE
             SECURITY DESCRIPTION               (IN THOUSANDS)       (NOTE 3)
--------------------------------------------------------------------------------
REAL ESTATE COMPANIES--13.0%
  Catellus Development Corp.+                       1,345,000    $    29,953,150
  Forest City Enterprises, Inc.,
    Class A                                           660,850         29,282,263
  St. Joe Co.                                         531,600         17,564,064
                                                                 ---------------
                                                                      76,799,477
                                                                 ---------------
TELECOMMUNICATIONS--6.6%
  ALLTEL Corp.                                        320,000         15,126,400
  Verizon Communications, Inc.                        702,100         23,590,560
                                                                 ---------------
                                                                      38,716,960
                                                                 ---------------
TOTAL INVESTMENT SECURITIES--93.7%
  (cost $513,885,920)                                                552,479,620
                                                                 ---------------
REPURCHASE AGREEMENTS--4.6%
  Agreement with State Street
    Bank & Trust Co., bearing
    interest at 0.40%, dated
    10/31/03, to be repurchased
    11/03/03 in the amount of
    $21,687,723 and collateralized
    by $14,465,000 of United
    States Treasury Bonds, bearing
    interest at 9.88% due
    11/15/15 and having an
    approximate value of
    $22,131,450                                 $      21,687         21,687,000
  Agreement with State Street
    Bank & Trust Co., bearing
    interest at 0.40%, dated
    10/31/03, to be repurchased
    11/03/03 in the amount of
    $5,361,179 and collateralized
    by $3,845,000 of United
    States Treasury Bonds, bearing
    interest at 8.88% due
    08/15/17 and having an
    approximate value of
    $5,474,319                                          5,361          5,361,000
                                                                 ---------------
TOTAL REPURCHASE AGREEMENTS
  (cost $27,048,000)                                                  27,048,000
                                                                 ---------------
TOTAL INVESTMENTS
  (cost $540,933,920)(1)                                 98.3%       579,527,620
Other assets less liabilities                             1.7         10,124,992
                                                        -----    ---------------
NET ASSETS                                              100.0%   $   589,652,612
                                                        =====    ===============

----------
+Non-income producing securities.
(1) See Note 7.

See Notes to Financial Statements

Focused 2000 Value Portfolio

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2003

                                                                      VALUE
             SECURITY DESCRIPTION                     SHARES         (NOTE 3)
--------------------------------------------------------------------------------
COMMON STOCK--92.2%
AUTOMOTIVE--1.5%
  Genuine Parts Co.                                   135,000    $     4,295,700
                                                                 ---------------
BANKS--4.5%
  Brookline Bancorp, Inc.                             300,000          4,446,000
  Unionbancal Corp.                                    62,800          3,401,876
  Washington Federal, Inc.                            175,000          4,609,500
                                                                 ---------------
                                                                      12,457,376
                                                                 ---------------
BROADCASTING & MEDIA--5.7%
  Catalina Marketing Corp.+                           211,200          3,727,680
  Lamar Advertising Co.+                              145,500          4,408,650
  Valassis Communications, Inc.+                      292,200          7,567,980
                                                                 ---------------
                                                                      15,704,310
                                                                 ---------------
BUSINESS SERVICES--4.1%
  BearingPoint, Inc.+                                 411,300          3,866,220
  Mettler Toledo International, Inc.+                 100,000          3,834,000
  Viad Corp.                                          151,900          3,794,462
                                                                 ---------------
                                                                      11,494,682
                                                                 ---------------
CHEMICALS--0.8%
  FMC Corp.                                            82,300          2,305,223
                                                                 ---------------
COMMUNICATION EQUIPMENT--1.3%
  Advanced Fibre
    Communications, Inc.+                             150,000          3,610,500
                                                                 ---------------
COMPUTER SOFTWARE--1.5%
  BMC Software, Inc.+                                 236,100          4,103,418
                                                                 ---------------
DRUGS--1.5%
  Express Scripts, Inc., Class A+                      77,400          4,250,808
                                                                 ---------------
ELECTRONICS--4.3%
  Activision, Inc.+                                   275,000          4,149,750
  Arrow Electronics, Inc.                             184,900          3,947,615
  Global Power Equipment Group, Inc.                  625,000          3,693,750
                                                                 ---------------
                                                                      11,791,115
                                                                 ---------------
ENERGY SERVICES--6.5%
  Alliant Energy Corp.                                243,200          5,851,392
  ENSCO International, Inc.                           137,900          3,633,665
  Tidewater, Inc.                                     160,000          4,385,600
  Tom Brown, Inc.+                                    150,000          4,053,000
                                                                 ---------------
                                                                      17,923,657
                                                                 ---------------
ENERGY SOURCES--1.8%
  Sunoco, Inc.                                        113,300          4,958,008
                                                                 ---------------
FINANCIAL SERVICES--3.9%
  Allmerica Financial Corp.+                          220,200          5,863,926
  CIT Group, Inc.                                     151,000          5,076,620
                                                                 ---------------
                                                                      10,940,546
                                                                 ---------------
FOOD, BEVERAGE & TOBACCO--2.8%
  Loews Corp. - Carolina Group                        137,400          3,441,870
  Smithfield Foods, Inc.+                             199,600          4,243,496
                                                                 ---------------
                                                                       7,685,366
                                                                 ---------------
FOREST PRODUCTS--3.0%
  Abitibi-Consolidated, Inc.                          485,000          3,254,350
  Rayonier, Inc.                                      120,000          5,046,000
                                                                 ---------------
                                                                       8,300,350
                                                                 ---------------
HEALTH SERVICES--6.4%
  Manor Care, Inc.+                                   125,000    $     4,160,000
  Province Healthcare Co.+                            365,000          4,686,600
  Tenet Healthcare Corp.+                             407,900          5,629,020
  Ventas, Inc.                                        177,800          3,324,860
                                                                 ---------------
                                                                      17,800,480
                                                                 ---------------
HOUSEHOLD PRODUCTS--1.9%
  Dial Corp.                                          217,900          5,229,600
                                                                 ---------------
HOUSING & HOUSEHOLD DURABLES--1.7%
  Toll Brothers, Inc.                                 125,800          4,634,472
                                                                 ---------------
INSURANCE--8.6%
  Mercury General Corp.                               109,600          5,209,288
  Old Republic International Corp.                    140,000          5,031,600
  Radian Group, Inc.                                   99,700          5,274,130
  UnumProvident Corp.                                 280,000          4,583,600
  White Mountains Insurance
    Group, Ltd.                                         8,900          3,773,600
                                                                 ---------------
                                                                      23,872,218
                                                                 ---------------
INTERNET SOFTWARE--2.7%
  Internet Security Systems, Inc.+                    250,000          4,102,500
  Networks Associates, Inc.+                          244,585          3,407,069
                                                                 ---------------
                                                                       7,509,569
                                                                 ---------------
LEISURE & TOURISM--2.9%
  Mandalay Resort Group                               115,700          4,541,225
  WMS Industries, Inc.+                               153,675          3,554,503
                                                                 ---------------
                                                                       8,095,728
                                                                 ---------------
MACHINERY--1.9%
  Joy Global, Inc.+                                   280,000          5,336,800
                                                                 ---------------
REAL ESTATE COMPANIES--3.1%
  LNR Property Corp.                                   88,400          3,615,560
  MI Developments, Inc.                               201,700          5,107,044
                                                                 ---------------
                                                                       8,722,604
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS--4.7%
  AMB Property Corp.                                  116,800          3,502,832
  American Financial Realty Trust                     320,300          4,868,560
  Home Properties of New York, Inc.                   120,000          4,620,000
                                                                 ---------------
                                                                      12,991,392
                                                                 ---------------
RETAIL--7.9%
  BJ's Wholesale Club, Inc.+                          157,700          4,051,313
  Foot Locker, Inc.                                   261,900          4,688,010
  Furniture Brands International, Inc.+               150,000          3,639,000
  J.C. Penny Co., Inc.                                215,100          5,087,115
  SUPERVALU, Inc.                                     175,000          4,413,500
                                                                 ---------------
                                                                      21,878,938
                                                                 ---------------
SOFTWARE--1.3%
  Pinnacle Systems, Inc.                              525,000          3,648,750
                                                                 ---------------
TELECOMMUNICATIONS--0.9%
  PanAmSat Corp.                                      124,005          2,566,904
                                                                 ---------------
TELEPHONE--1.3%
  Commonwealth Telephone
   Enterprises, Inc.                                   87,800          3,578,728
                                                                 ---------------
TRANSPORTATION--3.7%
  Teekay Shipping Corp.                               210,700         10,140,990
                                                                 ---------------
TOTAL INVESTMENT SECURITIES - 92.2%
  (cost $222,537,332)                                                255,828,232
                                                                 ---------------

                                                  PRINCIPAL
                                                    AMOUNT            VALUE
             SECURITY DESCRIPTION               (IN THOUSANDS)       (NOTE 3)
--------------------------------------------------------------------------------
SHORT-TERM SECURITIES--4.3%
  General Electric Capital Corp.
    1.04% due 11/03/03                          $       5,900    $     5,899,659
  Prudential Funding Corp.
    1.00% due 11/03/03                                  6,000          5,999,667
                                                                 ---------------
TOTAL SHORT-TERM SECURITIES
  (cost $11,899,326)                                                  11,899,326
                                                                 ---------------
REPURCHASE AGREEMENTS --3.4%
  Agreement with State Street
    Bank & Trust Co., bearing
    interest at 0.95%, dated
    10/31/03, to be repurchased
    11/03/03 in the amount of
    $6,016,476 and collateralized
    by $5,620,000 of United States Treasury
    Notes, bearing interest at 7.50%,
    due 02/15/05 and having an
    approximate value of
    $6,139,850                                  $       6,016    $     6,016,000
  Agreement with State Street
    Bank & Trust Co., bearing
    interest at 0.35%, dated
    10/31/03, to be repurchased
    11/03/03 in the amount of
    $3,359,814 and collateralized
    by $2,240,000 of United States Treasury
    Bonds, bearing interest at
    9.88%, due 11/15/15 and
    having an approximate
    value of $3,427,200                                 3,360          3,359,716
                                                                 ---------------
TOTAL REPURCHASE AGREEMENTS
  (cost $9,375,716)                                                    9,375,716
                                                                 ---------------
TOTAL INVESTMENTS
  (cost $243,812,374)(1)                                 99.9%       277,103,274
Other assets less liabilities                             0.1            363,411
                                                        -----    ---------------
NET ASSETS                                              100.0%   $   277,466,685
                                                        =====    ===============

----------
+ Non-income producing securities
(1) See Note 7.

See Notes to Financial Statements

Focused Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2003

                                                                      VALUE
             SECURITY DESCRIPTION                    SHARES          (NOTE 3)
--------------------------------------------------------------------------------
COMMON STOCK--95.3%
AUTOMOTIVE--2.9%
  Hyundai Motor Co., Ltd.
    Sponsored GDR+*                                   632,040    $    10,744,680
                                                                 ---------------
BANKS--3.6%
  Washington Mutual, Inc.                             299,400         13,098,750
                                                                 ---------------
BROADCASTING & MEDIA--5.8%
  Liberty Media Corp., Class A+                     1,019,000         10,281,710
  Time Warner, Inc.+                                  720,000         11,008,800
                                                                 ---------------
                                                                      21,290,510
                                                                 ---------------
BUSINESS SERVICES--3.0%
  First Data Corp.                                    314,500         11,227,650
                                                                 ---------------
COMPUTERS & BUSINESS EQUIPMENT--2.7%
  Hewlett-Packard Co.                                 449,800         10,035,038
                                                                 ---------------
COMPUTER SOFTWARE--4.1%
  Electronic Arts, Inc.+                              151,646         15,019,020
                                                                 ---------------
DRUGS--7.9%
  Bristol-Myers Squibb Co.                            378,000          9,589,860
  Merck & Co., Inc.                                   213,300          9,438,525
  Pfizer, Inc.                                        316,300          9,995,080
                                                                 ---------------
                                                                      29,023,465
                                                                 ---------------
ELECTRONICS--7.2%
  Intel Corp.                                         450,854         14,900,725
  Texas Instruments, Inc.                             407,800         11,793,576
                                                                 ---------------
                                                                      26,694,301
                                                                 ---------------
FINANCIAL SERVICES--14.5%
  Citigroup, Inc.                                     332,512         15,761,069
  E*TRADE Group, Inc.+                              1,051,500         10,830,450
  Fannie Mae                                          176,500         12,653,285
  SLM Corp.                                           360,285         14,108,760
                                                                 ---------------
                                                                      53,353,564
                                                                 ---------------
HEALTH SERVICES--4.2%
  UnitedHealth Group, Inc.                            304,592         15,497,641
                                                                 ---------------
HOUSING & HOUSEHOLD DURABLES--3.9%
  Lennar Corp., Class A                               157,250         14,443,412
                                                                 ---------------
INSURANCE--2.7%
  St. Paul Cos., Inc.                                 262,300         10,001,499
                                                                 ---------------
LEISURE & TOURISM--4.1%
  JetBlue Airways Corp.+                              260,217         15,009,317
                                                                 ---------------
MACHINERY--3.0%
  Caterpillar, Inc.                                   151,807         11,124,417
                                                                 ---------------
MEDICAL PRODUCTS--3.9%
  Genentech, Inc.+                                    176,587         14,474,836
                                                                 ---------------
RETAIL--15.8%
  Circuit City Stores, Inc.                           932,300          8,894,142
  Gap, Inc.                                           591,300         11,282,004
  Home Depot, Inc.                                    321,500         11,918,005
  Kroger Co.+                                         626,000         10,948,740
  Tiffany & Co.                                       315,082         14,950,641
                                                                 ---------------
                                                                      57,993,532
                                                                 ---------------

                                                   SHARES/
                                                  PRINCIPAL
                                                   AMOUNT             VALUE
             SECURITY DESCRIPTION               (IN THOUSANDS)       (NOTE 3)
--------------------------------------------------------------------------------
TELECOMMUNICATIONS--6.0%
  Nextel Communications, Inc.,
    Class A+                                          456,300    $    11,042,460
  Vodafone Group, PLC ADR                             514,600         10,883,790
                                                                 ---------------
                                                                      21,926,250
                                                                 ---------------
TOTAL INVESTMENT SECURITIES--95.3%
  (cost $298,436,460)                                                350,957,882
                                                                 ---------------
SHORT-TERM SECURITIES--1.8%
  Federal Home Loan Bank Cons.
    Disc. Notes zero coupon
    due 11/03/03
    (cost $6,499,661)                           $       6,500          6,499,661
                                                                 ---------------
REPURCHASE AGREEMENTS--3.9%
  Agreement with State Street
    Bank & Trust Co., bearing
    interest at 0.35%, dated
    10/31/03, to be repurchased
    11/03/03 in the amount of
    $10,189,297 and collateralized
    by $7,195,000 of United
    States Treasury Bonds, bearing
    interest at 9.25%, due 02/15/16
    and having an approximate
    value of $10,396,775                               10,189         10,189,000
  Agreement with State Street
    Bank & Trust Co., bearing
    interest at 0.35%, dated
    10/31/03, to be repurchased
    11/03/03 in the amount of
    $4,315,126 and collateralized
    by $3,140,000 of United States
    Treasury Bonds, bearing
    interest at 8.50%, due 02/15/20
    and having an approximate
    value of $4,406,707                                 4,315          4,315,000
                                                                 ---------------
TOTAL REPURCHASE AGREEMENTS
  (cost $14,504,000)                                                  14,504,000
                                                                 ---------------
TOTAL INVESTMENTS
  (cost $319,440,121)(1)                                101.0%       371,961,543
Liabilities in excess of other assets                    (1.0)        (3,778,888)
                                                        -----    ---------------
NET ASSETS                                              100.0%   $   368,182,655
                                                        =====    ===============

----------
+ Non-income producing securities.
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2003, the aggregate value of these securities was $10,744,680 representing 2.9% of net assets.
(1) See Note 7.
GDR--Global Depository Receipt

See Notes to Financial Statements

Focused International Equity Portfolio

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2003

                                                                      VALUE
             SECURITY DESCRIPTION                    SHARES          (NOTE 3)
--------------------------------------------------------------------------------
COMMON STOCK--92.4%
ARGENTINA--3.4%
  TV Azteca SA de CV ADR
    (Information & Entertainment)                     369,500    $     2,989,255
                                                                 ---------------
AUSTRALIA--3.4%
  QBE Insurance Group, Ltd.
    (Finance)                                         414,200          3,021,153
                                                                 ---------------
FINLAND--3.7%
  Metso Corp.
    (Industrial & Commercial)                         295,200          3,304,034
                                                                 ---------------
FRANCE--14.7%
  Aventis SA (Healthcare)                              68,900          3,643,835
  L'Air Liquide SA (Energy)                            17,900          2,649,808
  Total Fina Elf SA (Energy)                           17,700          2,747,614
  Vivendi Universal SA
    (Information & Entertainment)                     191,900          4,026,097
                                                                 ---------------
                                                                      13,067,354
                                                                 ---------------
GERMANY--5.9%
  Celanese AG (Materials)                              75,600          2,627,118
  Pfeiffer Vacuum Technology AG
    (Industrial & Commercial)                          77,600          2,584,898
                                                                 ---------------
                                                                       5,212,016
                                                                 ---------------
HONG KONG--2.8%
  Giordano International, Ltd.
    (Consumer Discretionary)                        5,583,000          2,515,512
                                                                 ---------------
IRELAND--0.7%
  IAWS Group, PLC
    (Consumer Staples)                                 62,000            656,655
                                                                 ---------------
JAPAN--20.9%
  Canon, Inc.
    (Information Technology)                           38,000          1,835,982
  Daiwa Securities Co., Ltd. (Finance)                350,000          2,555,626
  Fujisawa Pharmaceutical Co.
    (Healthcare)                                      111,000          2,288,348
  Japan Telecom Holdings Co., Ltd.
    (Information Technology)                              980          2,928,163
  Nissan Motor Co., Ltd.
    (Consumer Discretionary)                          271,000          3,032,168
  Seiko Epson Corp
    (Information Technology)                           78,200          2,812,388
  Tokyo Broadcasting System, Inc.
    (Information & Entertainment)                     190,000          3,038,688
                                                                 ---------------
                                                                      18,491,363
                                                                 ---------------
SPAIN--2.9%
  Actividades de Construccion y Servicios
    SA (Industrial & Commercial)                       61,000          2,565,248
                                                                 ---------------
SWITZERLAND--6.1%
  Novartis AG (Healthcare)                             72,000          2,739,935
  UBS AG (Finance)                                     43,282          2,653,451
                                                                 ---------------
                                                                       5,393,386
                                                                 ---------------

                                                   SHARES/
                                                  PRINCIPAL
                                                   AMOUNT             VALUE
             SECURITY DESCRIPTION               (IN THOUSANDS)       (NOTE 3)
--------------------------------------------------------------------------------
UNITED KINGDOM--27.9%
  Aegis Group, PLC
    (Information & Entertainment)                   1,137,500    $     1,924,320
  BP, PLC (Energy)                                    345,000          2,393,071
  Diageo, PLC
    (Consumer Discretionary)                          322,500          3,790,321
  Enodis, PLC
    (Industrial & Commercial)+                      2,372,300          3,077,826
  GlaxoSmithKline, PLC
    (Healthcare)                                      167,100          3,576,423
  Legal & General Group, PLC
    (Finance)                                       1,596,900          2,816,593
  Reckitt Benckiser, PLC
    (Consumer Staples)                                121,400          2,553,016
  Royal Bank of Scotland Group,
    PLC (Finance)                                      98,200          2,629,703
  Vodafone Group, PLC
    (Information Technology)                          925,500          1,942,382
                                                                 ---------------
                                                                      24,703,655
                                                                 ---------------
TOTAL INVESTMENT SECURITIES
  (cost $72,387,351)                                                  81,919,631
                                                                 ---------------
SHORT-TERM SECURITIES--2.0%
  Federal National Mtg. Assoc.
    Disc. Notes zero coupon
    due 11/03/03
    (cost $1,717,909)                           $       1,718          1,717,909
                                                                 ---------------
REPURCHASE AGREEMENTS--4.0%
  Agreement with State Street
    Bank & Trust Co., bearing
    interest at 0.35%, dated
    10/31/03, to be repurchased
    11/03/03 in the amount of
    $2,536,074 and collateralized
    by $2,370,000 of United
    States Treasury Notes, bearing
    interest at 7.50%, due 02/15/05
    and having an approximate
    value of $2,589,225                                 2,536          2,536,000
  Agreement with State Street
    Bank & Trust Co., bearing
    interest at 0.35%, dated
    10/31/03, to be repurchased
    11/03/03 in the amount of
    $1,007,029 and collateralized
    by $780,000 of United States
    Treasury Bonds, bearing
    interest at 7.63%, due 02/15/25
    and having an approximate
    value of $1,031,075                                 1,007          1,007,000
                                                                 ---------------
TOTAL REPURCHASE AGREEMENTS
  (cost $3,543,000)                                                    3,543,000
                                                                 ---------------
TOTAL INVESTMENTS
  (cost $77,648,260)(1)                                  98.4%        87,180,540
Other assets less liabilities                             1.6          1,444,918
                                                        -----    ---------------
NET ASSETS                                              100.0%   $    88,625,458
                                                        =====    ===============

----------
+ Non-income producing securities.
(1) See Note 7.
ADR--American Depository Receipt

See Notes to Financial Statements

Focused Technology Portfolio

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2003

                                                                              VALUE
             SECURITY DESCRIPTION                              SHARES        (NOTE 3)
-----------------------------------------------------------------------------------------
COMMON STOCK--98.1%
BROADCASTING & MEDIA--7.3%
  American Tower Corp., Class A                                150,000    $     1,740,000
  Comcast Corp., Class A+                                       70,000          2,283,400
  Getty Images, Inc.                                            50,000          2,235,000
                                                                          ---------------
                                                                                6,258,400
                                                                          ---------------
BUSINESS SERVICES--1.9%
  Career Education Corp.+                                       30,000          1,606,500
                                                                          ---------------
COMMUNICATION EQUIPMENT--11.4%
  Juniper Networks, Inc.+                                      172,000          3,094,280
  Sonus Networks, Inc.+                                        400,800          3,290,568
  UTStarcom, Inc.+                                             108,520          3,418,380
                                                                          ---------------
                                                                                9,803,228
                                                                          ---------------
COMPUTERS & BUSINESS EQUIPMENT--6.4%
  Dell, Inc.                                                    70,000          2,528,400
  NetScreen Technologies, Inc.+                                112,000          2,981,440
                                                                          ---------------
                                                                                5,509,840
                                                                          ---------------
COMPUTER SOFTWARE--16.2%
  BEA Systems, Inc.+                                           187,400          2,604,860
  Electronic Arts, Inc.+                                        20,000          1,980,800
  Macromedia, Inc.                                             132,900          2,539,719
  Siebel Systems, Inc.+                                        186,300          2,345,517
  Skillsoft, PLC                                               175,000          1,396,500
  VERITAS Software Corp.+                                       84,600          3,058,290
                                                                          ---------------
                                                                               13,925,686
                                                                          ---------------
ELECTRONICS--12.9%
  KLA-Tencor Corp.+                                             36,800          2,109,744
  Marvell Technology Group, Ltd.+                              126,900          5,567,103
  Samsung Electronics Co., Ltd. GDR                             17,250          3,450,000
                                                                          ---------------
                                                                               11,126,847
                                                                          ---------------
ENTERTAINMENT PRODUCTS--3.1%
  Leapfrog Enterprises, Inc.                                    78,000          2,696,460
                                                                          ---------------
FINANCIAL SERVICES--2.4%
  E*TRADE Group, Inc.+                                         200,000          2,060,000
                                                                          ---------------
INTERNET CONTENT--20.6%
  eBay, Inc.+                                                   40,000          2,237,600
  HomeStore.com, Inc.                                          475,000          1,662,500
  InterActivecorp                                               93,756          3,441,783
  Yahoo Japan Corp.+                                               146          2,161,293
  Yahoo!, Inc.+                                                189,700          8,289,890
                                                                          ---------------
                                                                               17,793,066
                                                                          ---------------
INTERNET SOFTWARE--12.8%
  Networks Associates, Inc.+                                   196,440          2,736,409
  Red Hat, Inc.+                                               550,800          8,284,032
                                                                          ---------------
                                                                               11,020,441
                                                                          ---------------
TELECOMMUNICATIONS--3.1%
  Avaya, Inc.                                                  208,000          2,691,520
                                                                          ---------------
TOTAL INVESTMENT SECURITIES--98.1%
  (cost $60,359,980)                                                           84,491,988
                                                                          ---------------

                                                          PRINCIPAL
                                                            AMOUNT            VALUE
             SECURITY DESCRIPTION                       (IN THOUSANDS)       (NOTE 3)
-----------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--3.2%
  State Street Bank & Trust Co.,
    Joint Repurchase Agreement
    (See Note 3)                                       $           245    $       245,000
  Agreement with State Street
    Bank & Trust Co., bearing
    interest at 0.40%, dated
    10/31/03, to be repurchased
    11/03/03 in the amount of
    $1,510,050 and collateralized by
    $1,260,000 of United States
    Treasury Bonds, bearing interest
    at 6.88%, due 08/15/25 and
    having an approximate value
    of $1,540,350                                                1,510          1,510,000
  Agreement with State Street
    Bank & Trust Co., bearing
    interest at 0.40%, dated
    10/31/03, to be repurchased
    11/03/03 in the amount of
    $1,030,034 and collateralized by
    $740,000 of United States
    Treasury Bonds, bearing interest
    at 8.88%, due 08/15/17 and
    having an approximate value
    of $1,053,575                                                1,030          1,030,000
                                                                          ---------------
TOTAL REPURCHASE AGREEMENTS
  (cost $2,785,000)                                                             2,785,000
                                                                          ---------------
TOTAL INVESTMENTS
  (cost $63,144,980)(1)                                          101.3%        87,276,988
Liabilities in excess of other assets                             (1.3)        (1,090,452)
                                                                 -----    --------------
NET ASSETS                                                       100.0%   $    86,186,536
                                                                 =====    ===============

----------
+  Non-income producing securities.
(1) See Note 7.
GDR--Global Depository Receipt

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS -- OCTOBER 31, 2003

NOTE 1. ORGANIZATION

SunAmerica Style Select Series, Inc. (the "Fund") is an open-end management investment company organized as a Maryland corporation on July 3, 1996. The Fund is managed by AIG SunAmerica Asset Management Corp. ("SunAmerica"), an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). The Fund issues separate series of shares (each, a "Portfolio"). The assets of each Portfolio are normally allocated among at least three investment advisors (each, an "Advisor"), each of which will be independently responsible for advising its respective portion of the Portfolio's assets. The Fund offers one additional series of shares (a "Portfolio") which is not included in this report.

Commencing operations on November 1, 2001, the Focused International Equity Portfolio was established and offers Class A, Class B, and Class II shares.

On April 16, 2002, four of the Portfolios in the Fund changed investment techniques. Multi-Cap Growth Portfolio, Small-Cap Growth Portfolio, Large-Cap Value Portfolio and Small-Cap Value Portfolio changed from a style-based investment approach to a focused strategy and became Focused Multi-Cap Growth, Focused 2000 Growth, Focused Large-Cap Value and Focused 2000 Value Portfolios, respectively. The style-based approach followed guidelines based on a value or a growth philosophy while targeting certain market capitalization. The focus strategy is one in which an Advisor actively invests in a small number of holdings which constitute its favorite stock-picking ideas at any given moment.

Effective November 8, 2002, the following Asset Allocation Strategy Portfolios ("Strategy Portfolios") were added to the Fund: Focused Equity Strategy, Focused Multi-Asset Strategy, Focused Balanced Strategy, Focused Fixed Income and Equity Strategy, and Focused Fixed Income Strategy.

The investment objective for each of the Portfolios is as follows:

FOCUSED EQUITY STRATEGY PORTFOLIO seeks growth of capital through allocation of assets among a combination of funds within SunAmerica Style Select Series, Inc. and SunAmerica Income Funds, investing in equity and fixed income securities. Under normal market conditions this Portfolio invests 80% - 100% in domestic equity mutual funds, up to 20% in foreign equity mutual funds and up to 5% in bond funds.

FOCUSED MULTI-ASSET STRATEGY PORTFOLIO seeks growth of capital through allocation of assets among a combination of funds within SunAmerica Style Select Series, Inc. and SunAmerica Income Funds, investing in equity and fixed income securities. Under normal market conditions this Portfolio invests 70% in domestic equity mutual funds, 10% in foreign equity mutual funds and 20% in bond funds.

FOCUSED BALANCED STRATEGY PORTFOLIO seeks growth of capital and conservation of principal through allocation of assets among a combination of funds within SunAmerica Style Select Series, Inc. and SunAmerica Income Funds, investing in equity and fixed income securities. Under normal market conditions this Portfolio invests 35% - 75% in domestic equity mutual funds, up to 15% in foreign equity mutual funds and 25% - 50% in bond funds.

FOCUSED FIXED INCOME AND EQUITY STRATEGY PORTFOLIO seeks current income with growth of capital as a secondary objective through allocation of assets among a combination of funds within SunAmerica Style Select Series, Inc. and SunAmerica Income Funds, investing in equity and fixed income securities. Under normal market conditions this Portfolio invests 15% - 50% in domestic equity mutual funds, up to 10% in foreign equity mutual funds and 50% - 80% in bond funds.

FOCUSED FIXED INCOME STRATEGY PORTFOLIO seeks current income through allocation of assets among a combination of funds within SunAmerica Style Select Series, Inc. and SunAmerica Income Funds, investing in equity and fixed income securities. Under normal market conditions this Portfolio invests up to 20% in domestic equity mutual funds, up to 5% in foreign equity mutual funds and 80% - 100% in bond funds.

FOCUSED LARGE-CAP GROWTH PORTFOLIO seeks long-term growth of capital through active trading of equity securities selected on the basis of growth criteria. At least 80% of the Portfolio's net assets plus any borrowing for investment purposes will be invested in large-cap companies.

FOCUSED MULTI-CAP GROWTH PORTFOLIO seeks long-term growth of capital through active trading of equity securities selected on the basis of growth criteria, without regard to market capitalization.

FOCUSED 2000 GROWTH PORTFOLIO seeks long-term growth of capital through active trading of equity securities selected on the basis of growth criteria, issued by companies with characteristics similar to those contained in the Russell 2000 Growth Index.

FOCUSED LARGE-CAP VALUE PORTFOLIO seeks long-term growth of capital through active trading of equity securities selected on the basis of value criteria. At least 80% of the Portfolio's net assets plus any borrowing for investment purposes will be invested in large-cap companies.

FOCUSED MULTI-CAP VALUE PORTFOLIO seeks long-term growth of capital through active trading of equity securities selected on the basis of value criteria, without regard to market capitalization.

FOCUSED 2000 VALUE PORTFOLIO seeks long-term growth of capital through active trading of equity securities selected on the basis of value criteria, issued by companies with characteristics similar to those contained in the Russell 2000 Value Index.

FOCUSED GROWTH AND INCOME PORTFOLIO seeks long-term growth of capital and current income through active trading of equity securities selected to achieve a blend of growth companies, value companies and companies that the Advisors believe have elements of growth and value, issued by large-cap companies, including those that offer the potential for a reasonable level of current income. Each Advisor may emphasize either a growth orientation or a value orientation at any particular time.

FOCUSED INTERNATIONAL EQUITY PORTFOLIO seeks long-term growth of capital through active trading of equity securities and other securities with equity characteristics of non-U.S. issuers located in countries throughout the world and selected without regard to market capitalization at the time of purchase. At least 80% of the Portfolio's net assets plus any borrowing for investment purposes will be invested in equity securities.

FOCUSED TECHNOLOGY PORTFOLIO seeks long-term growth of capital through active trading of equity securities of companies that demonstrate the potential for long-term growth of capital and that the Advisors believe will benefit significantly from technological advances or improvements, without regard to market capitalization. At least 80% of the Portfolio's net assets plus any borrowing for investment purposes will be invested in such securities.

The Strategy Portfolios invest in various SunAmerica mutual funds, some of which are not presented in this report. Additional information on the underlying funds is available at our website, www.sunamericafunds.com.

CLASSES OF SHARES Each Portfolio offers multiple classes of shares. The classes within each Portfolio are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

Class A shares--  Offered at net asset value per share plus an initial sales charge. Any purchases of Class A shares in excess of $1,000,000 will be subject to a contingent deferred sales charge on redemptions made within two years of purchase.

Class B shares--  Offered at net asset value per share without an initial sales charge, although a declining contingent deferred sales charge may be imposed on redemptions made within six years of purchase. Class B shares will convert automatically to Class A shares on the first business day of the month after eight years from the issuance of such shares and at such time will be subject to the lower distribution fee applicable to Class A shares.

Class II shares-- Offered at net asset value per share plus an initial sales charge. Certain redemptions made within the first eighteen months of the date of purchase are subject to a contingent deferred sales charge.

Class I shares--  Offered at net asset value per share exclusively for sale to certain institutions.

Class Z shares--  Offered at net asset value per share exclusively for sale to
                  SunAmerica affiliated companies' retirement plans.

Class X shares--  Offered at net asset value per share exclusively to certain group plans.

As of August 1, 2003, Class Z shares of Focused Multi-Cap Growth Portfolio, Focused Large-Cap Value Portfolio, Focused 2000 Value Portfolio, Focused Growth and Income Portfolio and Focused Technology Portfolio are no longer being offered for sale.

Each class of shares bears the same voting, dividend, liquidation and other rights and conditions. Class A, Class B and Class II shares each make distribution and account maintenance and service fee payments under the distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Act"), except that Class B and Class II shares are subject to higher distribution fee rates. There are no distribution payments applicable to Class I and no distribution or service fee payments applicable to Class Z and Class X. Only Class B shares and Class II shares of the Strategy Portfolios make distribution fee payments.

INDEMNIFICATIONS: Under the Fund's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund. In addition, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

NOTE 2. FUND MERGERS

Pursuant to a plan of reorganization approved by shareholders of the North American Funds ("NA") on November 7, 2001, all the assets and liabilities of the determined NA Funds were transferred in a tax-free exchange to a determined SunAmerica Mutual Fund. In this reorganization, consummated on November 16, 2001, the SunAmerica Small-Cap Growth Fund, a newly created Portfolio of the SunAmerica Mutual Funds, acquired all of the assets and liabilities of the North American Small-Cap Growth Fund. In conjunction with the reorganization, the SunAmerica Small-Cap Growth Fund is the surviving entity. Subsequent to the acquisition, the SunAmerica Small-Cap Growth Fund was renamed the SunAmerica Focused 2000 Growth Fund.

Pursuant to a plan of reorganization approved by the shareholders of the Style Select Large-Cap Growth Portfolio and Style Select Mid-Cap Growth Portfolio on August 15, 2002, the Style Select Focused Large-Cap Growth Portfolio and the Style Select Focused Multi-Cap Growth Portfolio, respectively acquired all of the assets and liabilities of the Style Select Large-Cap Growth Portfolio and the Style Select Mid-Cap Growth Portfolio, respectively. The details of the reorganization transactions, which were consumated on September 6, 2002, are set forth below.

All shares of the Large-Cap Growth Portfolio and the Mid-Cap Growth Portfolio Class A, Class B and Class II were exchanged, tax-free, for shares of the surviving Focused Large-Cap Growth Portfolio and Focused Multi-Cap Growth Portfolio Class A, Class B and Class II shares, respectively. In conjunction with the reorganizations, the Focused Large-Cap Growth Portfolio and the Focused Multi-Cap Growth Portfolio are the surviving entities.

Net assets and unrealized appreciation/(depreciation) as of the merger date were as follows:

Net assets of Style Select Large-Cap Growth Portfolio prior to merger                                  $    50,567,076
Net assets of Style Select Focused Large-Cap Growth Portfolio prior to merger                          $ 1,136,466,420
                                                                                                       ---------------
Aggregate net assets of Style Select Focused Large-Cap Growth Portfolio following the
  acquisition                                                                                          $ 1,187,033,496
                                                                                                       ---------------
Unrealized appreciation (depreciation) in Large-Cap Growth Portfolio                                   $   (11,294,090)

Net assets of Style Select Mid-Cap Growth Portfolio prior to merger                                    $    69,794,979
Net assets of Style Select Focused Multi-Cap Growth Portfolio prior to merger                          $   180,147,270
                                                                                                       ---------------
Aggregate net assets of Style Select Focused Multi-Cap Growth Portfolio following the
  acquisition                                                                                          $   249,942,249
                                                                                                       ---------------
Unrealized appreciation (depreciation) in Mid-Cap Growth Portfolio                                     $    (7,136,914)

NOTE 3. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of the significant accounting policies followed by the Portfolios in the preparation of their financial statements:

SECURITY VALUATIONS: Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the Advisor to be over-the-counter, are valued at the quoted bid price provided by principal market makers. Securities listed on the New York Stock Exchange ("NYSE") or other national securities exchanges are valued on the basis of the last sale price on the exchange on which they are primarily traded. If there is no sale on that day, then securities are valued at the closing bid price on the NYSE or other primary exchange for that day. However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price is used. Securities listed on the NASDAQ exchange will be valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. Securities that are traded on foreign exchanges are ordinarily valued at the last quoted sales price available before the time when the assets are valued. If a security's price is available from more than one foreign exchange, a Fund uses the exchange that is the primary market for the security. The investments of the Strategy Portfolios and other mutual funds held are valued at the closing net asset value per share of each underlying Fund. Options traded on national securities exchanges are valued as of the close of the exchange on which they are traded. The Funds may make use of a pricing service in the determination of their net asset values. Securities for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, then these securities may be fair valued as determined pursuant to procedures adopted in good faith by the Board of Directors (the "Directors"). Short-term investments which mature in less than 60 days are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

REPURCHASE AGREEMENTS: Pursuant to exemptive relief granted by the Securities and Exchange Commission, the Portfolios are permitted to participate in joint repurchase agreement transactions with other affiliated mutual funds. The Portfolios, along with other affiliated registered investment companies, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. The Portfolio's custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark to market basis to ensure that the value, including accrued interest, is equal to at least 102% of the repurchase price. In the event of default of the obligation to repurchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

As of October 31, 2003, the following Portfolios held an undivided interest in a joint repurchase agreement with State Street Bank & Trust Co.:

                                                     PERCENTAGE       PRINCIPAL
                                                      INTEREST         AMOUNT
                                                    ------------    ------------
Focused Multi-Cap Growth Portfolio                          4.78%   $  4,761,000
Focused Technology Portfolio                                0.25         245,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank & Trust Co., dated October 31, 2003, bearing interest at a rate of 0.94% per annum, with a principal amount of $99,505,000, a repurchase price of $99,512,795 and a maturity date of November 3, 2003. The repurchase agreement is collateralized by the following:

                               DISCOUNT YIELD/         MATURITY          PRINCIPAL            MARKET
     TYPE OF COLLATERAL         INTEREST RATE            DATE             AMOUNT              VALUE
----------------------------   ----------------    ----------------   ----------------   ----------------
U.S. Treasury Bills                        0.94%           01/29/04   $     20,455,000   $     20,403,863
U.S. Treasury Bonds                        6.25            08/15/23         71,455,000         81,101,425

In addition, at October 31, 2003, the following Portfolio held an undivided interest in a joint repurchase agreement with BNP Paribas Securities, Corp:

                                                     PERCENTAGE      PRINCIPAL
                                                      INTEREST        AMOUNT
                                                    ------------    ------------
Focused Large-Cap Value Portfolio                           7.24%   $  6,990,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

BNP Paribas Securities Corp., dated October 31, 2003, bearing interest at a rate of 1.00% per annum, with a principal amount of $96,560,000, a repurchase price of $96,568,047, and a maturity date of November 3, 2003. The repurchase agreement is collateralized by the following:

                                  INTEREST             MATURITY          PRINCIPAL            MARKET
     TYPE OF COLLATERAL             RATE                 DATE             AMOUNT              VALUE
----------------------------   ----------------    ----------------   ----------------   ----------------
U.S. Treasury Bills                        0.97%           12/31/03   $     97,077,000   $     98,496,535

SECURITIES TRANSACTIONS, INVESTMENT INCOME, EXPENSES, DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Security transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income is recorded on the accrual basis; dividend income is recorded on the ex-dividend date. The Strategy Portfolios invest in a combination of AIG SunAmerica Mutual Funds including Funds investing in fixed income securities. For financial statement purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities. Portfolios investing in foreign securities may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated.

Net investment income, other than class specific expenses, and realized and unrealized gains and losses, and is allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of the dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class).

Expenses common to all Portfolios, not directly related to individual Portfolios, are allocated among the Portfolios based upon their relative net asset value or other appropriate methods. In all respects, expenses are charged to each Portfolio as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits in the Statement of Operations. For the Strategy Portfolios, the expenses included in the accompanying financial statements reflect the expenses of the Strategy Portfolios and do not include indirect expenses borne by each Strategy Portfolio in connection with its investment in the underlying Funds.

Dividends from net investment income, if any, are normally paid quarterly for the Focused Balanced Strategy Portfolio, Focused Fixed Income and Equity Strategy Portfolio, Focused Fixed Income Strategy Portfolio and Focused Growth and Income Portfolio. All other Portfolios pay annually. Capital gain distributions, if any, are paid annually. Each of the Strategy Portfolios reserve the right to declare and pay dividends less frequently than disclosed above, provided that the net realized capital gains and net investment income, if any, are paid at least annually. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income (loss), net realized gain
(loss), and net assets are not affected by these reclassifications.

The Portfolios intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of their taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provisions are required. Each Portfolio is considered a separate entity for tax purposes.

FOREIGN CURRENCY TRANSLATION: The books and records of the Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of the valuation.

The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at fiscal year-end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of Portfolio securities sold during the year.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities include foreign exchange gains and losses from currency gains or losses between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on a Portfolio's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to other assets and liabilities arising as a result of changes in the exchange rate.

FORWARD FOREIGN CURRENCY CONTRACTS: Certain Portfolios may enter into forward foreign currency contracts ("forward contracts") to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily using the forward rate and the change in market value is recorded by the Portfolio as an unrealized gain or loss. On settlement date, the Portfolio records realized foreign exchange gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

FUTURES CONTRACTS: A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract the Portfolios are required to pledge to the broker an amount of cash or U.S. government securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. The Portfolios' activities in futures contracts are for hedging purposes and are conducted through regulated exchanges which do not result in couterparty credit risks. A Portfolio's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolios as unrealized appreciation or depreciation. Futures contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

OPTIONS: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. The premium paid by a Portfolio for the purchase of a call or a put option is included in the Portfolio's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current market value of the option. When a Portfolio writes a call or a put option, an amount equal to the premium received by the Portfolio is included in the Portfolio's Statement of Assets and Liabilities as a liability and is subsequently marked to market to reflect the current market value of the option written. If an option which the Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Portfolio has written is exercised, the Portfolio realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Portfolio has written is exercised, the amount of the premium originally received reduces the cost basis of the security which the Portfolio purchased upon exercise of the option.

For the year ended October 31, 2003, transactions in written option contracts were as follows:

                                                           FOCUSED MULTI-CAP GROWTH                  FOCUSED TECHNOLOGY
                                                                 PORTFOLIO                               PORTFOLIO
                                                     ------------------------------------    -----------------------------------
                                                        CONTRACTS             AMOUNT            CONTRACTS           AMOUNT
                                                     ----------------    ----------------    ----------------   ----------------
Written option contracts as of 10/31/02                            --    $             --                 616   $       (272,696)
Options written during the year                                (1,556)           (182,265)                 --                 --
Written options closed during the year                          1,556              67,690                 616            183,243
Net realized gain on written options closed                        --             114,575                  --             89,453
                                                     ----------------    ----------------    ----------------   ----------------
Written option contracts as of 10/31/03                            --                  --                  --                 --
                                                     ================    ================    ================   ================

SHORT SALES: The Portfolios may sell a security it does not own in anticipation of a decline in the market value of that security (short sales). To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Portfolio. Until the security is replaced, the Portfolio is required to pay to the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Portfolio also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the Portfolio replaces a borrowed security, the Portfolio will maintain daily a segregated account, containing cash or liquid securities, at such level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Portfolio bears the risk of potential inability of the broker to meet their obligation to perform. At October 31, 2003, there were no outstanding short sales.

ORGANIZATIONAL EXPENSES: Expenses incurred by SunAmerica in connection with the organization of each Portfolio, excluding the Focused Multi-Cap Value, Focused International Equity and Focused Technology Portfolios were being amortized on a straight line basis over a period not to exceed 60 months from the date the Portfolio commenced operations. Effective June 30, 1998, any organizational expenses are expensed as incurred.

NOTE 4. INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT, DISTRIBUTION AGREEMENT AND SERIVCE AGREEMENT

The Fund, on behalf of each Portfolio, has entered into an Investment Advisory and Management Agreement (the "Agreement") with SunAmerica. Under the Agreement, SunAmerica provides continuous supervision of the respective Portfolios and administers their corporate affairs, subject to general review by the Directors. In connection therewith, SunAmerica furnishes the Fund with office facilities, maintains certain of the Fund's books and records, and pays for the salaries and expenses of all personnel, including officers of the Fund who are employees of SunAmerica and its affiliates. The annual rate of the investment advisory and management fee payable by each Portfolio to SunAmerica as full compensation for services and facilities furnished to the Fund is as follows: 1.00% of the average daily net assets of the Focused Multi-Cap Growth, Focused 2000 Growth, Focused Large-Cap Value, Focused Multi-Cap Value, Focused 2000 Value, Focused Growth and Income Portfolios, respectively; 0.85% of the average daily net assets of the Focused Large-Cap Growth Portfolio; 1.25% of the average daily net assets of the Focused International Equity Portfolio and the Focused Technology Portfolio; and 0.10% for the Strategy Portfolios.

The organizations described below act as Investment Advisors to the Fund, except for the Strategy Portfolios which are advised by SunAmerica, pursuant to Subadvisory Agreements with SunAmerica. Under the Subadvisory Agreements, the Subadvisors manage the investment and reinvestment of the assets of the respective Portfolios for which they are responsible. Each of the following Subadvisors are independent of SunAmerica (with the exception of the Focused Multi-Cap Growth and Focused Technology for which SunAmerica acts as an Advisor) and discharges its responsibilities subject to the policies of the Directors and the oversight and supervision of SunAmerica, which pays the Subadvisors' fees.

Effective November 25, 2002, Standish Mellon Asset Management LLC replaced State Street Research and Management Company as one of the Advisors for the Focused International Equity Portfolio. On March 4, 2003, VanWagoner Capital Management, Inc. was terminated as one of the Advisors for the Focused Technology Portfolio. SunAmerica, as manager, monitored that portion of the portfolio until June 19, 2003 when BAMCO, Inc. assumed responsiblity for that portion of the Portfolio. On March 27, 2003, JP Morgan Fleming Asset Management, Inc. replaced Thornburg Investment Management, Inc. as one of the Advisors for the Focused Multi-Cap Value Portfolio. On April 30, 2003, Janus Capital Management LLC replaced Berger Financial Group LLC as one of the Advisors for the Focused 2000 Value Portfolio. On July 1, 2003, Hotchkis and Wiley Capital Management, Inc. replaced Third Avenue Management, LLC as one of the Advisors for the Focused 2000 Value Portfolio and Standish Mellon Asset Management, LLC transfered the investment management to their subsidiary The Boston Company Asset Management, LLC on the Focused International Equity Portfolio.


Focused Large-Cap Growth Portfolio
      Fred Alger Management, Inc.
      Salomon Brothers Asset Management, Inc.
      Marsico Capital Management LLC

Focused Multi-Cap Growth Portfolio
      Credit Suisse Asset Management, LLC
      Janus Capital Management LLC
      AIG SunAmerica Asset Management Corp.

Focused 2000 Growth Portfolio
      BAMCO, Inc.
      Deutsche Asset Management, Inc.
      Oberweis Asset Management, Inc.

Focused Large-Cap Value Portfolio
      Dreman Value Management, LLC
      Harris Associates L.P.
      Wellington Management Company LLP

Focused Multi-Cap Value Portfolio
      American Century Investment Management, Inc.
      Third Avenue Management, LLC
      JP Morgan Fleming Asset Management, Inc.

Focused 2000 Value Portfolio
      Janus Capital Management LLC (subcontracted to Perkins, Wolf, McDonnell & Company)
      Hotchkis and Wiley Capital Management, Inc.
      Boston Partners Asset Management L.P.

Focused Growth and Income Portfolio
      Thornburg Investment Management, Inc.
      Marsico Capital Management, LLC
      Harris Associates L.P.

Focused International Equity Portfolio
      Massachusetts Financial Services Company
      Harris Associates L.P.
      The Boston Company Asset Management, LLC

Focused Technology Portfolio
      Dresdner RCM Global Investors LLC
      AIG SunAmerica Asset Management Corp.
      BAMCO, Inc.

Each Advisor is paid monthly by SunAmerica a fee equal to a percentage of the average daily net assets of the Portfolio allocated to the Advisor. For the year ended October 31, 2003, SunAmerica paid the Advisors for each Portfolio the following, expressed as an annual percentage of the average daily net assets of each Portfolio:

PORTFOLIO
---------
Focused Large-Cap Growth                                                   0.40%
Focused Multi-Cap Growth                                                   0.37%
Focused 2000 Growth                                                        0.57%
Focused Large-Cap Value                                                    0.50%
Focused Multi-Cap Value                                                    0.48%
Focused 2000 Value                                                         0.50%
Focused Growth and Income                                                  0.47%
Focused International Equity                                               0.54%
Focused Technology                                                         0.40%

For the period November 1, 2001, through May 31, 2002, SunAmerica contractually agreed to waive fees or reimburse expenses, if necessary, at or below the following percentages of each Portfolio's average net assets: Focused Multi-Cap Growth Portfolio, Focused Large-Cap Value Portfolio, and Focused 2000 Value Portfolio 1.78% for Class A shares and 2.43% for Class B shares and Class II shares, respectively. Focused Multi-Cap Value Portfolio 1.55% for Class A shares, 2.20% for Class B shares and Class II shares, and 1.45% for Class I shares. Focused Growth and Income Portfolio 1.45% for Class A shares, 2.10% for Class B shares and Class II shares, and 1.20% for Class X shares. Focused International Equity Portfolio 1.95% for Class A shares, 2.60% for Class B shares and Class II shares. Focused Technology Portfolio 1.97% for Class A shares, 2.62% for Class B shares and Class II shares.

For the period November 1, 2000 through November 16. 2001, AGAM contractually agreed to waive or reimburse expenses, if necessary, at or below the following percentage for the Focused 2000 Growth Portfolio 1.60% for Class A shares and 2.25% for Class B shares and Class II (formerly Class C) shares. The amount reimbursed to AGAM for the period ended October 31, 2002 was $3,912.

For the period November 16, 2001 through May 31, 2002, SunAmerica contractually agreed to waive fees or reimburse expenses, if necessary, at or below the following percentages for the: Focused 2000 Growth Portfolio 1.78% for Class A shares, 2.43% for Class B shares and Class II shares, and 1.68% for Class I shares.

For the period June 1, 2002 through April 30, 2003, SunAmerica contractually agreed to waive fees or reimburse expenses, if necessary, at or below the following percentages of each Portfolio's average net assets: Focused Multi-Cap Growth Portfolio, Focused 2000 Growth Portfolio, Focused Large-Cap Value Portfolio, Focused Multi-Cap Value Portfolio, Focused 2000 Value Portfolio, and Focused Growth and Income Portfolio 1.72% for Class A shares, 2.37% for Class B shares and Class II shares. Focused 2000 Growth Portfolio and Focused Multi-Cap Value Portfolio 1.62% for Class I shares. Focused Multi-Cap Growth Portfolio and Focused Growth and Income Portfolio 1.47% for Class X shares. Focused International Equity Portfolio 1.95% for Class A shares, and 2.60% for Class B shares and Class II shares. Focused Technology Portfolio 1.97% for Class A shares, 2.62% for Class B shares and Class II shares.

For the period November 8, 2002 through October 31, 2003, SunAmerica voluntarily agreed to waive fees or reimburse expenses, if necessary, for the Strategy Portfolios, at or below the following percentages of each Portfolio's average net assets: 0.25% for Class A and 0.90% for Class B and Class II.

Any waivers or reimbursements made by SunAmerica are subject to recoupment from the Portfolios within the following two years of such waivers or reimbursements, provided that the Portfolios are able to effect such payment to SunAmerica and remain in compliance with the foregoing expense limitations.

At October 31, 2003, expenses previously waived or reimbursed by SunAmerica that are subject to recoupment are as follows:

                                                         OTHER
                                                        EXPENSES
PORTFOLIO                                              REIMBURSED
---------                                            ---------------
Focused Equity Strategy                              $        61,347
Focused Multi-Asset Strategy                                  49,779
Focused Balanced Strategy                                     35,225
Focused Fixed Income and Equity Strategy                      58,866
Focused Fixed Income Strategy                                 54,655
Focused Multi-Cap Growth                                          --
Focused 2000 Growth                                           77,192
Focused Large-Cap Value                              $        98,192
Focused Multi-Cap Value                                           --
Focused 2000 Value                                            64,536
Focused Growth and Income                                    497,351
Focused International Equity                                 224,773
Focused Technology                                           359,170

                                                         CLASS
                                                        SPECIFIC
                                                        EXPENSES
PORTFOLIO                                              REIMBURSED
---------                                            ---------------
Focused Equity Strategy Class A                      $        36,990
Focused Equity Strategy Class B                               27,892
Focused Equity Strategy Class II                              24,556
Focused Multi-Asset Strategy Class A                          36,420
Focused Multi-Asset Strategy Class B                          30,815
Focused Multi-Asset Strategy Class II                         26,822
Focused Balanced Strategy Class A                             32,045
Focused Balanced Strategy Class B                             24,205
Focused Balanced Strategy Class II                            20,145
Focused Fixed Income and Equity
  Strategy Class A                                            30,879
Focused Fixed Income and Equity
  Strategy Class B                                            22,722
Focused Fixed Income and Equity
  Strategy Class II                                           21,213
Focused Fixed Income Strategy Class A                         31,189
Focused Fixed Income Strategy Class B                         21,317
Focused Fixed Income Strategy Class II                        20,502
Focused Multi-Cap Growth Class A                             194,973
Focused Multi-Cap Growth Class B                             179,231
Focused Multi-Cap Growth Class II                             93,932
Focused Multi-Cap Growth Class Z                              63,440
Focused Multi-Cap Growth Class X                               2,471
Focused 2000 Growth Class A                                  103,701
Focused 2000 Growth Class B                                  124,898
Focused 2000 Growth Class II                                  94,241
Focused 2000 Growth Class I                                   49,449
Focused Large Cap Value Class A                      $        86,097
Focused Large Cap Value Class B                               60,909
Focused Large Cap Value Class II                              56,285
Focused Large Cap Value Class Z                               64,696
Focused Multi-Cap Value Class A                              368,212
Focused Multi-Cap Value Class B                              480,268
Focused Multi-Cap Value Class II                             524,482
Focused Multi-Cap Value Class I                               62,096
Focused 2000 Value Class A                                    90,445
Focused 2000 Value Class B                                    65,482
Focused 2000 Value Class II                                   71,579
Focused 2000 Value Class Z                                    58,490
Focused Growth and Income Class A                             83,466
Focused Growth and Income Class B                             92,157
Focused Growth and Income Class II                            92,402
Focused Growth and Income Class Z                             59,847
Focused Growth and Income Class X                              1,178
Focused International Equity Class A                         178,275
Focused International Equity Class B                          55,108
Focused International Equity Class II                         69,855
Focused Technology Class A                                   167,767
Focused Technology Class B                                   128,585
Focused Technology Class II                                  141,091
Focused Technology Class Z                                    57,569

For the year ended October 31, 2003, the amounts repaid to SunAmerica which are included in the Investment advisory and management fees on the Statement of Operations are as follows:

                                                         AMOUNT
PORTFOLIO                                               RECOUPED
---------                                            ---------------
Focused Equity Strategy Class A                      $         2,932
Focused Equity Strategy Class B                                1,406
Focused Equity Strategy Class II                               9,216
Focused Multi-Asset Strategy Class A                           3,113
Focused Multi-Asset Strategy Class B                           2,105
Focused Multi-Asset Strategy Class II                         11,289
Focused Balanced Strategy Class A                              3,789
Focused Balanced Strategy Class B                              4,280
Focused Balanced Strategy Class II                            12,409
Focused Fixed Income and Equity Strategy Class A               1,506
Focused Fixed Income and Equity Strategy Class B                 493
Focused Fixed Income and Equity Strategy Class II              2,825
Focused Fixed Income Strategy Class II                         1,817
Focused Multi-Cap Growth Class X                                 536
Focused Large-Cap Value Class A                                  764
Focused Multi-Cap Value Class A                                  180
Focused Multi-Cap Value Class B                               10,633
Focused Multi-Cap Value Class I                               13,361
Focused Growth and Income Class II                               258
Focused Growth and Income Class X                              3,619

The Fund, on behalf of each Portfolio, has entered into a Distribution Agreement with AIG SunAmerica Capital Services, Inc. ("SACS" or the "Distributor"), an indirect wholly-owned subsidiary of AIG SunAmerica Inc. Each Portfolio has adopted a Distribution Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the Act. Rule 12b-1 under the Act permits an investment company directly or indirectly to pay expenses associated with the distribution of its shares ("distribution expenses") in accordance with a plan adopted by the investment company's Board of Directors. Pursuant to such rule, the Directors and the shareholders of each class of shares of each Portfolio have adopted Distribution Plans hereinafter referred to as the "Class A Plan", "Class B Plan", and "Class II Plan". In adopting the Distribution Plans, the Directors determined that there was a reasonable likelihood that each such Plan would benefit the Fund and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

Under the Class A Plan, Class B Plan, and Class II Plan, the Distributor receives payments from a Portfolio, except for the Strategy Portfolios, at an annual rate of up to 0.10%, 0.75% and 0.75%, respectively, of average daily net assets of such Portfolio's Class to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. For the Strategy Portfolios, the Distributor receives payments at an annual rate of up to 0.65% of average daily net assets for both Class B and Class II. The distribution costs for which the Distributor may be reimbursed out of such distribution fees include fees paid to broker-dealers that have sold Fund shares, commissions and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year the amount paid to the distributor under each Class' Plan may exceed the Distributor's distribution costs as described above. Except for the Strategy Portfolios, the Distribution Plans provide that each class of shares of each Portfolio may also pay the Distributor an account maintenance and service fee up to an annual rate of 0.25% of the aggregate average daily net assets of such class of shares for payments to broker-dealers for providing continuing account maintenance. Accordingly, for the year ended October 31, 2003, SACS received fees, as reflected in the Statement of Operations, based upon the aforementioned rates.

Except for the Strategy Portfolios, SACS is paid a fee of 0.25% of average daily net assets of Class I shares as compensation for providing additional shareholder services to Class I shareholders.

SACS receives sales charges on each Portfolio's Class A and Class II shares, portions of which are reallocated to affiliated broker-dealers and non-affiliated broker-dealers. SACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of each Portfolio's Class A, Class B and Class II shares. SACS has advised the Portfolios that for the year ended October 31, 2003 the proceeds received from sales (and paid out to affiliated and non-affiliated broker-dealers) and redemptions are as follows:

                                                                       CLASS A                                      CLASS B
                                            ------------------------------------------------------------------  ----------------
                                                                                                 CONTINGENT        CONTINGENT
                                               SALES         AFFILIATED      NON-AFFILIATED       DEFERRED          DEFERRED
                                              CHARGES      BROKER-DEALERS    BROKER-DEALERS     SALES CHARGES    SALES CHARGES
                                            ------------  ----------------  ----------------  ----------------  ----------------
Focused Equity Strategy                     $    996,146  $        184,433  $        663,027  $             --  $          5,907
Focused Multi-Asset Strategy                   1,436,470           329,164           902,961                --            19,863
Focused Balanced Strategy                      1,126,899           314,691           642,211                --            25,454
Focused Fixed Income and Equity Strategy         357,766            95,124           203,635                --             4,373
Focused Fixed Income Strategy                    235,149            40,212           159,488                --             9,212
Focused Large-Cap Growth                       1,450,605           520,929           712,836                --         1,449,374
Focused Multi-Cap Growth                         400,761           209,449           138,186                95           242,190
Focused 2000 Growth                              286,393            78,184           162,867                --            40,096
Focused Large-Cap Value                          257,731            93,822           124,904                40            91,527
Focused Multi-Cap Value                          550,472           198,823           269,826               160           702,687
Focused 2000 Value                               251,097           108,565           106,577                --           134,959
Focused Growth & Income                          777,146           162,585           503,699                45           236,788
Focused International Equity                      86,892            32,132            42,687                --            12,024
Focused Technology                               169,654            69,927            77,913                --            57,241

                                                                                        CLASS II
                                                         ----------------------------------------------------------------------
                                                                                                                  CONTINGENT
                                                              SALES           AFFILIATED      NON-AFFILIATED       DEFERRED
                                                             CHARGES        BROKER-DEALERS    BROKER-DEALERS    SALES CHARGES
                                                         ----------------  ----------------  ----------------  ----------------
Focused Equity Strategy                                  $        494,365  $         80,421  $        413,944  $          8,885
Focused Multi-Asset Strategy                                      639,650           146,773           492,877            11,402
Focused Balanced Strategy                                         527,761           117,031           410,730            17,240
Focused Fixed Income and Equity Strategy                          118,544            41,439            77,105             3,152
Focused Fixed Income Strategy                                      89,767            40,107            49,660             5,069
Focused Large-Cap Growth                                          461,968            96,139           365,829           117,375
Focused Multi-Cap Growth                                           64,030            19,154            44,876            12,485
Focused 2000 Growth                                               120,320            25,896            94,424            21,963
Focused Large-Cap Value                                           144,199            27,090           117,109            19,567
Focused Multi-Cap Value                                           155,243            27,091           128,152            91,628
Focused 2000 Value                                                118,645            23,927            94,718            36,356
Focused Growth & Income                                           312,391            50,840           261,551            58,274
Focused International Equity                                       50,097             7,259            42,838            18,421
Focused Technology                                                 30,899            10,074            20,825             8,558

The Strategy Portfolios do not invest in underlying SunAmerica Funds for the purpose of exercising management or control; however, investments by the Strategy Portfolios within the set limits may represent a significant portion of an underlying SunAmerica Fund's net assets. At October 31, 2003, each Strategy Portfolio held less than 24% of the outstanding shares of any underlying SunAmerica Fund. In addition, the Strategy Portfolios, in the aggregate, held less than 59% of the outstanding shares of any underlying SunAmerica Funds.

The Fund, on behalf of each Portfolio, except for the Strategy Portfolios, has entered into a Service Agreement with AIG SunAmerica Fund Services, Inc. ("SAFS"), an indirect wholly-owned subsidiary of AIG SunAmerica, Inc. Under the Service Agreement, SAFS performs certain shareholder account functions by assisting the Portfolios' transfer agent in connection with the services that it offers to the shareholders of the Portfolios. The Service Agreement, which permits the Portfolios to compensate SAFS for services rendered based upon an annual rate of 0.22% of average daily net assets, is approved annually by the Directors. For the year ended October 31, 2003 the Portfolios incurred the following expenses, which are included in transfer agent fees in the Statement of Operations, to compensate SAFS pursuant to the terms of the Service Agreement.

                                                            EXPENSE
                            -------------------------------------------------------------------------
PORTFOLIO                      CLASS A        CLASS B       CLASS II        CLASS I        CLASS X
---------                   -------------  -------------  -------------  -------------  -------------
Focused Large-Cap
   Growth                   $     742,631  $     943,330  $   1,015,238  $          --  $          --
Focused Multi-Cap
   Growth                         206,367        251,029         83,781             --            735
Focused 2000
   Growth                          80,214         42,575         69,646         13,184             --
Focused Large-Cap Value           156,990         78,223         91,858             --             --
Focused Multi-Cap Value           295,395        380,599        450,173         31,598             --
Focused 2000 Value                157,629        110,346        132,764             --             --
Focused Growth and
   Income                         175,369        161,815        228,528             --         34,477
Focused International
   Equity                          59,359         13,071         28,290             --             --
Focused Technology                 51,527         36,402         44,751             --             --

                                                        PAYABLE AT
                                                     OCTOBER 31, 2003
                            -------------------------------------------------------------------------
PORTFOLIO                      CLASS A        CLASS B       CLASS II        CLASS I        CLASS X
---------                   -------------  -------------  -------------  -------------  -------------
Focused Large-Cap
   Growth                   $      92,170  $      92,514  $      99,230  $          --  $          --
Focused Multi-Cap
   Growth                          22,965         24,100          8,383             --             98
Focused 2000
   Growth                          15,338          5,068          9,260          1,480             --
Focused Large-Cap Value            28,770          7,722         10,228             --             --
Focused Multi-Cap Value            29,684         35,116         40,961          3,121             --
Focused 2000 Value                 24,065         10,878         13,866             --             --
Focused Growth and
   Income                          21,439         16,309         25,012             --          4,256
Focused International
   Equity                          11,098          1,393          3,108             --             --
Focused Technology                  6,274          4,136          5,203             --             --

At October 31, 2003, the following affiliates owned outstanding shares of the following Portfolios:

PORTFOLIO                                        HOLDER                        PERCENTAGE
---------                                        ------                        ----------
Focused Large-Cap
Growth
   Class A                 Focused Equity Strategy Portfolio                       11%
                           Focused Balanced Strategy Portfolio                      9

Focused Multi-Cap
Growth
   Class A                 Focused Multi-Asset Strategy Portfolio                  17

Focused Multi-Cap
Growth
   Class X                 SAAMCo                                                  23

Focused 2000
Growth
   Class A                 Focused Multi-Asset Strategy Portfolio                  25
                           Focused Equity Strategy Portfolio                       23
                           Focused Balanced Strategy Portfolio                     18

Focused 2000
Growth
   Class I                 VALIC                                                   34
                              (Indirect wholly owned subsidiary of AIG)

Focused Large-Cap
Value
   Class A                 Focused Equity Strategy Portfolio                       28
                           Focused Balanced Strategy Portfolio                     22
                           Focused Multi-Asset Strategy Portfolio                  12
                           Focused Fixed Income and Equity
                              Strategy Portfolio                                    5

Focused Multi-Cap
Value
   Class A                 Focused Multi-Asset Strategy Portfolio                  13%

Focused Multi-Cap
Value
   Class I                 SunAmerica Moderate Growth
                              LifeStage Fund                                       45
                           SunAmerica Aggressive Growth
                              LifeStage Fund                                       34
                           SunAmerica Conservative Growth
                              LifeStage Fund                                       20

Focused 2000 Value
   Class A                 Focused Equity Strategy Portfolio                       20
                           Focused Balanced Strategy Portfolio                     16
                           Focused Multi-Asset Strategy Portfolio                  15

Focused Growth
and Income
   Class A                 Focused Multi-Asset Strategy Portfolio                  17

Focused
International Equity
   Class A                 Focused Multi-Asset Strategy Portfolio                  33
                           Focused Equity Strategy Portfolio                       27
                           Focused Balanced Strategy Portfolio                     19

NOTE 5. PURCHASE AND SALES OF INVESTMENT SECURITIES

The cost of purchases and proceeds from sales and maturities of long-term investments during the year ended October 31, 2003 were as follows:

                                                                                                     FOCUSED
                                            FOCUSED         FOCUSED MULTI-        FOCUSED        FIXED INCOME AND    FOCUSED FIXED
                                        EQUITY STRATEGY     ASSET STRATEGY        BALANCED       EQUITY STRATEGY    INCOME STRATEGY
                                           PORTFOLIO          PORTFOLIO      STRATEGY PORTFOLIO     PORTFOLIO          PORTFOLIO
                                       -----------------   ----------------  ------------------  ----------------   ----------------
Purchases (excluding U.S. government
  securities)                           $    158,525,387   $    187,545,268   $    186,832,493   $     58,039,578   $     35,496,948
Sales (excluding U.S. government
  securities)                                  3,547,348             18,850          1,158,496          1,440,330         11,182,922
Purchase of U.S. government securities                --                 --                 --                 --                 --
Sales of U.S. government securities                   --                 --                 --                 --                 --

                                                            FOCUSED MULTI-                        FOCUSED LARGE-     FOCUSED MULTI-
                                        FOCUSED LARGE-CAP     CAP GROWTH        FOCUSED 2000        CAP VALUE          CAP VALUE
                                        GROWTH PORTFOLIO      PORTFOLIO       GROWTH PORTFOLIO      PORTFOLIO          PORTFOLIO
                                        -----------------  ----------------   ----------------   ----------------   ----------------
Purchases (excluding U.S. government
  securities)                           $  1,165,390,738   $    242,686,109   $    137,863,066   $    211,476,137   $    906,364,692
Sales (excluding U.S. government
  securities)                                981,972,958        232,951,852         61,569,336         96,958,866        961,838,268
Purchase of U.S. government securities                --                 --                 --                 --                 --
Sales of U.S. government securities                   --                 --                 --                 --                 --

                                                             FOCUSED GROWTH        FOCUSED
                                             FOCUSED 2000      AND INCOME       INTERNATIONAL     FOCUSED TECHNOLOGY
                                           VALUE PORTFOLIO      PORTFOLIO      EQUITY PORTFOLIO        PORTFOLIO
                                           ---------------   --------------    ----------------   ------------------
Purchases (excluding U.S. government
 securities)                               $   227,437,377   $  359,609,914    $     82,699,795   $       93,732,296
Sales (excluding U.S. government
 securities)                                   164,880,275      262,520,260          45,343,540           88,532,807
Purchase of U.S. government securities                  --               --                  --                   --
Sales of U.S. government securities                     --               --                  --                   --

NOTE 6. TRANSACTIONS WITH AFFILIATES

As disclosed in the investment portfolios, the Portfolios owned securities issued by AIG or an affiliate there of. For the year ended October 31, 2003, transactions in securities of AIG were as follows:

                                                                                    CAPITAL GAIN
                                                                     REALIZED       DISTRIBUTIONS
PORTFOLIO                                  SECURITY                 GAIN (LOSS)        RECEIVED          INCOME
---------                         -----------------------------    ------------    ---------------    ------------
Focused Equity Strategy           Various AIG SunAmerica Funds*    $    296,379    $        21,159    $         --
Focused Multi-Asset Strategy      Various AIG SunAmerica Funds*             509             32,733         288,829
Focused Balanced Strategy         Various AIG SunAmerica Funds*         (51,296)            17,075         445,007
Focused Fixed Income and
  Equity Strategy                 Various AIG SunAmerica Funds*          33,540              6,125         438,139
Focused Fixed Income Strategy     Various AIG SunAmerica Funds*         148,242              3,754         450,007

* See Portfolio of Investments for details.

The following Portfolios incurred brokerage commissions with affiliated brokers:

                                     FOCUSED       FOCUSED      FOCUSED      FOCUSED      FOCUSED     FOCUSED
                                    LARGE-CAP     MULTI-CAP      2000       LARGE-CAP    MULTI-CAP   GROWTH AND     FOCUSED
                                     GROWTH        GROWTH       GROWTH        VALUE        VALUE       INCOME     TECHNOLOGY
                                    PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO
                                    ----------   ----------   -----------   ---------   ----------   ----------   ----------
Banc of America Securities, LLC     $   13,604   $       --   $        --   $      --   $       --   $   16,190   $       --
Baron Capital Partners, LLC                 --           --         8,280          --           --           --          581
Credit Suisse Frist Boston Corp.            --       18,000            --          --           --           --           --
Deutsche Bank Securities                    --           --         3,235          --           --           --           --
Fred Alger Company, Inc.               788,054           --            --          --           --           --           --
Harris Associates Securities LP             --           --            --      41,041           --       27,751           --
J.P. Morgan Securities, Inc.                --           --            --          --       34,570           --           --
Pershing, LLC                               --          600            --          --           --           --           --
MJ Whitman, Inc.                            --           --            --          --      420,941           --           --
Salomon Smith Barney, Inc.              10,804           --            --          --           --           --           --
Southwest Securities                        --           --            --          --        3,460           --           --

NOTE 7. FEDERAL INCOME TAXES

The following details the tax basis distributions as well as the components of distributable earnings. As of October 31, 2003, the tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, and Fund mergers.

                                                 DISTRIBUTABLE EARNINGS                           TAX DISTRIBUTIONS
                                  ----------------------------------------------------    -------------------------------
                                                           FOR THE YEAR ENDED OCTOBER 31, 2003
                                  ---------------------------------------------------------------------------------------
                                                    LONG-TERM GAINS/      UNREALIZED                         LONG-TERM
                                     ORDINARY         CAPITAL LOSS       APPRECIATION/      ORDINARY          CAPITAL
PORTFOLIO                             INCOME           CARRYOVER        (DEPRECIATION)       INCOME            GAINS
---------                         --------------    ----------------    --------------    -------------    --------------
Focused Equity Strategy           $       41,270    $             --    $   15,979,222    $       5,100    $           --
Focused Multi-Asset Strategy                  --                  --        19,672,606           15,297                --
Focused Balanced Strategy                     --                  --        14,970,906           19,132*               --
Focused Fixed Income and Equity
  Strategy                                59,258              42,586         2,468,627          240,626                --
Focused Fixed Income Strategy            229,225                  --            77,657          333,974                --
Focused Large-Cap Growth                      --        (692,678,820)      348,346,371               --                --
Focused Multi-Cap Growth                      --        (166,658,651)       71,892,988               --                --
Focused 2000 Growth                           --         (16,015,592)       37,557,712               --                --
Focused Large-Cap Value                  138,450          (7,476,931)       21,639,392               --                --
Focused Multi-Cap Value                2,042,637         (52,562,021)       34,746,504               --                --
Focused 2000 Value                            --          (2,224,570)       33,290,900        1,278,040         5,794,037*
Focused Growth and Income                     --         (69,340,296)       52,373,795               --                --
Focused International Equity                  --             575,290         9,401,285               --                --
Focused Technology                            --        (212,889,616)       23,208,621               --                --

Includes a tax return of capital of $7,598 and $10,794 for the Focused Balanced Strategy Portfolio and Focused 2000 Value Portfolio, respectively.

                                                 TAX DISTRIBUTIONS
                                        -----------------------------------
                                        FOR THE YEAR ENDED OCTOBER 31, 2002
                                        -----------------------------------
                                                               LONG-TERM
                                            ORDINARY            CAPITAL
PORTFOLIO                                    INCOME              GAINS
---------                               ----------------   ----------------
Focused Equity Strategy                 $             --   $             --
Focused Multi-Asset Strategy                          --                 --
Focused Balanced Strategy                             --                 --
Focused Fixed Income and Equity
  Strategy                                            --                 --
Focused Fixed Income Strategy                         --                 --
Focused Large-Cap Growth                              --                 --
Focused Multi-Cap Growth                              --                 --
Focused 2000 Growth                                   --                 --
Focused Large-Cap Value                               --                 --
Focused Multi-Cap Value                       12,677,811          5,145,071
Focused 2000 Value                             3,814,975          3,250,011
Focused Growth and Income                             --                 --
Focused International Equity                          --                 --
Focused Technology                                    --                 --

As of October 31, 2003, the following Portfolios have capital loss carryforwards which will be available to the extent provided in regulations and which will expire between 2008-2011. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.

                                            CAPITAL LOSS
                                            CARRYFORWARDS         CAPITAL LOSS
PORTFOLIO                                      AMOUNT               UTILIZED
---------                                  ----------------    -----------------
Focused Equity Strategy                    $             --    $              --
Focused Multi-Asset Strategy                             --                   --
Focused Balanced Strategy                                --                   --
Focused Fixed Income and Equity Strategy                 --                   --
Focused Fixed Income Strategy                            --                   --
Focused Large-Cap Growth                        692,678,820            6,232,400
Focused Multi-Cap Growth                        166,658,651                   --
Focused 2000 Growth                              16,015,592            2,618,307
Focused Large-Cap Value                           7,476,931              850,909
Focused Multi-Cap Value                          52,562,021                   --
Focused 2000 Value                                2,224,570               10,794
Focused Growth and Income                        69,340,297                   --
Focused International Equity                             --              542,586
Focused Technology                              212,889,616              773,730

As of October 31, 2003, the amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term securities and repurchase agreements, were as follows:

                                                          FOCUSED            FOCUSED              FOCUSED              FOCUSED
                                      FOCUSED           MULTI-ASSET          BALANCED           FIXED INCOME         FIXED INCOME
                                  EQUITY STRATEGY         STRATEGY           STRATEGY            AND EQUITY            STRATEGY
                                     PORTFOLIO           PORTFOLIO          PORTFOLIO        STRATEGY PORTFOLIO       PORTFOLIO
                                -----------------    ----------------   -----------------    ------------------    ----------------
Cost                            $     155,360,354    $    187,848,523   $     186,137,458    $       57,086,097    $     24,986,784
                                =================    ================   =================    ==================    ================
Appreciation                           16,043,999          19,818,719          15,286,253             2,818,331             466,676
Depreciation                              (64,777)           (146,113)           (315,347)             (349,704)           (389,019)
                                -----------------    ----------------   -----------------    ------------------    ----------------
Net unrealized appreciation
 (depreciation)                 $      15,979,222    $     19,672,606   $      14,970,906    $        2,468,627    $         77,657
                                =================    ================   =================    ==================    ================

                                                       FOCUSED MULTI-                          FOCUSED LARGE-       FOCUSED MULTI-
                                 FOCUSED LARGE-CAP       CAP GROWTH        FOCUSED 2000          CAP VALUE            CAP VALUE
                                  GROWTH PORTFOLIO       PORTFOLIO       GROWTH PORTFOLIO        PORTFOLIO            PORTFOLIO
                                -----------------    ----------------   -----------------    ------------------    ----------------
Cost                            $   1,278,134,364    $    233,846,988   $     139,323,213    $      244,898,707    $    544,780,815
                                =================    ================   =================    ==================    ================
Appreciation                          369,036,065          74,831,984          40,128,661            25,028,179          41,934,137
Depreciation                          (20,701,372)         (2,938,996)         (2,570,949)           (3,388,787)         (7,187,332)
                                -----------------    ----------------   -----------------    ------------------    ----------------
Net unrealized appreciation
 (depreciation)                 $     348,334,693    $     71,892,988   $      37,557,712    $       21,639,392    $     34,746,805
                                =================    ================   =================    ==================    ================

                                                                         FOCUSED GROWTH           FOCUSED              FOCUSED
                                                       FOCUSED 2000        AND INCOME          INTERNATIONAL         TECHNOLOGY
                                                      VALUE PORTFOLIO       PORTFOLIO         EQUITY PORTFOLIO        PORTFOLIO
                                                     ----------------   -----------------    ------------------    ----------------
Cost                                                 $    243,812,374   $     319,589,620    $       77,734,765    $     64,068,367
                                                     ================   =================    ==================    ================
Appreciation                                               35,299,816          57,961,946             9,532,280          25,120,737
Depreciation                                               (2,008,916)         (5,590,023)              (86,505)         (1,912,116)
                                                     ----------------   -----------------    ------------------    ----------------
Net unrealized appreciation (depreciation)           $     33,290,900   $      52,371,923    $        9,445,775    $     23,208,621
                                                     ================   =================    ==================    ================

For the year ended October 31, 2003, the following reclassification arising from book/tax differences were primarily the result of reclassifications due to net operating losses.

                                                ACCUMULATED        ACCUMULATED
                                               UNDISTRIBUTED      UNDISTRIBUTED
                                                NET REALIZED      NET INVESTMENT
PORTFOLIO                                       GAIN (LOSS)       INCOME (LOSS)     PAID IN CAPITAL
---------                                     ---------------    ---------------    ---------------
Focused Equity Strategy                       $      (341,045)   $       346,791    $        (5,746)
Focused Multi-Asset Strategy                          (33,274)           237,398           (204,124)
Focused Balanced Strategy                             (18,455)            39,411            (20,956)
Focused Fixed Income and Equity Strategy               (6,125)             9,108             (2,983)
Focused Fixed Income Strategy                          (3,754)             5,714             (1,960)
Focused Large-Cap Growth                                   --         15,487,241        (15,487,241)
Focused Multi-Cap Growth                                   --          4,163,251         (4,163,251)
Focused 2000 Growth                                        --          1,765,317         (1,765,317)
Focused Large-Cap Value                                    --                 --                 --
Focused Multi-Cap Value                               788,720           (788,720)                --
Focused 2000 Value                                     45,510          1,007,741         (1,053,251)
Focused Growth and Income                            (197,683)         2,591,507         (2,393,824)
Focused International Equity                          (11,415)            16,827             (5,412)
Focused Technology                                   (206,511)         1,297,295         (1,090,784)

NOTE 8. EXPENSE REDUCTIONS

Through expense offset arrangements resulting from broker commission recapture, a portion of the Portfolio's expenses have been reduced. For the year ended October 31, 2003, the amount of expense reductions received by each Portfolio, were as follows:

                                                                                     TOTAL EXPENSE
PORTFOLIO                                                                             REDUCTIONS
---------                                                                           ---------------
Focused Large-Cap Growth                                                            $       389,257
Focused Multi-Cap Growth                                                                      1,203
Focused 2000 Growth                                                                          22,804
Focused Large-Cap Value                                                                     190,448
Focused 2000 Value                                                                           56,345
Focused Growth and Income                                                                    91,953
Focused International Equity                                                                  5,838
Focused Technology                                                                           48,181

NOTE 9. CAPITAL SHARE TRANSACTIONS

Transactions in shares of each class of each series were as follows:

                                                                 FOCUSED EQUITY STRATEGY
                        ---------------------------------------------------------------------------------------------------------
                                    CLASS A                              CLASS B                            CLASS II
                        --------------------------------     --------------------------------    --------------------------------
                        FOR THE PERIOD NOVEMBER 8, 2002+     FOR THE PERIOD NOVEMBER 8, 2002+    FOR THE PERIOD NOVEMBER 8, 2002+
                            THROUGH OCTOBER 31, 2003             THROUGH OCTOBER 31, 2003            THROUGH OCTOBER 31, 2003
                        --------------------------------     --------------------------------    --------------------------------
                           SHARES            AMOUNT             SHARES             AMOUNT           SHARES            AMOUNT
                        ------------    ----------------     ------------     ---------------    ------------     ---------------
Shares sold                3,514,721**  $     50,861,719**      2,048,034     $    29,264,489       6,346,104     $    91,750,064
Reinvested dividends             189               2,315               60                 733             165               2,020
Shares redeemed             (356,169)         (5,299,297)         (94,619)**       (1,367,760)**     (276,061)         (3,845,321)
                        ------------    ----------------     ------------     ---------------    ------------     ---------------
Net increase (decrease)    3,158,741    $     45,564,737        1,953,475     $    27,897,462       6,070,208     $    87,906,763
                        ============    ================     ============     ===============    ============     ===============

                                                               FOCUSED MULTI-ASSET STRATEGY
                        ---------------------------------------------------------------------------------------------------------
                                    CLASS A                              CLASS B                            CLASS II
                        ---------------------------------------------------------------------------------------------------------
                        FOR THE PERIOD NOVEMBER 8, 2002+     FOR THE PERIOD NOVEMBER 8, 2002+    FOR THE PERIOD NOVEMBER 8, 2002+
                            THROUGH OCTOBER 31, 2003             THROUGH OCTOBER 31, 2003            THROUGH OCTOBER 31, 2003
                        --------------------------------     --------------------------------    --------------------------------
                           SHARES            AMOUNT             SHARES             AMOUNT           SHARES            AMOUNT
                        ------------    ----------------     ------------     ---------------    ------------     ---------------
Shares sold                4,035,526*** $     55,470,342***     2,871,983     $    38,981,048       7,898,177     $   107,433,513
Reinvested dividends             346               4,218              144               1,750             694               8,456
Shares redeemed             (230,629)         (3,210,380)         (86,177)***      (1,211,238)***    (343,728)         (4,575,263)
                        ------------    ----------------     ------------     ---------------    ------------     ---------------
Net increase (decrease)    3,805,243    $     52,264,180        2,785,950     $    37,771,560       7,555,143     $   102,866,706
                        ============    ================     ============     ===============    ============     ===============

                                                               FOCUSED BALANCED STRATEGY
                        ---------------------------------------------------------------------------------------------------------
                                    CLASS A                              CLASS B                            CLASS II
                        --------------------------------     --------------------------------    --------------------------------
                        FOR THE PERIOD NOVEMBER 8, 2002+     FOR THE PERIOD NOVEMBER 8, 2002+    FOR THE PERIOD NOVEMBER 8, 2002+
                            THROUGH OCTOBER 31, 2003             THROUGH OCTOBER 31, 2003           THROUGH OCTOBER 31, 2003
                        --------------------------------     --------------------------------    --------------------------------
                           SHARES            AMOUNT             SHARES             AMOUNT           SHARES            AMOUNT
                        ------------    ----------------     ------------     ---------------    ------------     ---------------
Shares sold                3,824,647#   $     52,952,139#       3,400,297     $    46,340,179       7,201,430     $    99,563,901
Reinvested dividends             696               8,645              186               2,300             473               5,860
Shares redeemed             (170,486)         (2,361,549)        (153,693)#        (2,153,409)#      (297,438)         (4,115,614)
                        ------------    ----------------     ------------     ---------------    ------------     ---------------
Net increase (decrease)    3,654,857    $     50,599,235        3,246,790     $    44,189,070       6,904,465     $    95,454,147
                        ============    ================     ============     ===============    ============     ===============

                                                          FOCUSED FIXED INCOME AND EQUITY STRATEGY
                        ---------------------------------------------------------------------------------------------------------
                                    CLASS A                              CLASS B                            CLASS II
                        --------------------------------     --------------------------------    --------------------------------
                        FOR THE PERIOD NOVEMBER 8, 2002+     FOR THE PERIOD NOVEMBER 8, 2002+    FOR THE PERIOD NOVEMBER 8, 2002+
                            THROUGH OCTOBER 31, 2003             THROUGH OCTOBER 31, 2003            THROUGH OCTOBER 31, 2003
                        --------------------------------     --------------------------------    --------------------------------
                           SHARES            AMOUNT             SHARES             AMOUNT           SHARES            AMOUNT
                        ------------    ----------------     ------------     ---------------    ------------     ---------------
Shares sold                2,076,727##  $     27,566,010##      1,000,019     $    13,076,063       1,836,632     $    24,029,826
Reinvested dividends           5,405              72,076            1,763              23,425           4,635              61,263
Shares redeemed             (160,131)         (2,158,062)        (160,065)##       (2,125,395)##     (248,359)         (3,244,095)
                        ------------    ----------------     ------------     ---------------    ------------     ---------------
Net increase (decrease)    1,922,001    $     25,480,024          841,717     $    10,974,093       1,592,908     $    20,846,994
                        ============    ================     ============     ===============    ============     ===============

                                                              FOCUSED FIXED INCOME STRATEGY
                        ---------------------------------------------------------------------------------------------------------
                                    CLASS A                              CLASS B                            CLASS II
                        --------------------------------     --------------------------------    --------------------------------
                        FOR THE PERIOD NOVEMBER 8, 2002+     FOR THE PERIOD NOVEMBER 8, 2002+    FOR THE PERIOD NOVEMBER 8, 2002+
                            THROUGH OCTOBER 31, 2003             THROUGH OCTOBER 31, 2003            THROUGH OCTOBER 31, 2003
                        --------------------------------     --------------------------------    --------------------------------
                           SHARES            AMOUNT             SHARES             AMOUNT           SHARES            AMOUNT
                        ------------    ----------------     ------------     ---------------    ------------     ---------------
Shares sold                1,037,949@   $     13,374,276@         682,543     $     8,721,963       1,623,990     $    20,742,164
Reinvested dividends           7,003              90,613            2,631              34,018           7,922             102,585
Shares redeemed             (396,916)         (5,070,969)        (219,670)@        (2,843,855)@      (818,868)        (10,485,561)
                        ------------    ----------------     ------------     ---------------    ------------     ---------------
Net increase (decrease)      648,036    $      8,393,920          465,504     $     5,912,126         813,044     $    10,359,188
                        ============    ================     ============     ===============    ============     ===============

+   Commencement of Operations.
** Includes automatic conversion of 11,973 shares of Class B shares in the amount of $162,791 to 11,897 shares of Class A shares in the amount of $162,791
*** Includes automatic conversion of 5,997 shares of Class B shares in the amount of $83,059 to 5,977 shares of Class A shares in the amount of $83,059
# Includes automatic conversion of 377 shares of Class B shares in the amount of $4,674 to 379 shares of Class A shares in the amount of $4,674
## Includes automatic conversion of 5,665 shares of Class B shares in the amount of $70,902 to 5,670 shares of Class A shares in the amount of $70,902
@ Includes automatic conversion of 155 shares of Class B shares in the amount of $1,949 to 154 shares of Class A shares in the amount of $1,949

                                              FOCUSED LARGE-CAP GROWTH PORTFOLIO
                          ------------------------------------------------------------------------
                                                           CLASS A
                          ------------------------------------------------------------------------
                                  FOR THE YEAR ENDED                     FOR THE YEAR ENDED
                                   OCTOBER 31, 2003                       OCTOBER 31, 2002@
                          ----------------------------------      --------------------------------
                              SHARES              AMOUNT              SHARES            AMOUNT
                          --------------      --------------      --------------    --------------
Shares sold                   15,692,195**    $  228,348,443**         9,191,858    $  137,997,947
Shares issued by merger               --                  --           1,164,171        15,026,657
Reinvested dividends                  --                  --                  --                --
Shares redeemed               (6,085,458)        (83,156,801)         (8,499,257)     (124,700,916)
                          --------------      --------------      --------------    --------------
Net increase (decrease)        9,606,737      $  145,191,642           1,856,772    $   28,323,688
                          ==============      ==============      ==============    ==============

                                              FOCUSED LARGE-CAP GROWTH PORTFOLIO
                          ------------------------------------------------------------------------
                                                           CLASS B
                          ------------------------------------------------------------------------
                                  FOR THE YEAR ENDED                     FOR THE YEAR ENDED
                                   OCTOBER 31, 2003                       OCTOBER 31, 2002@
                          ----------------------------------      --------------------------------
                              SHARES              AMOUNT              SHARES            AMOUNT
                          --------------      --------------      --------------    --------------
Shares sold                    4,405,320      $   59,990,061           6,745,938    $   98,835,751
Shares issued by merger               --                  --           1,771,101        22,214,685
Reinvested dividends                  --                  --                  --                --
Shares redeemed               (6,491,464)**      (85,144,539)**       (8,420,788)     (116,734,889)
                          --------------      --------------      --------------    --------------
Net increase (decrease)       (2,086,144)     $  (25,154,478)             96,251    $    4,315,547
                          ==============      ==============      ==============    ==============

                                                           CLASS II
                          ------------------------------------------------------------------------
                                  FOR THE YEAR ENDED                     FOR THE YEAR ENDED
                                   OCTOBER 31, 2003                       OCTOBER 31, 2002@
                          ----------------------------------      --------------------------------
                              SHARES              AMOUNT              SHARES            AMOUNT
                          --------------      --------------      --------------    --------------
Shares sold                    5,830,245      $   80,856,420           8,553,850    $  125,165,035
Shares issued by merger               --                  --           1,062,608        13,325,735
Reinvested dividends                  --                  --                  --                --
Shares redeemed               (9,083,434)       (119,169,916)        (10,882,765)     (152,335,385)
                          --------------      --------------      --------------    --------------
Net increase (decrease)       (3,253,189)     $  (38,313,496)         (1,266,307)   $  (13,844,615)
                          ==============      ==============      ==============    ==============

                                                           CLASS Z
                          ------------------------------------------------------------------------
                                  FOR THE YEAR ENDED                     FOR THE YEAR ENDED
                                   OCTOBER 31, 2003                       OCTOBER 31, 2002@
                          ----------------------------------      --------------------------------
                              SHARES              AMOUNT              SHARES            AMOUNT
                          --------------      --------------      --------------    --------------
Shares sold                    3,934,608      $   51,814,860             190,920    $    2,854,087
Shares issued by merger               --                  --                  --                --
Reinvested dividends                  --                  --                  --                --
Shares redeemed                 (352,170)         (4,828,856)           (145,205)       (2,206,240)
                          --------------      --------------      --------------    --------------
Net increase (decrease)        3,582,438      $   46,986,004              45,715    $      647,847
                          ==============      ==============      ==============    ==============

                                              FOCUSED MULTI-CAP GROWTH PORTFOLIO
                          ------------------------------------------------------------------------
                                                           CLASS A
                          ------------------------------------------------------------------------
                                  FOR THE YEAR ENDED                     FOR THE YEAR ENDED
                                   OCTOBER 31, 2003                       OCTOBER 31, 2002@
                          ----------------------------------      --------------------------------
                              SHARES              AMOUNT              SHARES            AMOUNT
                          --------------      --------------      --------------    --------------
Shares sold                    2,843,217#     $   40,881,505#          1,796,769    $   27,295,994
Shares issued by merger               --                  --           1,722,761        22,887,383
Reinvested dividends                  --                  --                  --                --
Shares redeemed               (1,672,980)        (22,933,437)         (2,355,027)      (35,652,337)
                          --------------      --------------      --------------    --------------
Net increase (decrease)        1,170,237      $   17,948,068           1,164,503    $   14,531,040
                          ==============      ==============      ==============    ==============

                                              FOCUSED MULTI-CAP GROWTH PORTFOLIO
                          ------------------------------------------------------------------------
                                                           CLASS B
                          ------------------------------------------------------------------------
                                  FOR THE YEAR ENDED                     FOR THE YEAR ENDED
                                   OCTOBER 31, 2003                       OCTOBER 31, 2002@
                          ----------------------------------      --------------------------------
                              SHARES              AMOUNT              SHARES            AMOUNT
                          --------------      --------------      --------------    --------------
Shares sold                      992,352      $   13,189,961             788,115    $   11,456,303
Shares issued by merger               --                  --           2,821,614        35,749,973
Reinvested dividends                  --                  --                  --                --
Shares redeemed               (2,083,989)#       (26,713,297)#        (2,291,473)      (32,483,822)
                          --------------      --------------      --------------    --------------
Net increase (decrease)       (1,091,637)     $  (13,523,336)          1,318,256    $   14,722,454
                          ==============      ==============      ==============    ==============

                                                           CLASS II
                          ------------------------------------------------------------------------
                                  FOR THE YEAR ENDED                     FOR THE YEAR ENDED
                                   OCTOBER 31, 2003                       OCTOBER 31, 2002@
                          ----------------------------------      --------------------------------
                              SHARES              AMOUNT              SHARES            AMOUNT
                          --------------      --------------      --------------    --------------
Shares sold                      798,397      $   10,801,980             847,994    $   12,520,336
Shares issued by merger               --                  --             880,752        11,157,624
Reinvested dividends                  --                  --                  --                --
Shares redeemed                 (975,020)        (12,501,767)         (1,084,778)      (15,563,274)
                          --------------      --------------      --------------    --------------
Net increase (decrease)         (176,623)     $   (1,699,787)            643,968    $    8,114,686
                          ==============      ==============      ==============    ==============

                                                           CLASS Z
                          ------------------------------------------------------------------------
                                  FOR THE YEAR ENDED                     FOR THE YEAR ENDED
                                   OCTOBER 31, 2003                       OCTOBER 31, 2002@
                          ----------------------------------      --------------------------------
                              SHARES              AMOUNT              SHARES            AMOUNT
                          --------------      --------------      --------------    --------------
Shares sold                        2,977      $       39,125              46,770    $      756,705
Shares issued by merger               --                  --                  --                --
Reinvested dividends                  --                  --                  --                --
Shares redeemed                  (93,388)         (1,210,513)            (69,380)       (1,113,066)
                          --------------      --------------      --------------    --------------
Net increase (decrease)          (90,411)     $   (1,171,388)            (22,610)   $     (356,361)
                          ==============      ==============      ==============    ==============

                                                           CLASS X
                          ------------------------------------------------------------------------
                                                                          FOR THE PERIOD
                                  FOR THE YEAR ENDED                      AUGUST 1, 2002*
                                   OCTOBER 31, 2003                   THROUGH OCTOBER 31, 2002
                          ----------------------------------      --------------------------------
                              SHARES              AMOUNT              SHARES            AMOUNT
                          --------------      --------------      --------------    --------------
Shares sold                       20,564      $      283,701              12,683    $      168,521
Reinvested dividends                  --                  --                  --                --
Shares redeemed                     (280)             (3,866)                 --                --
                          --------------      --------------      --------------    --------------
Net increase (decrease)           20,284      $      279,835              12,683    $      168,521
                          ==============      ==============      ==============    ==============

*   Inception date of the class
@   See Note 2.
** Includes automatic conversion of 80,813 shares of Class B shares in the amount of $1,091,930 to 78,858 shares of Class A shares in the amount of $1,091,930
# Includes automatic conversion of 96,052 shares of Class B shares in the amount of $1,279,778 to 91,172 shares of Class A shares in the amount of $1,279,778

                                                FOCUSED 2000 GROWTH PORTFOLIO
                          ------------------------------------------------------------------------
                                                           CLASS A
                          ------------------------------------------------------------------------
                                  FOR THE YEAR ENDED                     FOR THE YEAR ENDED
                                   OCTOBER 31, 2003                       OCTOBER 31, 2002@
                          ----------------------------------      --------------------------------
                              SHARES              AMOUNT              SHARES            AMOUNT
                          --------------      --------------      --------------    --------------
Shares sold                    5,899,642**    $   73,057,334**         1,032,843    $   12,204,806
Reinvested dividends                  --                  --                  --                --
Shares redeemed                 (993,567)        (11,192,322)           (363,485)       (4,001,827)
                          --------------      --------------      --------------    --------------
Net increase (decrease)        4,906,075      $   61,865,012             669,358    $    8,202,979
                          ==============      ==============      ==============    ==============

                                                FOCUSED 2000 GROWTH PORTFOLIO
                          ------------------------------------------------------------------------
                                                           CLASS B
                          ------------------------------------------------------------------------
                                  FOR THE YEAR ENDED                     FOR THE YEAR ENDED
                                   OCTOBER 31, 2003                       OCTOBER 31, 2002@
                          ----------------------------------      --------------------------------
                              SHARES              AMOUNT              SHARES            AMOUNT
                          --------------      --------------      --------------    --------------
Shares sold                      885,258      $   10,482,435             698,511    $    8,042,118
Reinvested dividends                  --                  --                  --                --
Shares redeemed                 (326,573)**       (3,727,558)**         (240,935)       (2,697,450)
                          --------------      --------------      --------------    --------------
Net increase (decrease)          558,685      $    6,754,877             457,576    $    5,344,668
                          ==============      ==============      ==============    ==============

                                                           CLASS II
                          ------------------------------------------------------------------------
                                  FOR THE YEAR ENDED                     FOR THE YEAR ENDED
                                   OCTOBER 31, 2003                       OCTOBER 31, 2002@
                          ----------------------------------      --------------------------------
                              SHARES              AMOUNT              SHARES            AMOUNT
                          --------------      --------------      --------------    --------------
Shares sold                    1,979,501      $   23,643,075           2,324,253    $   26,895,114
Reinvested dividends                  --                  --                  --                --
Shares redeemed                 (585,302)         (6,611,402)           (270,436)       (2,937,021)
                          --------------      --------------      --------------    --------------
Net increase (decrease)        1,394,199      $   17,031,673           2,053,817    $   23,958,093
                          ==============      ==============      ==============    ==============

                                                           CLASS I
                          ------------------------------------------------------------------------
                                  FOR THE YEAR ENDED                     FOR THE YEAR ENDED
                                   OCTOBER 31, 2003                       OCTOBER 31, 2002@
                          ----------------------------------      --------------------------------
                              SHARES              AMOUNT              SHARES            AMOUNT
                          --------------      --------------      --------------    --------------
Shares sold                      114,663      $    1,387,865             123,003    $    1,517,869
Reinvested dividends                  --                  --                  --                --
Shares redeemed                  (47,447)           (571,181)           (654,252)       (7,942,359)
                          --------------      --------------      --------------    --------------
Net increase (decrease)           67,216      $      816,684            (531,249)   $   (6,424,490)
                          ==============      ==============      ==============    ==============

                                              FOCUSED LARGE-CAP VALUE PORTFOLIO
                          ------------------------------------------------------------------------
                                                           CLASS A
                          ------------------------------------------------------------------------
                                  FOR THE YEAR ENDED                     FOR THE YEAR ENDED
                                   OCTOBER 31, 2003                       OCTOBER 31, 2002
                          ----------------------------------      --------------------------------
                              SHARES              AMOUNT              SHARES            AMOUNT
                          --------------      --------------      --------------    --------------
Shares sold                   11,164,974***   $  143,778,745***        1,364,706    $   16,747,462
Reinvested dividends                  --                  --                  --                --
Shares redeemed               (1,528,895)        (18,747,948)           (794,551)       (9,685,912)
                          --------------      --------------      --------------    --------------
Net increase (decrease)        9,636,079      $  125,030,797             570,155    $    7,061,550
                          ==============      ==============      ==============    ==============

                                              FOCUSED LARGE-CAP VALUE PORTFOLIO
                          ------------------------------------------------------------------------
                                                           CLASS B
                          ------------------------------------------------------------------------
                                  FOR THE YEAR ENDED                     FOR THE YEAR ENDED
                                   OCTOBER 31, 2003                       OCTOBER 31, 2002
                          ----------------------------------      --------------------------------
                              SHARES              AMOUNT              SHARES            AMOUNT
                          --------------      --------------      --------------    --------------
Shares sold                    1,152,169      $   13,726,217           1,248,078    $   14,384,531
Reinvested dividends                  --                  --                  --                --
Shares redeemed               (1,046,137)***     (12,150,032)***      (1,144,577)      (13,634,618)
                          --------------      --------------      --------------    --------------
Net increase (decrease)          106,032      $    1,576,185             103,501    $      749,913
                          ==============      ==============      ==============    ==============

                                                           CLASS II
                          ------------------------------------------------------------------------
                                  FOR THE YEAR ENDED                     FOR THE YEAR ENDED
                                   OCTOBER 31, 2003                       OCTOBER 31, 2002
                          ----------------------------------      --------------------------------
                              SHARES              AMOUNT              SHARES            AMOUNT
                          --------------      --------------      --------------    --------------
Shares sold                    2,030,935      $   24,948,014           2,025,502    $   24,360,840
Reinvested dividends                  --                  --                  --                --
Shares redeemed                 (914,148)        (10,749,784)           (902,976)      (10,680,626)
                          --------------      --------------      --------------    --------------
Net increase (decrease)        1,116,787      $   14,198,230           1,122,526    $   13,680,214
                          ==============      ==============      ==============    ==============

                                                           CLASS Z
                          ------------------------------------------------------------------------
                                  FOR THE YEAR ENDED                     FOR THE YEAR ENDED
                                   OCTOBER 31, 2003                       OCTOBER 31, 2002
                          ----------------------------------      --------------------------------
                              SHARES              AMOUNT              SHARES            AMOUNT
                          --------------      --------------      --------------    --------------
Shares sold                        5,087      $       58,213              49,286    $      679,893
Reinvested dividends                  --                  --                  --                --
Shares redeemed                  (73,294)           (830,005)            (60,092)         (820,926)
                          --------------      --------------      --------------    --------------
Net increase (decrease)          (68,207)     $     (771,792)            (10,806)   $     (141,033)
                          ==============      ==============      ==============    ==============

                                              FOCUSED MULTI-CAP VALUE PORTFOLIO
                          ------------------------------------------------------------------------
                                                           CLASS A
                          ------------------------------------------------------------------------
                                  FOR THE YEAR ENDED                     FOR THE YEAR ENDED
                                   OCTOBER 31, 2003                       OCTOBER 31, 2002
                          ----------------------------------      --------------------------------
                              SHARES              AMOUNT              SHARES            AMOUNT
                          --------------      --------------      --------------    --------------
Shares sold                    3,401,901#     $   50,839,590#          6,042,911    $  100,064,433
Reinvested dividends                  --                  --             214,584         3,712,157
Shares redeemed               (3,452,491)        (49,271,624)         (4,867,684)      (75,272,984)
                          --------------      --------------      --------------    --------------
Net increase (decrease)          (50,590)     $    1,567,966           1,389,811    $   28,503,606
                          ==============      ==============      ==============    ==============

                                              FOCUSED MULTI-CAP VALUE PORTFOLIO
                          ------------------------------------------------------------------------
                                                           CLASS B
                          ------------------------------------------------------------------------
                                  FOR THE YEAR ENDED                     FOR THE YEAR ENDED
                                   OCTOBER 31, 2003                       OCTOBER 31, 2002
                          ----------------------------------      --------------------------------
                              SHARES              AMOUNT              SHARES            AMOUNT
                          --------------      --------------      --------------    --------------
Shares sold                    1,446,047      $   21,018,416           5,838,836    $   97,002,543
Reinvested dividends                  --                  --             299,754         5,113,795
Shares redeemed               (2,979,186)#       (42,182,230)#        (4,795,668)      (73,316,912)
                          --------------      --------------      --------------    --------------
Net increase (decrease)       (1,533,139)     $  (21,163,814)          1,342,922    $   28,799,426
                          ==============      ==============      ==============    ==============

                                                           CLASS II
                          ------------------------------------------------------------------------
                                  FOR THE YEAR ENDED                     FOR THE YEAR ENDED
                                   OCTOBER 31, 2003                       OCTOBER 31, 2002
                          ----------------------------------      --------------------------------
                              SHARES              AMOUNT              SHARES            AMOUNT
                          --------------      --------------      --------------    --------------
Shares sold                    1,760,206      $   25,539,776           6,995,788    $  115,932,861
Reinvested dividends                  --                  --             364,362         6,212,374
Shares redeemed               (4,386,143)        (61,820,236)         (4,426,688)      (66,777,527)
                          --------------      --------------      --------------    --------------
Net increase (decrease)       (2,625,937)     $  (36,280,460)          2,933,462    $   55,367,708
                          ==============      ==============      ==============    ==============

                                                           CLASS I
                          ------------------------------------------------------------------------
                                                                          FOR THE PERIOD
                                  FOR THE YEAR ENDED                    NOVEMBER 16, 2001*
                                   OCTOBER 31, 2003                  THROUGH OCTOBER 31, 2002
                          ----------------------------------      --------------------------------
                              SHARES              AMOUNT              SHARES            AMOUNT
                          --------------      --------------      --------------    --------------
Shares sold                      311,347      $    4,469,389           1,354,552    $   22,685,955
Reinvested dividends                  --                  --              23,142           400,129
Shares redeemed                 (274,719)         (3,956,655)           (424,967)       (6,693,620)
                          --------------      --------------      --------------    --------------
Net increase (decrease)           36,628      $      512,734             952,727    $   16,392,464
                          ==============      ==============      ==============    ==============

*   Inception of the class
@   See Note 2
** Includes automatic conversion of 12,763 shares of Class B shares in the amount of $149,682 to 12,263 shares of Class A shares in the amount of $149,682
*** Includes automatic conversion of 18,371 shares of Class B shares in the amount of $220,181 to 17,990 shares of Class A shares in the amount of $220,181
# Includes automatic conversion of 53,680 shares of Class B shares in the amount of $777,457 to 52,630 shares of Class A shares in the amount of $777,457

                                                FOCUSED 2000 VALUE PORTFOLIO
                          ------------------------------------------------------------------------
                                                           CLASS A
                          ------------------------------------------------------------------------
                                  FOR THE YEAR ENDED                     FOR THE YEAR ENDED
                                   OCTOBER 31, 2003                       OCTOBER 31, 2002
                          ----------------------------------      --------------------------------
                              SHARES              AMOUNT              SHARES            AMOUNT
                          --------------      --------------      --------------    --------------
Shares sold                    6,156,504**    $   94,329,924**         3,235,751    $   52,277,429
Reinvested dividends             148,931           2,019,509             126,056         2,018,138
Shares redeemed               (1,667,184)        (23,769,217)         (1,995,362)      (30,729,899)
                          --------------      --------------      --------------    --------------
Net increase (decrease)        4,638,251      $   72,580,216           1,366,445    $   23,565,668
                          ==============      ==============      ==============    ==============

                                                FOCUSED 2000 VALUE PORTFOLIO
                          ------------------------------------------------------------------------
                                                           CLASS B
                          ------------------------------------------------------------------------
                                  FOR THE YEAR ENDED                     FOR THE YEAR ENDED
                                   OCTOBER 31, 2003                       OCTOBER 31, 2002
                          ----------------------------------      --------------------------------
                              SHARES              AMOUNT              SHARES            AMOUNT
                          --------------      --------------      --------------    --------------
Shares sold                      788,276      $   11,337,972           2,252,698    $   35,398,759
Reinvested dividends             153,805           2,008,694             163,380         2,540,560
Shares redeemed                 (878,722)**      (12,121,594)**       (1,379,552)      (19,845,990)
                          --------------      --------------      --------------    --------------
Net increase (decrease)           63,359      $    1,225,072           1,036,526    $   18,093,329
                          ==============      ==============      ==============    ==============

                                                           CLASS II
                          ------------------------------------------------------------------------
                                  FOR THE YEAR ENDED                     FOR THE YEAR ENDED
                                   OCTOBER 31, 2003                       OCTOBER 31, 2002
                          ----------------------------------      --------------------------------
                              SHARES              AMOUNT              SHARES            AMOUNT
                          --------------      --------------      --------------    --------------
Shares sold                    1,487,928      $   21,321,604           3,259,527    $   50,737,536
Reinvested dividends             183,343           2,398,130             107,145         1,667,192
Shares redeemed               (1,126,602)        (15,559,169)         (1,074,372)      (15,356,722)
                          --------------      --------------      --------------    --------------
Net increase (decrease)          544,669      $    8,160,565           2,292,300    $   37,048,006
                          ==============      ==============      ==============    ==============

                                                           CLASS Z
                          ------------------------------------------------------------------------
                                  FOR THE YEAR ENDED                     FOR THE YEAR ENDED
                                   OCTOBER 31, 2003                       OCTOBER 31, 2002
                          ----------------------------------      --------------------------------
                              SHARES              AMOUNT              SHARES            AMOUNT
                          --------------      --------------      --------------    --------------
Shares sold                       19,487      $      274,483             105,433    $    1,766,702
Reinvested dividends               5,144              71,751               7,180           117,467
Shares redeemed                 (142,181)         (1,957,100)            (97,579)       (1,514,967)
                          --------------      --------------      --------------    --------------
Net increase (decrease)         (117,550)     $   (1,610,866)             15,034    $      369,202
                          ==============      ==============      ==============    ==============

                                             FOCUSED GROWTH AND INCOME PORTFOLIO
                          ------------------------------------------------------------------------
                                                           CLASS A
                          ------------------------------------------------------------------------
                                  FOR THE YEAR ENDED                     FOR THE YEAR ENDED
                                   OCTOBER 31, 2003                       OCTOBER 31, 2002
                          ----------------------------------      --------------------------------
                              SHARES              AMOUNT              SHARES            AMOUNT
                          --------------      --------------      --------------    --------------
Shares sold                    5,161,219#     $   68,951,887#          3,440,895    $   45,740,859
Reinvested dividends                  --                  --                  --                --
Shares redeemed               (2,081,171)        (26,598,768)         (1,582,120)      (20,631,244)
                          --------------      --------------      --------------    --------------
Net increase (decrease)        3,080,048      $   42,353,119           1,858,775    $   25,109,615
                          ==============      ==============      ==============    ==============

                                             FOCUSED GROWTH AND INCOME PORTFOLIO
                          ------------------------------------------------------------------------
                                                           CLASS B
                          ------------------------------------------------------------------------
                                  FOR THE YEAR ENDED                     FOR THE YEAR ENDED
                                   OCTOBER 31, 2003                       OCTOBER 31, 2002
                          ----------------------------------      --------------------------------
                              SHARES              AMOUNT              SHARES            AMOUNT
                          --------------      --------------      --------------    --------------
Shares sold                    1,886,148      $   24,143,100           2,585,545    $   33,722,787
Reinvested dividends                  --                  --                  --                --
Shares redeemed               (1,397,813)#       (17,342,285)#        (1,702,268)      (21,331,663)
                          --------------      --------------      --------------    --------------
Net increase (decrease)          488,335      $    6,800,815             883,277    $   12,391,124
                          ==============      ==============      ==============    ==============

                                                           CLASS II
                          ------------------------------------------------------------------------
                                  FOR THE YEAR ENDED                     FOR THE YEAR ENDED
                                   OCTOBER 31, 2003                       OCTOBER 31, 2002
                          ----------------------------------      --------------------------------
                              SHARES              AMOUNT              SHARES            AMOUNT
                          --------------      --------------      --------------    --------------
Shares sold                    4,143,039      $   53,289,239           5,521,285    $   72,657,269
Reinvested dividends                  --                  --                  --                --
Shares redeemed               (1,867,820)        (23,015,446)         (2,243,616)      (28,400,819)
                          --------------      --------------      --------------    --------------
Net increase (decrease)        2,275,219      $   30,273,793           3,277,669    $   44,256,450
                          ==============      ==============      ==============    ==============

                                                           CLASS Z
                          ------------------------------------------------------------------------
                                  FOR THE YEAR ENDED                     FOR THE YEAR ENDED
                                   OCTOBER 31, 2003                       OCTOBER 31, 2002
                          ----------------------------------      --------------------------------
                              SHARES              AMOUNT              SHARES            AMOUNT
                          --------------      --------------      --------------    --------------
Shares sold                        1,217      $       14,955              20,969    $      295,720
Reinvested dividends                  --                  --                  --                --
Shares redeemed                  (28,814)           (354,826)            (31,546)         (434,898)
                          --------------      --------------      --------------    --------------
Net increase (decrease)          (27,597)     $     (339,871)            (10,577)   $     (139,178)
                          ==============      ==============      ==============    ==============

                                                           CLASS X
                          ------------------------------------------------------------------------
                                                                          FOR THE PERIOD
                                  FOR THE YEAR ENDED                      MARCH 19, 2002*
                                   OCTOBER 31, 2003                   THROUGH OCTOBER 31, 2002
                          ----------------------------------      --------------------------------
                              SHARES              AMOUNT              SHARES            AMOUNT
                          --------------      --------------      --------------    --------------
Shares sold                    1,070,566      $   13,895,227             655,639    $    8,656,081
Reinvested dividends                  --                  --                  --                --
Shares redeemed                 (152,108)         (2,098,143)            (10,575)         (127,919)
                          --------------      --------------      --------------    --------------
Net increase (decrease)          918,458      $   11,797,084             645,064    $    8,528,162
                          ==============      ==============      ==============    ==============

*   Inception date of the class
** Includes automatic conversion of 40,690 shares of Class B shares in the amount of $579,953 to 39,261 shares of Class A shares in the amount of $579,953
# Includes automatic conversion of 43,998 shares of Class B shares in the amount of $566,723 to 42,487 shares of Class A shares in the amount of $566,723

                                            FOCUSED INTERNATIONAL EQUITY PORTFOLIO
                          ------------------------------------------------------------------------
                                                           CLASS A
                          ------------------------------------------------------------------------
                                  FOR THE YEAR ENDED                     FOR THE YEAR ENDED
                                   OCTOBER 31, 2003                       OCTOBER 31, 2002
                          ----------------------------------      --------------------------------
                              SHARES              AMOUNT              SHARES            AMOUNT
                          --------------      --------------      --------------    --------------
Shares sold                    5,741,743**    $   74,258,563**         3,798,587    $   48,388,739
Reinvested dividends                  --                  --                  --                --
Shares redeemed               (2,871,746)        (35,568,100)         (2,364,348)      (31,247,693)
                          --------------      --------------      --------------    --------------
Net increase (decrease)        2,869,997      $   38,690,463           1,434,239    $   17,141,046
                          ==============      ==============      ==============    ==============

                                            FOCUSED INTERNATIONAL EQUITY PORTFOLIO
                          ------------------------------------------------------------------------
                                                           CLASS B
                          ------------------------------------------------------------------------
                                  FOR THE YEAR ENDED                     FOR THE YEAR ENDED
                                   OCTOBER 31, 2003                       OCTOBER 31, 2002
                          ----------------------------------      --------------------------------
                              SHARES              AMOUNT              SHARES            AMOUNT
                          --------------      --------------      --------------    --------------
Shares sold                      230,031      $    2,918,972             535,333    $    7,293,934
Reinvested dividends                  --                  --                  --                --
Shares redeemed                 (132,214)**       (1,628,224)**         (108,393)       (1,405,789)
                          --------------      --------------      --------------    --------------
Net increase (decrease)           97,817      $    1,290,748             426,940    $    5,888,145
                          ==============      ==============      ==============    ==============

                                                           CLASS II
                          ------------------------------------------------------------------------
                                  FOR THE YEAR ENDED                     FOR THE YEAR ENDED
                                   OCTOBER 31, 2003                       OCTOBER 31, 2002
                          ----------------------------------      --------------------------------
                              SHARES              AMOUNT              SHARES            AMOUNT
                          --------------      --------------      --------------    --------------
Shares sold                    1,447,206      $   18,322,401           1,189,888    $   16,093,543
Reinvested dividends                  --                  --                  --                --
Shares redeemed               (1,142,940)        (14,469,244)           (322,278)       (4,216,833)
                          --------------      --------------      --------------    --------------
Net increase (decrease)          304,266      $    3,853,157             867,610    $   11,876,710
                          ==============      ==============      ==============    ==============

                                                 FOCUSED TECHNOLOGY PORTFOLIO
                          ------------------------------------------------------------------------
                                                           CLASS A
                          ------------------------------------------------------------------------
                                  FOR THE YEAR ENDED                     FOR THE YEAR ENDED
                                   OCTOBER 31, 2003                       OCTOBER 31, 2002
                          ----------------------------------      --------------------------------
                              SHARES              AMOUNT              SHARES            AMOUNT
                          --------------      --------------      --------------    --------------
Shares sold                    3,012,987#     $   11,599,707#          2,287,323    $    9,121,991
Reinvested dividends                  --                  --                  --                --
Shares redeemed               (2,374,749)         (8,735,244)         (2,993,959)      (11,231,512)
                          --------------      --------------      --------------    --------------
Net increase (decrease)          638,238      $    2,864,463            (706,636)   $   (2,109,521)
                          ==============      ==============      ==============    ==============

                                                 FOCUSED TECHNOLOGY PORTFOLIO
                          ------------------------------------------------------------------------
                                                           CLASS B
                          ------------------------------------------------------------------------
                                  FOR THE YEAR ENDED                     FOR THE YEAR ENDED
                                   OCTOBER 31, 2003                       OCTOBER 31, 2002
                          ----------------------------------      --------------------------------
                              SHARES              AMOUNT              SHARES            AMOUNT
                          --------------      --------------      --------------    --------------
Shares sold                    1,308,445      $    4,820,897           1,707,928    $    6,966,643
Reinvested dividends                  --                  --                  --                --
Shares redeemed               (1,410,577)#        (5,065,370)#        (2,117,812)       (7,691,283)
                          --------------      --------------      --------------    --------------
Net increase (decrease)         (102,132)     $     (244,473)           (409,884)   $     (724,640)
                          ==============      ==============      ==============    ==============

                                                           CLASS II
                          ------------------------------------------------------------------------
                                  FOR THE YEAR ENDED                     FOR THE YEAR ENDED
                                   OCTOBER 31, 2003                       OCTOBER 31, 2002
                          ----------------------------------      --------------------------------
                              SHARES              AMOUNT              SHARES            AMOUNT
                          --------------      --------------      --------------    --------------
Shares sold                    1,698,507      $    6,269,321           1,964,395    $    7,817,204
Reinvested dividends                  --                  --                  --                --
Shares redeemed               (2,002,653)         (6,759,199)         (2,589,035)       (9,536,866)
                          --------------      --------------      --------------    --------------
Net increase (decrease)         (304,146)     $     (489,878)           (624,640)   $   (1,719,662)
                          ==============      ==============      ==============    ==============

                                                           CLASS Z
                          ------------------------------------------------------------------------
                                  FOR THE YEAR ENDED                     FOR THE YEAR ENDED
                                   OCTOBER 31, 2003                       OCTOBER 31, 2002
                          ----------------------------------      --------------------------------
                              SHARES              AMOUNT              SHARES            AMOUNT
                          --------------      --------------      --------------    --------------
Shares sold                      222,161      $      645,297             363,346    $    1,376,592
Reinvested dividends                  --                  --                  --                --
Shares redeemed                 (415,983)         (1,201,374)           (329,153)       (1,208,100)
                          --------------      --------------      --------------    --------------
Net increase (decrease)         (193,822)     $     (556,077)             34,193    $      168,492
                          ==============      ==============      ==============    ==============

** Includes automatic conversion of 11,437 shares of Class B shares in the amount of $143,793 to 11,317 shares of Class A shares in the amount of $143,793
# Includes automatic conversion of 18,288 shares of Class B shares in the amount of $59,953 to 17,999 shares of Class A shares in the amount of $59,953

NOTE 10. DIRECTORS' RETIREMENT PLAN

The Directors of the SunAmerica Style Select Series, Inc. have adopted the AIG SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993 for the unaffiliated Directors. The Retirement Plan provides generally that if an unaffiliated Director who has at least 10 years of consecutive service as a disinterested Director of any of the AIG SunAmerica mutual funds (an "Eligible Director"), retires after reaching age 60 but before age 70, or who has at least 5 years of consecutive service after reaching age 65 but before 70, or dies while a Director, such person will be eligible to receive a retirement or death benefit from each AIG SunAmerica mutual fund with respect to which he or she is an Eligible Director. As of each birthday, prior to the 70th birthday, but in no event for a period greater than 10 years, each Eligible Director will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Director of each AIG SunAmerica mutual fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.50% of any amounts credited under the preceding clause during prior years, is added to each Eligible Director's account until such Eligible Director reaches his or her 70th birthday. An eligible Director may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to fifteen annual installments. Any undistributed amounts shall continue to accrue interest at 8.50%. As of October 31, 2003, Focused Equity Strategy Portfolio, Focused Multi-Asset Strategy Portfolio, Focused Balanced Strategy Portfolio, Focused Fixed Income and Equity Strategy Portfolio, Focused Fixed Income Strategy Portfolio, Focused Large-Cap Growth Portfolio, Focused Multi-Cap Growth Portfolio, Focused 2000 Growth Portfolio, Focused Large-Cap Value Portfolio, Focused Multi-Cap Value Portfolio, Focused 2000 Value Portfolio, Focused Growth and Income Portfolio, Focused International Equity Portfolio, and Focused Technology Portfolio had accrued $178, $349, $159, $92, $40, $122,165, $47,338,
$2,551, $9,959, $32,487, $11,546, $18,403, $1,677, and $6,952, respectively, for the Retirement Plan, which is included in other accrued expenses on the Statement of Assets and Liabilities, and as of October 31, 2003 expensed $178, $349, $159, $92, $40, $41,389, $8,359, $2,151, $3,692, $18,849, $5,418, $8,140,
$1,159, and $1,917, respectively, for the Retirement Plan, which is included in Director's fees and expenses on the Statement of Operations.

NOTE 11. COMMITMENTS AND CONTINGENCIES

The AIG SunAmerica Family of Mutual Funds has established a $75 million committed and $50 million uncommitted lines of credit with State Street Bank & Trust Co., the Portfolios' custodian. Interest is currently payable at the Federal Funds Rate plus 50 basis points on the committed line and State Street's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum for the daily unused portion of the committed line of credit which is included in interest expense on the Statement of Operations. Borrowings under the line of credit will commence when the respective Portfolio's cash shortfall exceeds $100,000. During the year ended October 31, 2003 the following Portfolios had borrowings:

                                                          DAYS       INTEREST   AVERAGE DEBT   WEIGHTED AVERAGE
                                                       OUTSTANDING    CHARGES     UTILIZED         INTEREST
                                                       -----------   --------   ------------   ----------------
Focused Large-Cap Growth Portfolio                          18       $    698    $ 770,958           1.80%
Focused Multi-Cap Growth Portfolio                           2             47      480,139           1.75
Focused 2000 Growth Portfolio                               16             75       95,134           1.79
Focused Multi-Cap Value Portfolio                           53          1,455      550,711           1.79
Focused 2000 Value Portfolio                                 8            105      314,540           1.52
Focused Growth and Income Portfolio                          5            176      674,692           1.89
Focused International Equity Portfolio                      26            239      175,149           1.86
Focused Technology Portfolio                                49            499      214,298           1.72

At October 31, 2003, there were no borrowings outstanding.

Pursuant to exemptive relief granted by the Securities and Exchange Commission, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SunAmerica or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and loan money to each other for the temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the year ended October 31, 2003, none of the Portfolios participated in the program.

NOTE 12. INVESTMENT CONCENTRATION

All Portfolios may invest internationally, including in "emerging market" countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investment, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities. These risks are primarily risks of the Focused International Equity Portfolio. At October 31, 2003, the Focused International Equity Portfolio had approximately 27.9% and 20.9% of its net assets invested in equity securities of companies domiciled in United Kingdom and Japan, respectively.

NOTE 13. OTHER INFORMATION

On October 30, 2003, the Board of Directors approved the reorganizations of the SunAmerica Strategic Investment Series, Inc. Aggressive Growth LifeStage Fund into the Focused Equity Strategy Portfolio and the SunAmerica Strategic Investment Series, Inc. Moderate Growth LifeStage Fund and Conservative Growth LifeStage Fund into the Focused Balanced Strategy Portfolio. In addition, the Board of Directors approved the reorganization of the SunAmerica Equity Funds Focused Dividend Strategy Portfolio into the newly created Focused Dividend Strategy Portfolio in SunAmerica Style Select Series, Inc.

REPORT OF INDEPENDENT AUDITORS

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF SUNAMERICA STYLE SELECT SERIES,
INC.

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of SunAmerica Focused Equity Strategy Portfolio, SunAmerica Focused Multi-Asset Strategy Portfolio, SunAmerica Focused Balanced Strategy Portfolio, SunAmerica Focused Fixed Income and Equity Strategy Portfolio, SunAmerica Focused Fixed Income Strategy Portfolio, SunAmerica Focused Large-Cap Growth Portfolio, SunAmerica Focused Multi-Cap Growth Portfolio, SunAmerica Focused 2000 Growth Portfolio, SunAmerica Focused Large-Cap Value Portfolio, SunAmerica Focused Multi-Cap Value Portfolio, SunAmerica Focused 2000 Value Portfolio, SunAmerica Focused Growth and Income Portfolio, SunAmerica Focused International Equity Portfolio and SunAmerica Focused Technology Portfolio (fourteen of the portfolios constituting SunAmerica Style Select Series, Inc., hereafter referred to as the "Fund") at October 31, 2003, the results of each of their operations for the period then ended and the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP


New York, New York
December 17, 2003

SunAmerica Focused Portfolios

DIRECTOR INFORMATION -- (UNAUDITED)

The following table contains basic information regarding the Directors that oversee operations of the Funds and other investment companies within the Fund Complex.

                                                                                  NUMBER OF
                                     TERM OF                                    PORTFOLIOS IN
                         POSITION   OFFICE AND                                      FUND                  OTHER
NAME,                   HELD WITH   LENGTH OF                                      COMPLEX            DIRECTORSHIPS
ADDRESS AND             SUNAMERICA     TIME        PRINCIPAL OCCUPATION(S)       OVERSEEN BY             HELD BY
DATE OF BIRTH*             FUND     SERVED(4)        DURING PAST 5 YEARS         DIRECTOR(1)           DIRECTOR(2)
--------------          ----------  ----------  -----------------------------   -------------  ---------------------------
S. James Coppersmith    Director    1996-       Retired.                             46        Director of BJ's Wholesale
DOB: February 21, 1933              present                                                    Club, Inc.; Member of
                                                                                               Board of Trustees of the
                                                                                               Boston Stock Exchange.

Judith L. Craven        Director    2001-       Retired Administrator.               75        Director, A.G. Belo
DOB: October 6, 1945                present                                                    Corporation (1992 to
                                                                                               present); Director, Sysco
                                                                                               Corporation (1996 to
                                                                                               present); Director, Luby's,
                                                                                               Inc. (1998 to present);

William F. Devin        Director    2001-       Retired.                             75        Member of the Board of
DOB: December 30, 1938              present                                                    Governors, Boston Stock
                                                                                               Exchange (1985-Present);
                                                                                               formerly, Director, Cypress
                                                                                               Tree Senior Floating Rate
                                                                                               Fund, Inc. (October
                                                                                               1997-May 2001).

Samuel M. Eisenstat     Chairman    1996-       Attorney, solo practitioner.         47        Director of North European
DOB: March 7, 1940      of the      present                                                    Oil Royalty Trust.
                        Board

Stephen J. Gutman       Director    1996-       President and Director, Beau         47        None
DOB: May 10, 1943                   present     Brummel-Soho LLC (menswear
                                                specialty retailing and other
                                                activities) (June 1988 to
                                                present)

Peter A. Harbeck (3)    Director    1996-       President, CEO and Director,         84        None
DOB: January 23, 1954               present     AIG SunAmerica Asset
                                                Management Corp. ("SAAMCo.")
                                                (August 1995 to present);
                                                Director, AIG SunAmerica
                                                Capital Services, Inc.
                                                ("SACS") (August 1993 to
                                                present)

                                                                                  NUMBER OF
                                     TERM OF                                    PORTFOLIOS IN
                         POSITION   OFFICE AND                                      FUND                  OTHER
NAME,                   HELD WITH   LENGTH OF                                      COMPLEX            DIRECTORSHIPS
ADDRESS AND             SUNAMERICA     TIME        PRINCIPAL OCCUPATION(S)       OVERSEEN BY             HELD BY
DATE OF BIRTH*             FUND     SERVED(4)        DURING PAST 5 YEARS         DIRECTOR(1)           DIRECTOR(2)
--------------          ----------  ----------  -----------------------------   -------------  ---------------------------
Sebastiano Sterpa       Director    1996-       Founder and Chairman of the          37        Director, Real Estate
DOB: July 18, 1929                  present     Board of the Sterpa Group                      Business Service and
                                                (real estate investment and                    Countrywide Financial.
                                                management) (1962 to
                                                present); Director/Trustee of
                                                SAMF.

----------
* The business address for each Director is the Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992.

(1) The "Fund Complex" consists of all registered investment company portfolios for which the Business Manager serves as investment advisor or business manager. The "Fund Complex" includes the SunAmerica Equity Funds (7 funds), SunAmerica Income Funds (6 funds), SunAmerica Money Market Funds (2 funds), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Strategic Investment Series, Inc. (7 funds), SunAmerica Style Select Series, Inc. (15 portfolios,) Anchor Pathway Fund (7 funds), Anchor Series Trust (9 portfolios), Seasons Series Trust (19 portfolios), SunAmerica Series Trust (32 portfolios), VALIC Company I (22 portfolios), and VALIC Company II (15 funds).

(2) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (I.e. "public companies") or other investment companies registered under the Investment Company Act of 1940.

(3) Interested Trustee, as defined within the Investment Company Act of 1940.

(4) Directors serve until their successors are duly elected and qualified, subject to the Director's retirement plan discussed in Note 10 of the financial statements.

Additional information concerning the Directors is contained in the Statement of Additional Information and is available without charge by calling
(800) 858-8850.

SHAREHOLDER TAX INFORMATION -- (UNAUDITED)

Certain tax information regarding the Style Select Series, Inc. is required to be provided to shareholders based upon each Portfolio's income and distributions for the taxable year ended October 31, 2003. The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2003. The information necessary to complete your income tax returns will be included with your Form 1099-DIV which will be sent to you under a separate cover in January 2004.

                                                                   NET LONG-TERM
PORTFOLIO                                                          CAPITAL GAINS
---------                                                          -------------
Focused Equity Strategy                                            $          --
Focused Multi-Asset Strategy                                                  --
Focused Balanced Strategy                                                     --
Focused Fixed Income and Equity Strategy                                      --
Focused Fixed Income Strategy                                                 --
Focused Large-Cap Growth                                                      --
Focused Multi-Cap Growth                                                      --
Focused 2000 Growth                                                           --
Focused Large-Cap Value                                                       --
Focused Multi-Cap Value                                                       --
Focused 2000 Value                                                     5,783,243
Focused Growth and Income                                                     --
Focused International Equity                                                  --
Focused Technology                                                            --

For the year ended October 31, 2003, 100.00% and 81.01% of the dividends paid from ordinary income by the Focused Fixed Income and Equity Strategy Portfolio and the Focused 2000 Value Portfolio, repectively, qualified for the 70% dividends received deductions for corporations.

For the year ended October 31, 2003, certain dividends paid by Focused Balanced Strategy Portfolio, Focused Fixed Income and Equity Portfolio, and Focused Fixed Income Portfolio may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, the following represents the maximum amount that may be considered qualified dividend income:

PORTFOLIO                                                             AMOUNT
---------                                                          -------------
Focused Balanced Strategy                                          $       7,931
Focused Fixed Income and Equity Strategy                                 229,125
Focused Fixed Income Strategy                                            332,968

FOCUSED MULTI-MANAGED MUTUAL FUNDS


FOCUSED LARGE-CAP VALUE

[DVM DREMAN VALUE MANAGEMENT, L.L.C. LOGO]

[OAKMARK FAMILY OF FUNDS LOGO]

[WELLINGTON MANAGEMENT(R) LOGO]


FOCUSED MULTI-CAP VALUE

[THIRD AVENUE FUNDS LOGO]

[AMERICAN CENTURY(R) LOGO]

[JP MORGAN FLEMING ASSET MANAGEMENT LOGO]


FOCUSED 2000 VALUE

[JANUS LOGO]

[GRAPHIC](1)

[BP BOSTON PARTNERS ASSET MANAGEMENT, L.P. LOGO]


FOCUSED GROWTH AND INCOME

[MARSICO CAPITAL MANAGEMENT, LLC LOGO]

[OAKMARK FAMILY OF FUNDS LOGO]

[THORNBURG INVESTMENT MANAGEMENT LOGO]


FOCUSED LARGE-CAP GROWTH

[ALGER LOGO]

[MARSICO CAPITAL MANAGEMENT, LLC LOGO]

[SALOMON BROTHERS ASSET MANAGEMENT LOGO]


FOCUSED MULTI-CAP GROWTH

[JANUS LOGO]

[CREDIT SUISSE ASSET MANAGEMENT LOGO]

[AIG SUNAMERICA ASSET MANAGEMENT LOGO]


FOCUSED 2000 GROWTH

[BARON FUNDS LOGO]

[OBERWEIS ASSET MANAGEMENT, INC. LOGO]

DEUTSCHE ASSET MANAGEMENT

[A MEMBER OF THE DEUTSCHE BANK GROUP LOGO]


FOCUSED DIVIDEND STRATEGY*

[AIG SUNAMERICA ASSET MANAGEMENT LOGO]


FOCUSED INTERNATIONAL EQUITY

[THE BOSTON COMPANY ASSET MANAGEMENT, LLC LOGO](2)

[MFS INVESTMENT MANAGEMENT(R) LOGO]

[OAKMARK FAMILY OF FUNDS LOGO]


FOCUSED TECHNOLOGY

[DRESDNER RCM GLOBAL FUNDS LOGO]

[AIG SUNAMERICA ASSET MANAGEMENT LOGO]

[BARON FUNDS LOGO](3)

AIG SUNAMERICA CAPITAL SERVICES, INC.
HARBORSIDE FINANCIAL CENTER
3200 PLAZA 5
JERSEY CITY, NJ 07311-4992
800-858-8850

www.sunamericafunds.com
* SunAmerica Focused Dividend Strategy Portfolio is not included in this report due to the fact that it is part of the SunAmerica Equity Funds.
(1) Effective July 1, 2003, Hotchkis & Wiley replaced Third Avenue Funds as one of the Advisors for the Focused 2000 Value Portfolio.
(2) Effective July 1, 2003, Standish Mellon Asset Management officially became The Boston Company.
(3) Effective June 19, 2003, Baron Funds became one of the Advisors of the Focused Technology Portfolio.

This report is submitted solely for the general information of shareholders of the fund. Distribution of this report to persons other than shareholders of the fund is authorized only in connection with a currently effective prospectus, setting forth details of the Fund, which must precede or accompany this report.

[AIG SUNAMERICA MUTUAL FUNDS LOGO]

FOANN-10/03

OCTOBER 31, 2003

ANNUAL REPORT

SUNAMERICA STYLE SELECT SERIES, INC.

SUNAMERICA VALUE FUND (SSVAX)


[AIG SUNAMERICA MUTUAL FUNDS LOGO]

TABLE OF CONTENTS

STATEMENT OF ASSETS AND LIABILITIES                             1

STATEMENT OF OPERATIONS                                         3

STATEMENT OF CHANGES IN NET ASSETS                              4

FINANCIAL HIGHLIGHTS                                            5

PORTFOLIO OF INVESTMENTS                                        6

NOTES TO FINANCIAL STATEMENTS                                  10

REPORT OF INDEPENDENT AUDITORS                                 22

DIRECTOR INFORMATION                                           23

SHAREHOLDER TAX INFORMATION                                    25

                      [This Page Intentionally Left Blank]

SUNAMERICA VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES -- OCTOBER 31, 2003

ASSETS:
Investment securities, at value*                                              $   173,487,150
Repurchase agreements (cost equals market)                                          1,661,000
Cash                                                                                      710
Foreign currency*                                                                          27
Receivables for--
 Fund shares sold                                                                     427,753
 Dividends and accrued interest                                                       441,390
 Sale of investments                                                                5,768,561
Prepaid expenses and other assets                                                       5,683
Due from advisor                                                                       23,568
Unrealized appreciation on forward foreign currency contracts                           2,084
                                                                              ---------------
                                                                                  181,817,926
                                                                              ---------------
LIABILITIES:
Payables for--
 Fund shares redeemed                                                                 312,018
 Purchases of investments                                                           2,028,483
 Investment advisory and management fees                                              161,858
 Distribution and service maintenance fees                                            110,289
Other accrued expenses                                                                200,134
                                                                              ---------------
                                                                                    2,812,782
                                                                              ---------------
      Net assets                                                              $   179,005,144
                                                                              ===============
 *Cost
 Investment securities                                                        $   162,755,300
                                                                              ===============
 Foreign currency                                                             $            27
                                                                              ===============

See Notes to Financial Statements

COMPOSITION OF NET ASSETS:
Common Stock, $.0001 par value (2 billion shares authorized)                  $         1,122
Paid-in capital                                                                   164,407,459
                                                                              ---------------
                                                                                  164,408,581
Accumulated undistributed net investment income (loss)                              2,426,803
Accumulated undistributed net realized gain (loss) on investments,
 futures contracts, options contracts, and foreign exchange transactions            1,435,826
Unrealized appreciation (depreciation) on investments                              10,731,850
Unrealized foreign exchange gain (loss) on other assets and liabilities                 2,084
                                                                              ---------------
                                                                              $   179,005,144
                                                                              ===============

CLASS A:
Net assets                                                                    $    60,700,970
Shares outstanding                                                                  3,717,885
Net asset value and redemption price per share (excluding any applicable
 contingent deferred sales charge)                                            $         16.33
Maximum sales charge (5.75% of offering price)                                           1.00
                                                                              ---------------
Maximum offering price to public                                              $         17.33
                                                                              ===============

CLASS B:
Net assets                                                                    $    83,935,295
Shares outstanding                                                                  5,349,570
Net asset value, offering and redemption price per share (excluding any
 applicable contingent deferred sales charge)                                 $         15.69
                                                                              ===============

CLASS II:
Net assets                                                                    $    23,207,618
Shares outstanding                                                                  1,478,858
Net asset value and redemption price per share (excluding any applicable
 contingent deferred sales charge)                                            $         15.69
Maximum sales charge (1.00% of offering price)                                           0.16
                                                                              ---------------
Maximum offering price to public                                              $         15.85
                                                                              ===============

CLASS I:
Net assets                                                                    $     6,629,218
Shares outstanding                                                                    405,933
Net asset value, offering and redemption price per share                      $         16.33
                                                                              ===============

CLASS Z:
Net assets                                                                    $     4,532,043
Shares outstanding                                                                    270,513
Net asset value, offering and redemption price per share                      $         16.75
                                                                              ===============

See Notes to Financial Statements

SUNAMERICA VALUE FUND
STATEMENT OF OPERATIONS -- FOR THE YEAR ENDED OCTOBER 31, 2003

INVESTMENT INCOME:
Income:
  Interest                                                                    $       902,965
  Dividends                                                                         5,207,118
                                                                              ---------------
    Total income*                                                                   6,110,083
                                                                              ---------------
Expenses:
  Investment advisory and management fees                                           1,665,726
  Distribution and service maintenance fees
    Class A                                                                           194,543
    Class B                                                                           801,861
    Class II                                                                          206,360
    Class Z                                                                                --
  Service fees Class I                                                                 13,837
  Transfer agent fees and expenses
    Class A                                                                           151,672
    Class B                                                                           219,310
    Class II                                                                           56,264
    Class I                                                                             8,045
    Class Z                                                                            19,137
  Registration fees
    Class A                                                                            15,541
    Class B                                                                             7,831
    Class II                                                                           11,590
    Class I                                                                             9,313
    Class Z                                                                             6,733
  Custodian fees                                                                       65,631
  Audit and tax fees                                                                   33,169
  Reports to investors                                                                 63,130
  Legal fees                                                                            7,808
  Directors' fees and expenses                                                         14,497
  Interest expense                                                                        224
  Insurance expense                                                                     3,217
  Other expenses                                                                        4,692
                                                                              ---------------
    Total expenses before reimbursements, custody credits, and fees
      paid indirectly                                                               3,580,131
    Expenses waived/reimbursed by investment advisor                                  (34,264)
    Custody credits earned on cash balances                                              (745)
    Fees paid indirectly (Note 8)                                                     (11,394)
                                                                              ---------------
    Net expenses                                                                    3,533,728
                                                                              ---------------
Net investment income (loss)                                                        2,576,355
                                                                              ---------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments                                             5,327,763
Net realized foreign exchange gain (loss) on other assets and liabilities             (12,227)
Net realized gain (loss) on futures contracts and options contracts                   114,854
Change in unrealized gain (loss) on investments                                    16,976,963
Change in unrealized foreign exchange gain (loss) on other assets
  and liabilities                                                                       2,901
Change in unrealized appreciation (depreciation) on futures contracts
  and option contracts                                                               (105,897)
                                                                              ---------------
Net realized and unrealized gain (loss) on investments, futures contracts, options contracts, foreign currencies and other assets
  and liabilities                                                                  22,304,357
                                                                              ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS               $    24,880,712
                                                                              ===============
*Net of foreign withholding taxes on interest and dividends of                $        53,560
                                                                              ===============

See Notes to Financial Statements

SUNAMERICA VALUE FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                                                  FOR THE            FOR THE
                                                                                YEAR ENDED         YEAR ENDED
                                                                                OCTOBER 31,        OCTOBER 31,
                                                                                   2003               2002
                                                                              ----------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income (loss)                                                $     2,576,355    $     1,236,209
  Net realized gain (loss) on investments                                           5,327,763          6,868,788
  Net realized foreign exchange gain (loss) on other assets and
    liabilities                                                                       (12,227)           (63,935)
  Net realized gain (loss) on futures contracts and options contracts                 114,854         (4,041,588)
  Change in unrealized appreciation (depreciation) on investments                  16,976,963         (2,907,196)
  Change in unrealized foreign exchange gain (loss) on other assets and
    liabilities                                                                         2,901             (1,525)
  Change in unrealized appreciation (depreciation) on futures contracts
    and options contracts                                                            (105,897)            80,407
                                                                              ---------------    ---------------
Net increase (decrease) in net assets resulting from operations                    24,880,712          1,171,160
                                                                              ---------------    ---------------
DIVIDENDS AND DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
  Net investment income (Class A)                                                    (640,709)          (311,360)
  Net investment income (Class B)                                                    (441,621)           (41,812)
  Net investment income (Class II)                                                   (107,249)           (10,614)
  Net investment income (Class I)                                                     (64,209)           (26,434)
  Net investment income (Class Z)                                                      (6,189)            (5,148)
  Net realized gain on investments (Class A)                                       (1,668,760)        (2,285,016)
  Net realized gain on investments (Class B)                                       (2,600,325)        (3,767,153)
  Net realized gain on investments (Class II)                                        (631,495)          (956,324)
  Net realized gain on investments (Class I)                                         (153,195)          (189,587)
  Net realized gain on investments (Class Z)                                          (11,260)           (19,843)
                                                                              ---------------    ---------------
  Total dividends and distributions to shareholders                                (6,325,012)        (7,613,291)
                                                                              ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
  TRANSACTIONS (NOTE 9)                                                             7,300,864         12,481,749
                                                                              ---------------    ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                            25,856,564          6,039,618
NET ASSETS:
Beginning of period                                                               153,148,580        147,108,962
                                                                              ---------------    ---------------
End of period*                                                                $   179,005,144    $   153,148,580
                                                                              ===============    ===============
*Includes accumulated undistributed net investment income (loss)              $     2,426,803    $     1,130,239
                                                                              ===============    ===============

See Notes to Financial Statements

SUNAMERICA VALUE FUND
FINANCIAL HIGHLIGHTS

                                                    NET                           DIVIDENDS
                                     NET         GAIN (LOSS)        TOTAL           FROM           DISTRI-
                    NET ASSET      INVEST-       ON INVEST-         FROM             NET           BUTIONS
                      VALUE,        MENT        MENTS (BOTH        INVEST-         INVEST-          FROM            TOTAL
    PERIOD          BEGINNING      INCOME       REALIZED AND        MENT            MENT           CAPITAL         DISTRI-
    ENDED           OF PERIOD     (LOSS)(1)      UNREALIZED)      OPERATIONS       INCOME           GAINS          BUTIONS
---------------   ------------   ------------   ------------    ------------    ------------    ------------    ------------
                                                                                                   CLASS A
10/31/99          $      14.99   $       0.07   $       1.76    $       1.83    $         --    $         --    $         --
10/31/00                 16.82           0.04           1.68            1.72              --           (0.77)          (0.77)
10/31/01                 17.77           0.11          (0.83)          (0.72)             --           (1.95)          (1.95)
10/31/02                 15.10           0.18           0.07            0.25           (0.09)          (0.63)          (0.72)
10/31/03                 14.63           0.29           2.05            2.34           (0.18)          (0.46)          (0.64)

                                                                                                   CLASS B
10/31/99          $      14.81   $      (0.03)  $       1.73    $       1.70    $         --    $         --    $         --
10/31/00                 16.51           0.06           1.51            1.57              --           (0.77)          (0.77)
10/31/01                 17.31             --          (0.80)          (0.80)             --           (1.95)          (1.95)
10/31/02                 14.56           0.07           0.07            0.14           (0.01)          (0.63)          (0.64)
10/31/03                 14.06           0.19           1.98            2.17           (0.08)          (0.46)          (0.54)

                                                                                                   CLASS II
10/31/99          $      14.81   $      (0.03)  $       1.73    $       1.70    $         --    $         --    $         --
10/31/00                 16.51           0.07           1.49            1.56              --           (0.77)          (0.77)
10/31/01                 17.30             --          (0.79)          (0.79)             --           (1.95)          (1.95)
10/31/02                 14.56           0.07           0.07            0.14           (0.01)          (0.63)          (0.64)
10/31/03                 14.06           0.18           1.99            2.17           (0.08)          (0.46)          (0.54)

                                                                                                   CLASS I
11/16/01-
 10/31/02(6)      $      15.93   $       0.19   $      (0.77)   $      (0.58)   $      (0.09)   $      (0.63)   $      (0.72)
10/31/03                 14.63           0.30           2.05            2.35           (0.19)          (0.46)          (0.65)

                                                                                                   CLASS Z
10/31/99          $      15.04   $       0.17   $       1.76    $       1.93    $         --    $         --    $         --
10/31/00                 16.97           0.13           1.69            1.82              --           (0.77)          (0.77)
10/31/01                 18.02           0.21          (0.85)          (0.64)             --           (1.95)          (1.95)
10/31/02                 15.43           0.27           0.06            0.33           (0.16)          (0.63)          (0.79)
10/31/03                 14.97           0.36           2.13            2.49           (0.25)          (0.46)          (0.71)

                                                                                               RATIO OF NET
                      NET                                                                       INVESTMENT
                     ASSET                              NET                RATIO OF            INCOME (LOSS)
                     VALUE,                           ASSETS               EXPENSES                 TO
    PERIOD           END OF          TOTAL            END OF              TO AVERAGE              AVERAGE          PORTFOLIO
    ENDED            PERIOD         RETURN(2)         PERIOD               NET ASSETS           NET ASSETS         TURNOVER
---------------   ------------      ---------      ------------           -----------          -------------       ---------

10/31/99          $      16.82           12.21%    $     58,581             1.77%(4)(5)           0.43%(4)(5)            118%
10/31/00                 17.77           10.73           52,062             1.78(4)(5)            0.25(4)(5)              95
10/31/01                 15.10           (4.42)          51,150             1.78(4)(5)            0.68(4)(5)             146
10/31/02                 14.63            1.44           50,975             1.78(4)               1.15(4)                188
10/31/03                 16.33           16.59           60,701             1.78(4)(7)            1.94(4)(7)             138


10/31/99          $      16.51           11.48%    $     95,112             2.40%(4)(5)          (0.19)%(4)(5)           118%
10/31/00                 17.31           10.00           79,261             2.43(4)(5)            0.39(4)(5)              95
10/31/01                 14.56           (5.06)          77,667             2.43(4)(5)            0.03(4)(5)             146
10/31/02                 14.06            0.74           78,584             2.43(4)               0.49(4)                188
10/31/03                 15.69           15.94           83,935             2.41(4)(7)            1.32(4)(7)             138


10/31/99          $      16.51           11.48%    $     12,976             2.42%(4)(5)          (0.21)%(4)(5)           118%
10/31/00                 17.30            9.93           14,652             2.43(4)(5)            0.40(4)(5)              95
10/31/01                 14.56           (5.01)          17,805             2.43(4)(5)            0.02(4)(5)             146
10/31/02                 14.06            0.74           18,504             2.43(4)               0.49(4)                188
10/31/03                 15.69           15.94           23,208             2.43(4)(7)            1.28(4)(7)             138


11/16/01-
 10/31/02(6)      $      14.63           (3.83)    $      4,726             1.68%(3)(4)           1.26%(3)(4)            188%
10/31/03                 16.33           16.72            6,629             1.68(4)(7)            2.02(4)(7)             138


10/31/99          $      16.97           12.83%    $         74             1.21%(4)(5)           0.98%(4)(5)            118%
10/31/00                 18.02           11.25              353             1.21(4)(5)            0.72(4)(5)              95
10/31/01                 15.43           (3.86)             487             1.21(4)(5)            1.26(4)(5)             146
10/31/02                 14.97            1.98              360             1.21(4)               1.69(4)                188
10/31/03                 16.75           17.36            4,532             1.21(4)(7)            2.33(4)(7)             138

(1)  Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect sales load. It does include expense reimbursements and expense reductions.
(3)  Annualized
(4) Net of the following expense reimbursements (recoupments) (based on average net assets):

                                           10/31/99    10/31/00    10/31/01    10/31/02    10/31/03
                                           --------    --------    --------    --------    --------
     SunAmerica Value A                        0.04%       0.09%         --%       0.01%      (0.01)%
     SunAmerica Value B                        0.02        0.07          --       (0.02)      (0.01)
     SunAmerica Value II                       0.13        0.11        0.05        0.03        0.02
     SunAmerica Value I                          --          --          --        0.19(3)       --
     SunAmerica Value Z                       23.27       10.14        6.55        5.52        1.00

(5) The ratio reflects an expense cap which is net of custody credits of less than 0.01% or waiver/reimbursements is applicable.
(6)  Inception of class.
(7) Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower by (See Note 8):

                                           10/31/03
                                           --------
     SunAmerica Value A                        0.01%
     SunAmerica Value B                        0.01
     SunAmerica Value II                       0.01
     SunAmerica Value I                        0.01
     SunAmerica Value Z                          --

See Notes to Financial Statements

SUNAMERICA VALUE FUND
PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2003

                                                                                        VALUE
                      SECURITY DESCRIPTION                            SHARES           (NOTE 3)
--------------------------------------------------------------------------------------------------
COMMON STOCK -- 70.4%
AEROSPACE & MILITARY TECHNOLOGY -- 1.1%
  Rockwell Collins, Inc.                                                  69,400   $     1,905,030
                                                                                   ---------------

APPAREL & TEXTILES -- 0.3%
  V. F. Corp                                                              10,700           454,215
                                                                                   ---------------

AUTOMOTIVE -- 0.6%
  Cooper Tire & Rubber Co.                                                19,900           391,234
  Genuine Parts Co.                                                       20,500           652,310
                                                                                   ---------------
                                                                                         1,043,544
                                                                                   ---------------

BANKS -- 7.3%
  Bank of America Corp.                                                   51,200         3,877,376
  Commerce Bancshares, Inc.                                               61,821         2,959,989
  Mercantile Bankshares Corp.                                             40,000         1,694,800
  UMB Financial Corp.                                                     43,230         2,162,365
  Washington Federal, Inc.                                                57,844         1,523,611
  Whitney Holding Corp.                                                   24,400           926,468
                                                                                   ---------------
                                                                                        13,144,609
                                                                                   ---------------

BUSINESS SERVICES -- 0.6%
  ServiceMaster Co.                                                       37,900           434,713
  Waste Management, Inc.                                                  21,900           567,648
                                                                                   ---------------
                                                                                         1,002,361
                                                                                   ---------------

CHEMICALS -- 2.8%
  Air Products & Chemicals, Inc.                                          26,800         1,216,988
  Albemarle Corp.                                                         24,100           646,362
  du Pont (E.I.) de Nemours & Co.                                         65,800         2,658,320
  Rohm & Haas Co.                                                         12,777           502,136
                                                                                   ---------------
                                                                                         5,023,806
                                                                                   ---------------

COMPUTERS & BUSINESS EQUIPMENT -- 0.3%
  Pitney Bowes, Inc.                                                      14,600           600,060
                                                                                   ---------------

COMPUTER SOFTWARE -- 0.2%
  Autodesk, Inc.                                                          16,369           315,103
                                                                                   ---------------

DRUGS -- 4.0%
  Bristol-Myers Squibb Co.                                               106,300         2,696,831
  Merck & Co., Inc.                                                       76,800         3,398,400
  Schering-Plough Corp.                                                   67,900   $     1,036,833
                                                                                   ---------------
                                                                                         7,132,064
                                                                                   ---------------

ELECTRIC UTILITIES -- 1.4%
  Ameren Corp.                                                            25,900         1,156,435
  IDACORP, Inc.                                                           48,400         1,314,060
                                                                                   ---------------
                                                                                         2,470,495
                                                                                   ---------------

ELECTRICAL EQUIPMENT -- 1.7%
  Hubbell, Inc., Class B                                                  69,327         2,969,969
                                                                                   ---------------

ELECTRONICS -- 2.6%
  Emerson Electric Co.                                                    83,300         4,727,275
                                                                                   ---------------

ENERGY SERVICES -- 1.2%
  Baker Hughes, Inc.                                                      16,600           469,116
  Diamond Offshore Drilling, Inc.                                         89,100         1,643,895
                                                                                   ---------------
                                                                                         2,113,011
                                                                                   ---------------

ENERGY SOURCES -- 8.6%
  BP, PLC                                                                 90,700         3,843,866
  Exxon Mobil Corp.                                                      221,700         8,109,786
  Royal Dutch Petroleum Co.                                               76,842         3,410,248
                                                                                   ---------------
                                                                                        15,363,900
                                                                                   ---------------

FINANCIAL SERVICES -- 1.2%
  A.G. Edwards, Inc.                                                      15,100           611,550
  Freddie Mac                                                             26,900         1,509,897
                                                                                   ---------------
                                                                                         2,121,447
                                                                                   ---------------

FOOD, BEVERAGE & TOBACCO -- 6.5%
  Archer-Daniels-Midland Co.                                             125,700         1,803,795
  Campbell Soup Co.                                                       23,700           614,304
  ConAgra, Inc.                                                           40,800           972,672
  H.J. Heinz Co.                                                          64,100         2,264,653
  Kellogg Co.                                                             81,400         2,696,782
  Kraft Foods, Inc., Class A                                              22,500           654,750
  Unilever NV                                                             26,800         1,571,820
  UST, Inc.                                                               30,583         1,040,434
                                                                                   ---------------
                                                                                        11,619,210
                                                                                   ---------------

                                                                                        VALUE
                      SECURITY DESCRIPTION                            SHARES           (NOTE 3)
--------------------------------------------------------------------------------------------------
COMMON STOCK -- (CONTINUED)
FOREST PRODUCTS -- 4.0%
  Bemis Co., Inc.                                                         20,600   $       952,544
  MeadWestvaco Corp.                                                      13,100           339,552
  Rayonier, Inc.                                                          88,850         3,736,143
  Sonoco Products Co.                                                     99,600         2,118,492
                                                                                   ---------------
                                                                                         7,146,731
                                                                                   ---------------

GAS & PIPELINE UTILITIES -- 5.0%
  AGL Resources, Inc.                                                     59,247         1,667,803
  Cascade Natural Gas Corp.                                               33,113           645,704
  Piedmont Natural Gas Co., Inc.                                          66,548         2,643,952
  WGL Holdings, Inc.                                                     146,900         4,061,785
                                                                                   ---------------
                                                                                         9,019,244
                                                                                   ---------------

HOUSEHOLD PRODUCTS -- 3.4%
  Kimberly-Clark Corp.                                                   116,400         6,147,084
                                                                                   ---------------

HOUSING & HOUSEHOLD DURABLES -- 1.4%
  Hunter Douglas NV                                                       11,395           426,011
  Stanley Works                                                           63,900         2,130,426
                                                                                   ---------------
                                                                                         2,556,437
                                                                                   ---------------

INSURANCE -- 5.3%
  Allstate Corp.                                                          93,200         3,681,400
  CNA Surety Corp.+                                                       88,100           961,171
  Erie Indemnity Co., Class A                                              1,696            67,806
  Hartford Financial Services Group, Inc.                                  7,600           417,240
  Jefferson-Pilot Corp.                                                   39,600         1,890,504
  Kansas City Life Insurance Co.                                           6,010           282,230
  Marsh & McLennan Cos., Inc.                                             50,200         2,146,050
                                                                                   ---------------
                                                                                         9,446,401
                                                                                   ---------------

MACHINERY -- 2.8%
  Nordson Corp.                                                          113,025         3,131,923
  Snap-On Tools, Inc.                                                     64,400         1,889,496
                                                                                   ---------------
                                                                                         5,021,419
                                                                                   ---------------

MEDICAL PRODUCTS -- 1.2%
  Abbott Laboratories                                                     52,100         2,220,502
                                                                                   ---------------

METALS & MINERALS -- 0.7%
  Vulcan Materials Co.                                                    28,979   $     1,284,059
                                                                                   ---------------

MULTI-INDUSTRY -- 0.2%
  Honeywell International, Inc.                                           14,800           453,028
                                                                                   ---------------

RETAIL -- 0.8%
  Limited Brands                                                          81,400         1,432,640
                                                                                   ---------------

TELECOMMUNICATIONS -- 4.5%
  BellSouth Corp.                                                         13,700           360,447
  SBC Communications, Inc.                                               176,531         4,233,213
  Verizon Communications, Inc.                                           104,100         3,497,760
                                                                                   ---------------
                                                                                         8,091,420
                                                                                   ---------------

TRANSPORTATION -- 0.7%
  Burlington Northern Santa Fe Corp.                                      41,400         1,198,116
                                                                                   ---------------
TOTAL COMMON STOCK
  (cost $115,582,174)                                                                  126,023,180
                                                                                   ---------------

PREFERRED STOCK -- 13.6%
AEROSPACE & MILITARY TECHNOLOGY -- 1.8%
  Raytheon Co. 8.25%
    (Convertible)(1)                                                      63,400         3,201,700
                                                                                   ---------------

BUSINESS SERVICES -- 2.3%
  Union Pacific Capital Trust 6.25%
    (Convertible)                                                         79,314         4,064,842
                                                                                   ---------------

ELECTRIC UTILITIES -- 3.7%
  Ameren Corp. 9.75%
    (Convertible)(1)                                                     160,400         4,603,480
  FPL Group, Inc. 8.00%
    (Convertible)(1)                                                      37,300         2,075,372
                                                                                   ---------------
                                                                                         6,678,852
                                                                                   ---------------

ENERGY SOURCES -- 1.2%
  Unocal Capital Trust 6.25%
    (Convertible)                                                         42,100         2,168,150
                                                                                   ---------------

FINANCIAL SERVICES -- 1.3%
  Citigroup Capital IX 6.00%                                              37,700           948,532
  Newell Financial Trust I 5.25%
    (Convertible)                                                         30,400         1,330,000
                                                                                   ---------------
                                                                                         2,278,532
                                                                                   ---------------

                                                                     SHARES/
                                                                    PRINCIPAL
                                                                      AMOUNT            VALUE
                      SECURITY DESCRIPTION                        (IN THOUSANDS)      (NOTE 3)
--------------------------------------------------------------------------------------------------
PREFERRED STOCK -- (CONTINUED)
FOOD, BEVERAGE & TOBACCO -- 0.6%
  Goldman Sachs Group Inc., MTN, 6.38%
    (Convertible into Kraft Foods, Inc.)                                  36,500   $     1,077,115
                                                                                   ---------------

FOREST PRODUCTS -- 0.4%
  International Paper Capital Trust
    5.25% (Convertible)                                                   14,700           716,625
                                                                                   ---------------

INSURANCE -- 1.2%
  Chubb Corp.
    7.00% (Convertible)(1)                                                30,009           832,750
  Hartford Financial Services Group, Inc.
    7.00% (Convertible)                                                   22,910         1,297,393
                                                                                   ---------------
                                                                                         2,130,143
                                                                                   ---------------

LEISURE & TOURISM -- 0.6%
  Goldman Sachs Group, Inc., MTN, 6.63%
    (Convertible into Brinker
    International, Inc.)                                                  36,700         1,130,103
                                                                                   ---------------

MULTI-INDUSTRY -- 0.5%
  Northrup Grumman Corp., Series B
    7.00% (Convertible)                                                    7,300           853,954
                                                                                   ---------------

TOTAL PREFERRED STOCK --
  (cost $24,158,560)                                                                    24,300,016
                                                                                   ---------------

CONVERTIBLE BONDS & NOTES -- 11.9%
APPAREL & TEXTILES -- 1.1%
  Jones Apparel Group, Inc.
    zero coupon due 02/01/21                                     $         3,738         2,051,228
                                                                                   ---------------

BROADCASTING & MEDIA -- 0.7%
  Valassis Communications, Inc.
    zero coupon due 06/06/21                                               1,599           945,409
  Walt Disney Co.
    2.13% due 04/15/23                                                       300           314,250
                                                                                   ---------------
                                                                                         1,259,659
                                                                                   ---------------

BUSINESS SERVICES -- 1.5%
  Goldman Sachs Group, Inc., MTN,
    (Convertible into Waste
    Management, Inc.)
    2.50% due 05/09/10                                                     1,932         1,884,202

                                                                     PRINCIPAL
                                                                       AMOUNT            VALUE
                      SECURITY DESCRIPTION                        (IN THOUSANDS)       (NOTE 3)
--------------------------------------------------------------------------------------------------
BUSINESS SERVICES -- (CONTINUED)
  BISYS Group, Inc.
    4.00% due 03/15/06                                           $           862   $       838,295
  WMX Technologies
    2.00% due 01/24/05                                                        48            44,940
                                                                                   ---------------
                                                                                         2,767,437
                                                                                   ---------------

COMPUTERS & BUSINESS EQUIPMENT -- 0.8%
  Hewlett-Packard Co.
    zero coupon due 10/14/17                                               2,481         1,380,056
                                                                                   ---------------

ELECTRONICS -- 0.1%
  Agilent Technologies, Inc.
    3.00% due 12/01/21(2)                                                    234           241,605
                                                                                   ---------------

ENERGY SERVICES -- 1.7%
  Schlumberger Ltd
    2.13% due 06/01/23*                                                    3,173         2,966,755
                                                                                   ---------------

ENERGY SOURCES -- 2.7%
  Devon Energy Corp.
    4.90% due 08/15/08                                                     1,988         2,022,790
  Devon Energy Corp.
    4.95% due 08/15/08                                                     2,710         2,757,425
                                                                                   ---------------
                                                                                         4,780,215
                                                                                   ---------------

FOOD, BEVERAGE & TOBACCO -- 0.5%
  Costco Wholesale Corp.
    zero coupon due 08/19/17                                               1,105           893,669
                                                                                   ---------------

HOUSING & HOUSEHOLD DURABLES -- 1.6%
  Goldman Sachs Group Inc., MTN,
    (Convertible into Whirlpool Corp.)
    3.00% due 06/11/13                                                     2,114         2,003,501
  Masco Corp.
    zero coupon due 07/20/31                                               1,896           848,460
                                                                                   ---------------
                                                                                         2,851,961
                                                                                   ---------------

INSURANCE -- 0.9%
  Loews Corp.
    3.13% due 09/15/07                                                     1,804         1,657,425
                                                                                   ---------------

                                                                    PRINCIPAL
                                                                      AMOUNT
                                                                 (IN THOUSANDS)/        VALUE
                      SECURITY DESCRIPTION                           SHARES           (NOTE 3)
--------------------------------------------------------------------------------------------------
CONVERTIBLE BONDS & NOTES -- (CONTINUED)
MEDICAL PRODUCTS--0.2%
  Invitrogen, Inc.
    2.25% due 12/15/06                                           $           318   $       322,373
                                                                                   ---------------

TELECOMMUNICATIONS -- 0.1%
  Commonwealth Telephone
    Enterprises, Inc.
    3.25% due 07/15/23*                                                      193           200,961
                                                                                   ---------------
TOTAL CONVERTIBLE BONDS & NOTES
  (cost $21,333,026)                                                                    21,373,344
                                                                                   ---------------

EXCHANGE TRADED FUNDS -- 1.0%
FINANCIAL SERVICES -- 1.0%
  SPDR Trust Co. (cost $1,681,540)                                        17,000         1,790,610
                                                                                   ---------------
TOTAL INVESTMENT SECURITIES -- 96.9%
  (cost $162,755,300)                                                                  173,487,150
                                                                                   ---------------

                                                                     PRINCIPAL
                                                                       AMOUNT            VALUE
                      SECURITY DESCRIPTION                        (IN THOUSANDS)       (NOTE 3)
--------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 0.9%
  Agreement with State Street Bank & Trust Co., bearing
    interest at 0.35%, dated 10/31/03, to be repurchased
    11/03/03 in the amount of $1,661,048 and collateralized
    by $1,175,000 of United States Treasury Bonds, bearing
    interest at 9.25% due 02/15/16 and having an approximate
    value of $1,697,875 (cost: $1,661,000)                       $         1,661   $     1,661,000
                                                                                   ---------------
TOTAL INVESTMENTS --
  (cost $164,416,300)(3)                                                    97.8%      175,148,150
Other assets less liabilities                                                2.2         3,856,994
                                                                 ---------------   ---------------
NET ASSETS --                                                              100.0%  $   179,005,144
                                                                 ===============   ===============

----------
+    Non-income producing securities.
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2003, the aggregate value of these securities was $3,167,716 representing 1.8% of net assets.
(1)  Consists of more than one class of securities traded together as a unit.
(2)  Variable rate security -- the rate reflected is as of October 31, 2003.
(3)  See Note 7.

OPEN FORWARD FOREIGN CURRENCY CONTRACTS

                                                                      GROSS UNREALIZED
     CONTRACT                     IN                 DELIVERY           APPRECIATION
   TO DELIVERY                EXCHANGE FOR             DATE            (DEPRECIATION)
--------------------------------------------------------------------------------------
EUR       233,419          USD        272,881       11/28/2003           $    2,084
                                                                         ==========

EUR -- Euro
USD -- United States Dollar

See Notes to Financial Statements

SUNAMERICA VALUE FUND
NOTES TO FINANCIAL STATEMENTS -- OCTOBER 31, 2003

NOTE 1.   ORGANIZATION

     SunAmerica Style Select Series, Inc. (the "Fund") is an open-end management investment company organized as a Maryland corporation on July 3, 1996. The Fund is managed by AIG SunAmerica Asset Management Corp. ("SunAmerica" or "Advisor"), an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). The Fund offers fourteen additional series of shares (each, a "Portfolio") which are not included in this report. The investment objective for SunAmerica Value Fund, ("the Portfolio") is as follows:

     SUNAMERICA VALUE FUND seeks long-term growth of capital through active trading of equity securities selected on the basis of value criteria, issued by companies of any market capitalization.

     CLASSES OF SHARES: The Portfolio offers multiple classes of shares. The classes within the Portfolio are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

     Class A shares--    Offered at net asset value per share plus an initial
                         sales charge. Any purchases of Class A shares in excess of $1,000,000 will be subject to a contingent deferred sales charge on redemptions made within two years of purchase.

     Class B shares--    Offered at net asset value per share without an initial
                         sales charge, although a declining contingent deferred sales charge may be imposed on redemptions made within six years of purchase. Class B shares will convert automatically to Class A shares on the first business day of the month after eight years from the issuance of such shares and at such time will be subject to the lower distribution fee applicable to Class A shares.

     Class II shares--   Offered at net asset value per share plus an initial
                         sales charge. Certain redemptions made within the first eighteen months of the date of purchase are subject to a contingent deferred sales charge.

     Class I shares--    Offered at net asset value per share exclusively for
                         sale to certain institutions.

     Class Z shares--    Offered at net asset value per share exclusively to
                         participants in certain employee retirement plans and other programs.

     Each class of shares bears the same voting, dividend, liquidation and other rights and conditions. Class A, Class B and Class II shares each make distribution and account maintenance and service fee payments under the distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Act"), except that Class B and Class II shares are subject to higher distribution fee rates. There are no distribution payments applicable to Class I and no distribution or service fee payments applicable to Class Z.

     INDEMNIFICATIONS: Under the Fund's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund. In addition, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

NOTE 2.   FUND MERGERS

     Pursuant to a plan of reorganization approved by shareholders of the North American Funds ("NA Funds") on November 7, 2001, all the assets and liabilities of the determined NA Funds were transferred in a tax-free exchange to a determined SunAmerica Style Select Mutual Fund ("SA Funds"). The details of the reorganization transaction, which was consummated on November 16, 2001, are set forth below.

     The SunAmerica Value Fund (formerly, Multi-Cap Value Portfolio) acquired all of the assets and liabilities of the North American Mid Cap Value Fund ("NA Mid Cap Value Fund"). In conjunction with the reorganization, the SunAmerica Value Fund is the surviving entity. All shares of the NA Mid Cap Value Fund Class A, Class B, Class C and Class I were exchanged, tax free, for SunAmerica Value Fund Class A, Class B, Class II and Class I shares, respectively.

NOTE 3.   SIGNIFICANT ACCOUNTING POLICIES

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of the significant accounting policies followed by the Portfolio in the preparation of its financial statements:

     SECURITY VALUATIONS: Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the Advisor to be over-the-counter, are valued at the quoted bid price provided by principal market makers. Securities listed on the New York Stock Exchange ("NYSE") or other national securities exchanges are valued on the basis of the last sale price on the exchange on which they are primarily traded. If there is no sale on that day, then securities are valued at the closing bid price on the NYSE or other primary exchange for that day. However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price is used. Securities listed on the NASDAQ exchange will be valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. Securities that are traded on foreign exchanges are ordinarily valued at the last quoted sales price available before the time when the assets are valued. If a security's price is available from more than one foreign exchange, a Fund uses the exchange that is the primary market for the security. Options traded on national securities exchanges are valued as of the close of the exchange on which they are traded. The Funds may make use of a pricing service in the determination of their net asset values. Securities for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, then these securities may be fair valued as determined pursuant to procedures adopted in good faith by the Board of Directors (the "Directors"). Short-term investments which mature in less than 60 days are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

     REPURCHASE AGREEMENTS: Pursuant to exemptive relief granted by the Securities and Exchange Commission, the Portfolio is permitted to participate in joint repurchase agreement transactions with other affiliated mutual funds. The Portfolio, along with other affiliated registered investment companies, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. The Portfolios' custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark to market basis to ensure that the value, including accrued interest at the time the agreement is entered into, is equal to at least 102% of the repurchase price. In the event of default of the obligation to repurchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

     SECURITIES TRANSACTIONS, INVESTMENT INCOME, EXPENSES, DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Securities transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income is recorded on the accrual basis; dividend income is recorded on the ex-dividend date. Portfolios investing in foreign securities may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Portfolio accrues such taxes when the related income is earned. For financial statement purposes, the Portfolio amortizes all premiums and accretes all discounts on fixed income securites.

     Net investment income, other than class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of the dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class).

     Expenses common to all Portfolios, not directly related to individual Portfolios, are allocated among the Portfolios based upon their relative net asset value or other appropriate methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits in the Statement of Operations.

     Dividends from net investment income and capital gain distributions, if any, are paid at least annually. The Portfolio records dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income/loss, net realized gain/loss, and net assets are not affected.

     The Portfolio intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of their taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provisions are required.

     FOREIGN CURRENCY TRANSLATION: The books and records of the Portfolio are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. Dollars on the date of valuation.

     The Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at fiscal year-end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

     Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities include foreign exchange gains and losses from currency gains or losses between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on a Portfolio's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to other assets and liabilities arising as a result of changes in the exchange rate.

     FORWARD FOREIGN CURRENCY CONTRACTS: Certain Portfolios may enter into forward foreign currency contracts ("forward contracts") to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. On settlement date, the Portfolio records realized foreign exchange gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Portfolio bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

     FUTURES CONTRACTS: A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract the Portfolio is required to pledge to the broker an amount of cash or U.S. government securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. The Portfolio's activities in futures contracts are for hedging purposes and are conducted through regulated exchanges which do not result in counterparty credit risks. A Portfolio's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolio as unrealized appreciation or depreciation. Futures contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. When a contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

     OPTIONS: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. The premium paid by a Portfolio for the purchase of a call or a put option is included in the Portfolio's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current market value of the option. When a Portfolio writes a call or a put option, an amount equal to the premium received by the Portfolio is included in the Portfolio's Statement of Assets and Liabilities as a liability and is subsequently marked to market to reflect the current market value of the option written. If an option which the Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Portfolio has written is exercised, the Portfolio realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Portfolio has written is exercised, the amount of the premium originally received reduces the cost basis of the security which the Portfolio purchased upon exercise of the option.

NOTE 4. INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT, DISTRIBUTION AGREEMENT AND SERVICES AGREEMENT

     The Fund, on behalf of each Portfolio, has entered into an Investment Advisory and Management Agreement (the "Agreement") with SunAmerica. Under the Agreement, SunAmerica provides continuous supervision of the Portfolio and administers its corporate affairs, subject to general review by the Board of Directors. In connection therewith, SunAmerica furnishes the Fund with office facilities, maintains certain of the Fund's books and records, and pays for the salaries and expenses of all personnel, including officers of the Fund who are employees of SunAmerica and its affiliates. The annual rate of the investment advisory and management fee payable by the Portfolio to SunAmerica as full compensation for services and facilities furnished to the Fund is 1.00% for the first $750 million, 0.95% for the next $750 million, and 0.90% for any amount exceeding 1.5 billion of the average daily net assets.

     Under the current Subadvisory Agreement, American Century Investment Management, Inc. ("American Century" or "Subadvisor") manages the investment and reinvestment of the assets of the Portfolio. American Century is independent of SunAmerica and discharges its responsibilities subject to the policies of the Directors and the oversight and supervision of SunAmerica, which pays the Subadvisors' fees.

     SunAmerica pays a monthly fee to American Century equal to a percentage of the average daily net assets of the Portfolio. For the year ended
     October 31, 2003, SunAmerica paid the Advisor of the Portfolio fees of 0.50%, expressed as an annual percentage of the average daily net assets.

     SunAmerica contractually agreed to waive fees or reimburse expenses, if necessary, to keep annual operating expenses at or below the percentage limitations of the Portfolio's average net assets. For the SunAmerica Value Fund expenses are limited at 1.78%, 2.43%, 2.43%, 1.68%, and 1.21% for Class A, Class B, Class II, Class I and Class Z shares, respectively. SunAmerica voluntarily agreed to waive or reimburse additional amounts to increase the investment return to the Portfolio's investors. Further, any waivers or reimbursements made by SunAmerica with respect to the Portfolio are subject to recoupment from that Portfolio within the following two years, provided that the Portfolio is able to effect such payment to SunAmerica and remain in compliance with the foregoing expense limitations.

     At October 31, 2003, expenses previously waived or reimbursed by SunAmerica that are subject to recoupment are as follows:

                                                      OTHER
                                                    EXPENSES
                                                   REIMBURSED
                                                   ----------
     SunAmerica Value Fund                         $       --

                                                      CLASS
                                                    SPECIFIC
                                                    EXPENSES
                                                   REIMBURSED
                                                   ----------
     SunAmerica Value Fund Class A                 $   10,399
     SunAmerica Value Fund Class B                         --
     SunAmerica Value Fund Class II                    11,026
     SunAmerica Value Fund Class I                      9,013
     SunAmerica Value Fund Class Z                     49,254

     For the year ended October 31, 2003, the amounts repaid to the Advisor which are included in the Investment advisory and management fees on the Statement of Operations are as follows:

                                                     AMOUNT
                                                    RECOUPED
                                                   ----------
     SunAmerica Value Fund Class A                 $    8,015
     SunAmerica Value Fund Class B                     13,041
     SunAmerica Value Fund Class II                       115
     SunAmerica Value Fund Class I                      1,392

     The Fund, on behalf of each Portfolio, has entered into a Distribution Agreement with AIG SunAmerica Capital Services, Inc. ("SACS" or the "Distributor"), an indirect wholly-owned subsidiary of AIG SunAmerica Inc. The Portfolio has adopted a Distribution Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the Act. Rule 12b-1 under the Act permits an investment company directly or indirectly to pay expenses associated with the distribution of its shares ("distribution expenses") in accordance with a plan adopted by the investment company's Board of Directors. Pursuant to such rule, the Directors and the shareholders of each class of shares of the Portfolio has adopted Distribution Plans hereinafter referred to as the "Class A Plan", "Class B Plan", and "Class II Plan". In adopting the Distribution Plans, the Directors determined that there was a reasonable likelihood that each such Plan would benefit the Fund and the share-holders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

     Under the Class A Plan, Class B Plan, and Class II Plan, the Distributor receives payments from a Portfolio at an annual rate of up to 0.10%, 0.75% and 0.75%, respectively, of average daily net assets of such Portfolio's Class to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be reimbursed out of such distribution fees include fees paid to broker-dealers that have sold Fund shares, commissions and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year the amount paid to the distributor under each Class' Plan may exceed the Distributor's distribution costs as described above. The Distribution Plans provide that each class of shares of the Portfolio may also pay the Distributor an account maintenance and service fee up to an annual rate of 0.25% of the aggregate average daily net assets of such class of shares for payments to broker-dealers for providing continuing account maintenance. Accordingly, for the year ended October 31, 2003, SACS received fees (see Statement of Operations) based upon the aforementioned rates.

     In addition, SACS is paid a fee of 0.25% of average daily net assets of Class I shares as compensation for providing additional shareholder services to Class I shareholders.

     SACS receives sales charges on the Portfolio's Class A and Class II shares, portions of which are reallowed to affiliated broker-dealers and non-affiliated broker-dealers. SACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of the Portfolio's Class A, Class B and Class II shares. SACS has advised the Portfolio that for the year ended October 31, 2003 the proceeds received from sales (and paid out to affiliated and non-affiliated broker-dealers) and redemptions are as follows:

                             CLASS A                           CLASS B
          ---------------------------------------------    -------------
                                                             CONTINGENT
            SALES        AFFILIATED      NON-AFFILIATED       DEFERRED
           CHARGES     BROKER-DEALERS    BROKER-DEALERS    SALES CHARGES
          ----------   --------------    --------------    -------------
          $  193,663   $       68,300    $       97,285    $     139,170

                                    CLASS II
          --------------------------------------------------------------
                                                             CONTINGENT
            SALES        AFFILIATED      NON-AFFILIATED       DEFERRED
           CHARGES     BROKER-DEALERS    BROKER-DEALERS    SALES CHARGES
          ----------   --------------    --------------    -------------
          $   36,538   $        7,297    $       29,241    $       4,117

     The Fund, on behalf of the Portfolio, has entered into a Service Agreement with AIG SunAmerica Fund Services, Inc. ("SAFS"), an indirect wholly-owned subsidiary of AIG SunAmerica Inc. Under the Service Agreement, SAFS performs certain shareholder account functions by assisting the Portfolio's transfer agent in connection with the services that it offers to the shareholders of the Portfolio. The Service

     Agreement, which permits the Portfolio to compensate SAFS for services rendered based upon an annual rate of 0.22% of average daily net assets, is approved annually by the Directors. For the year ended October 31, 2003, the Portfolio incurred the following expenses, which are included in transfer agent fees in the Statement of Operations, to compensate SAFS pursuant to the terms of the Service Agreement.

                                                                                       PAYABLE AT
                                            EXPENSE                                 OCTOBER 31, 2003
                      -----------------------------------------------  -------------------------------------------
                        CLASS A      CLASS B     CLASS II    CLASS I    CLASS A     CLASS B    CLASS II    CLASS I
                      ----------   ----------   ---------   ---------  ---------   ---------   --------   --------
                      $  122,288   $  176,410   $  45,398   $  12,177  $  11,202   $  15,718   $  4,320   $  1,223

     At October 31, 2003, VALIC an indirect wholly-owned subsidiary of AIG, owned 39% of the outstanding shares of SunAmerica Value Fund Class I.

     During the year ended October 31, 2003, there was a transaction that caused an affiliate to reimburse the Portfolio $511.

NOTE 5.   PURCHASES AND SALES OF INVESTMENT SECURITIES

     The cost of purchases and proceeds from sales and maturities of long-term investments during the year ended October 31, 2003 were as follows:

     Purchases (excluding U.S. government securities)             $  233,315,580
     Sales (excluding U.S. government securities)                    218,010,492
     Purchase of U.S. government securites                                    --
     Sales of U.S. government securites                                       --

NOTE 6.   TRANSACTIONS WITH AFFILIATES

     The Portfolio incurred broker commissions with affiliated brokers:

     J.P. Morgan Securities, Inc.                                 $          640

NOTE 7.   FEDERAL INCOME TAX

          The following details the tax basis distributions as well as the components of distributable earnings. As of October 31, 2003, the tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales and derivative transactions.

                      DISTRIBUTABLE EARNINGS                         TAX DISTRIBUTIONS                   TAX DISTRIBUTIONS
       ---------------------------------------------------   ---------------------------------  -----------------------------------
                                 FOR THE YEAR ENDED OCTOBER 31, 2003                            FOR THE YEAR ENDED OCTOBER 31, 2002
       ---------------------------------------------------------------------------------------  -----------------------------------
                         LONG-TERM GAINS/     UNREALIZED                           LONG-TERM                           LONG-TERM
          ORDINARY         CAPITAL LOSS      APPRECIATION         ORDINARY          CAPITAL          ORDINARY           CAPITAL
           INCOME           CARRYOVER       (DEPRECIATION)         INCOME            GAINS            INCOME             GAINS
       ---------------   ----------------  ----------------   ---------------   ---------------   ---------------   ---------------
       $     7,451,020                --   $      7,174,581   $     4,305,100   $     2,019,911   $     5,165,336   $     2,447,955

     At October 31, 2003, the amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term securities and repurchase agreements, were as follows:

     Cost                                         $   167,975,653
                                                  ===============
     Appreciation                                 $    12,615,143
     Depreciation                                      (5,442,646)
                                                  ---------------
     Net unrealized appreciation (depreciation)   $     7,172,497
                                                  ===============

          For the year ended October 31, 2003, the following reclassifications arising from book/tax differences were primarily the result of reclassifications due to losses on foreign currency transactions.

                                           ACCUMULATED     ACCUMULATED
                                           DISTRIBUTED    UNDISTRIBUTED     PAID
                                          NET REALIZED   NET INVESTMENT      IN
                                           GAIN (LOSS)    INCOME (LOSS)    CAPITAL
                                          ------------   --------------   ---------
                                          $    (83,206)  $      (19,814)  $ 103,020

NOTE 8.   EXPENSE REDUCTIONS

     Through expense offset arrangements resulting from broker commission recapture, a portion of the Portfolio's expenses have been reduced. For the year ended October 31, 2003, the amount of expense reductions received by the Portfolio was $11,394.

NOTE 9. CAPITAL SHARE TRANSACTIONS

     Transactions in shares of each class of the Portfolio were as follows:

                                               SUNAMERICA VALUE FUND
                            -------------------------------------------------------------
                                                       CLASS A
                            -------------------------------------------------------------
                                  FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                   OCTOBER 31, 2003                OCTOBER 31, 2002
                            -----------------------------   -----------------------------
                                SHARES          AMOUNT          SHARES          AMOUNT
                            -------------   -------------   -------------   -------------
Shares sold                     1,250,958@  $  18,840,328@      1,281,563   $  19,781,901
Shares issued by merger#               --              --         222,667       3,547,219
Reinvested dividends              148,209       2,134,200         159,249       2,431,740
Shares redeemed                (1,166,737)    (17,494,094)     (1,566,274)    (24,197,581)
                            -------------   -------------   -------------   -------------
Net increase (decrease)           232,430   $   3,480,434          97,205   $   1,563,279
                            =============   =============   =============   =============

                                                 SUNAMERICA VALUE FUND
                            -------------------------------------------------------------
                                                       CLASS B
                            -------------------------------------------------------------
                                  FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                   OCTOBER 31, 2003                OCTOBER 31, 2002
                            -----------------------------   -----------------------------
                                SHARES          AMOUNT          SHARES          AMOUNT
                            -------------   -------------   -------------   -------------
Shares sold                       790,880   $  11,373,716         854,532   $  12,737,305
Shares issued by merger#               --              --         679,054      10,431,946
Reinvested dividends              190,506       2,649,945         225,310       3,327,829
Shares redeemed                (1,219,512)@   (17,398,128)@    (1,504,713)    (22,144,087)
                            -------------   -------------   -------------   -------------
Net increase (decrease)          (238,126)  $  (3,374,467)        254,183   $   4,352,993
                            =============   =============   =============   =============

                                                      CLASS II
                            -------------------------------------------------------------
                                  FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                   OCTOBER 31, 2003                OCTOBER 31, 2002
                            -----------------------------   -----------------------------
                                SHARES          AMOUNT          SHARES          AMOUNT
                            -------------   -------------   -------------   -------------
Shares sold                       543,767   $   7,827,633         335,996   $   5,021,580
Shares issued by merger#               --              --         278,658       4,280,036
Reinvested dividends               46,488         646,641          58,720         867,290
Shares redeemed                  (427,255)     (6,130,918)       (580,375)     (8,574,128)
                            -------------   -------------   -------------   -------------
Net increase (decrease)           163,000   $   2,343,356          92,999   $   1,594,778
                            =============   =============   =============   =============

                                                       CLASS I
                            -------------------------------------------------------------
                                                                    FOR THE PERIOD
                                  FOR THE YEAR ENDED               NOVEMBER 16, 2001*
                                   OCTOBER 31, 2003             THROUGH OCTOBER 31, 2002
                            -----------------------------   -----------------------------
                                SHARES          AMOUNT          SHARES          AMOUNT
                            -------------   -------------   -------------   -------------
Shares sold                        94,391   $   1,425,043          65,902   $   1,018,521
Shares issued by merger#               --              --         753,772      12,008,384
Reinvested dividends               15,108         217,403          14,156         216,021
Shares redeemed                   (26,620)       (405,802)       (510,776)     (8,153,349)
                            -------------   -------------   -------------   -------------
Net increase (decrease)            82,879   $   1,236,644         323,054   $   5,089,577
                            =============   =============   =============   =============

                                                       CLASS Z
                            -------------------------------------------------------------
                                  FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                   OCTOBER 31, 2003                OCTOBER 31, 2002
                            -----------------------------   -----------------------------
                                SHARES          AMOUNT          SHARES          AMOUNT
                            -------------   -------------   -------------   -------------
Shares sold                       268,453   $   3,953,345          28,434   $     466,899
Shares issued by merger#               --              --              --              --
Reinvested dividends                1,192          17,449           1,606          24,991
Shares redeemed                   (23,150)       (355,897)        (37,566)       (610,768)
                            -------------   -------------   -------------   -------------
Net increase (decrease)           246,495   $   3,614,897          (7,526)  $    (118,878)
                            =============   =============   =============   =============

----------
@ Includes automatic conversion of 56,417 shares of Class B shares in the amount of $794,436 to 54,465 shares of Class A shares in the amount of $794,436.
* Inception of the class.
# See Note 2.

NOTE 10.  DIRECTORS' RETIREMENT PLAN

     The Directors of the SunAmerica Style Select Series, Inc. have adopted the SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993 for the unaffiliated Directors. The Retirement Plan provides generally that if a disinterested Director who has at least 10 years of consecutive service as a disinterested Director of any of the SunAmerica mutual funds (an "Eligible Director"), retires after reaching age 60 but before age 70, or who has at least 5 years of consecutive service after reaching age 65 but before 70, or dies while a Director, such person will be eligible to receive a retirement or death benefit from each SunAmerica mutual fund with respect to which he or she is an Eligible Director. As of each birthday, prior to the 70th birthday, but in no event for a period greater than 10 years, each Eligible Director will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Director of each SunAmerica mutual fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.5% of any amounts credited under the preceding clause during prior years, is added to each Eligible Director's account until such Eligible Director reaches his or her 70th birthday. An eligible director may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to fifteen annual installments. Any undistributed amounts shall continue to accrue interest at 8.5%. As of October 31, 2003, SunAmerica Value Fund had accrued $26,953 for the Retirement Plan, which is included in other accrued expenses on the Statement of Assets and Liabilities, and as of October 31, 2003 expensed $5,808 for the Retirement Plan, which is included in Directors' fees and expenses on the Statement of Operations.

NOTE 11.  COMMITMENTS AND CONTINGENCIES

     The SunAmerica Family of Mutual Funds has established a $75 million committed and $50 million uncommitted lines of credit with State Street Bank & Trust Co., the Funds' custodian. Interest is currently payable at the Federal Funds Rate plus 50 basis points on the committed line and State Street's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum for the daily unused portion of the committed line of credit which is included in interest expense on the Statement of Operations. Borrowings under the line of credit will commence when the Portfolio's cash shortfall exceeds $100,000. During the year ended October 31, 2003, the SunAmerica Value Fund had borrowings outstanding under the line of credit for 16 days, and incurred $224 in interest charges related to these borrowings. SunAmerica Value Fund's average amount of debt under the line of credit for the days utilized was $293,257 at a weighted average interest of 1.70%. At October 31, 2003, there were no borrowings outstanding.

     Pursuant to exemptive relief granted by the Securities and Exchange Commission, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SunAmerica or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and loan money to each other for the temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the year ended October 31, 2003, the Portfolios did not participate in the program.

NOTE 12.  OTHER INFORMATION

     On October 30, 2003, the Board of Directors approved the reorganization of the SunAmerica Value Fund into a newly created fund of SunAmerica Equity Funds.

REPORT OF INDEPENDENT AUDITORS

To the Board of Directors and Shareholders of SunAmerica Style Select Series,
Inc.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of SunAmerica Value Fund (one of the fifteen portfolios constituting SunAmerica Style Select Series, Inc., hereafter referred to as the "Fund") at October 31, 2003, the results of the Fund's operations for the year then ended and the changes in the Fund's net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
December 17, 2003

DIRECTOR INFORMATION -- (UNAUDITED)

     The following table contains basic information regarding the Directors that oversee operations of the Fund and other investment companies within the Fund Complex.

                                                                                    NUMBER OF
                                       TERM OF                                    PORTFOLIOS IN
                                     OFFICE AND                                       FUND                       OTHER
NAME,                    POSITION     LENGTH OF                                      COMPLEX                 DIRECTORSHIPS
ADDRESS AND              HELD WITH      TIME          PRINCIPAL OCCUPATION(S)      OVERSEEN BY                  HELD BY
DATE OF BIRTH*             FUND       SERVED(4)         DURING PAST 5 YEARS         DIRECTOR(1)               DIRECTOR(2)
----------------------   ---------  -------------  -----------------------------  --------------    --------------------------------
S. James Coppersmith     Director   1996-          Retired.                             46          Director of BJ's Wholesale
DOB: February 21, 1933              present                                                         Club, Inc.; Member of Board of
                                                                                                    Trustees of the Boston Stock
                                                                                                    Exchange.

Judith L. Craven         Director   2001-          Retired Administrator.               75          Director, A.G. Belo Corporation
DOB: October 6, 1945                present                                                         (1992 to present); Director,
                                                                                                    Sysco Corporation (1996 to
                                                                                                    present); Director, Luby's Inc.
                                                                                                    (1998 to present).

William F. Devin         Director   2001-          Retired.                             75          Member of the Board of
DOB: December 30, 1938              present                                                         Governors, Boston Stock Exchange
                                                                                                    (1985-Present); formerly,
                                                                                                    Director, Cypress Tree Senior
                                                                                                    Floating Rate Fund, Inc.
                                                                                                    (October 1997-May 2001).

Samuel M. Eisenstat      Chairman   1996-          Attorney, solo practitioner.         47          Director of North European Oil
DOB: March 7, 1940       of the     present                                                         Royalty Trust.
                         Board

Stephen J. Gutman        Director   1996-          President and Director, Beau         47          None
DOB: May 10, 1943                   present        Brummel-Soho LLC (menswear
                                                   specialty retailing and other
                                                   activities) (June 1988 to
                                                   present)

Peter A. Harbeck(3)      Director   1996-          President, CEO and Director,         84          None
DOB: January 23, 1954               present        AIG SunAmerica Asset
                                                   Management Corp. (August
                                                   1995 to present); Director,
                                                   AIG SunAmerica Capital
                                                   Services, Inc. (August 1993
                                                   to present)

                                                                                    NUMBER OF
                                       TERM OF                                    PORTFOLIOS IN
                                     OFFICE AND                                       FUND                       OTHER
NAME,                    POSITION     LENGTH OF                                      COMPLEX                 DIRECTORSHIPS
ADDRESS AND              HELD WITH      TIME          PRINCIPAL OCCUPATION(S)      OVERSEEN BY                  HELD BY
DATE OF BIRTH*             FUND       SERVED(4)         DURING PAST 5 YEARS         DIRECTOR(1)               DIRECTOR(2)
----------------------   ---------  -------------  -----------------------------  --------------    --------------------------------
Sebastiano Sterpa        Director   1996-          Founder and Chariman of the          37          Director, Real Estate Business
DOB: July 18, 1929                  present        Board of the Sterpa Group                        Service and Countrywide
                                                   (real estate investment and                      Financial.
                                                   management) (1962 to
                                                   present); Director/Trustee of
                                                   SAMF.

----------
* The business address for each Director is the Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992.

(1) The "Fund Complex" consists of all registered investment company portfolios for which the Business Manager serves as investment advisor or business manager. The "Fund Complex" includes the SunAmerica Equity Funds (7 funds), SunAmerica Income Funds (6 funds), SunAmerica Money Market Funds (2 funds), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Strategic Investment Series, Inc. (7 funds), SunAmerica Style Select Series, Inc. (15 portfolios,) Anchor Pathway Fund (7 funds), Anchor Series Trust (9 portfolios), Seasons Series Trust (19 portfolios), SunAmerica Series Trust (32 portfolios), VALIC Company I (22 portfolios), and VALIC Company II (15 funds).

(2) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. "public companies") or other investment companies registered under the Investment Company Act of 1940.

(3)  Interested Trustee, as defined within the Investment Company Act of 1940.

(4) Directors serve until their successors are duly elected and qualified, subject to the Director's retirement plan discussed in Note 10 of the financial statements.

Additional information concerning the Directors is contained in the Statement of Additional Information and is available without charge by calling
(800) 858-8850.

SHAREHOLDER TAX INFORMATION -- (UNAUDITED)

     Certain tax information regarding the Style Select Series, Inc. is required to be provided to shareholders based upon the Portfolio's income and distributions for the taxable year ended October 31, 2003. The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2003. The information necessary to complete your income tax returns will be included with your Form 1099-DIV which will be sent to you under a separate cover in January 2004.

     During the year ended October 31, 2003, the SunAmerica Value Fund paid $2,019,911 in Net long-term capital gains.

     For the year ended October 31, 2003, 90.42% of the dividends paid from ordinary income qualified for the 70% dividends received deductions for corporations.

                      [This Page Intentionally Left Blank]

[AIG SUNAMERICA MUTUAL FUNDS LOGO]

     SUNAMERICA ASSET MANAGEMENT CORP.
     HARBORSIDE FINANCIAL CENTER
     3200 PLAZA 5
     JERSEY CITY, NJ 07311-4992

DIRECTORS
   S. JAMES COPPERSMITH
   DR. JUDITH L. CRAVEN
   WILLIAM F. DEVIN
   SAMUEL M. EISENSTAT
   STEPHEN J. GUTMAN
   PETER A. HARBECK
   SEBASTIANO STERPA

OFFICERS
   ROBERT M. ZAKEM, PRESIDENT AND SECRETARY
   DONNA M. HANDEL, TREASURER
   DONNA CALDER, VICE PRESIDENT
   J. STEVEN NEAMTZ, VICE PRESIDENT
   STEVEN SCHOEPKE, VICE PRESIDENT
   ABBE P. STEIN, VICE PRESIDENT
     AND ASSISTANT SECRETARY
   JOSEPH P. KELLY, ASSISTANT SECRETARY
   THOMAS LYNCH, ASSISTANT SECRETARY
   STACEY V. MORRISON, ASSISTANT SECRETARY
   GREGORY R. KINGSTON, VICE PRESIDENT
     AND ASSISTANT TREASURER
   LAURA E. FILIPPONE, ASSISTANT TREASURER
   DONALD H. GUIRE, ASSISTANT TREASURER

INVESTMENT ADVISOR
   AIG SUNAMERICA ASSET MANAGEMENT CORP.
   HARBORSIDE FINANCIAL CENTER
   3200 PLAZA 5
   JERSEY CITY, NJ 07311-4992

DISTRIBUTOR
   AIG SUNAMERICA CAPITAL SERVICES, INC.
   HARBORSIDE FINANCIAL CENTER
   3200 PLAZA 5
   JERSEY CITY, NJ 07311-4992

SHAREHOLDER SERVICING AGENT
   AIG SUNAMERICA FUND SERVICES, INC.
   HARBORSIDE FINANCIAL CENTER
   3200 PLAZA 5
   JERSEY CITY, NJ 07311-4992

CUSTODIAN AND TRANSFER AGENT
   STATE STREET BANK AND TRUST COMPANY
   P.O. BOX 219373
   KANSAS CITY, MO 64121

This report is submitted solely for the general information of shareholders of the Fund. Distribution of this report to persons other than shareholders of the Fund is authorized only in connection with a currently effective prospectus, setting forth details of the Fund, which must precede or accompany this report.

Distributed by:
SunAmerica Capital Services, Inc.


SSANN-10/03

Item 2. Code of Ethics.

The SunAmerica Style Select Series, Inc. has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002.

Item 3. Audit Committee Financial Expert.

Currently, the SunAmerica Style Select Series, Inc. does not have an Audit Committee member who possesses all of the attributes required to be an "audit committee financial expert" as defined in instruction 2(b)of Item 3 of Form N-CSR. However, the Board of Directors believes that each member of the Audit Committee has substantial experience relating to the review of financial statements and the operations of audit committees. Accordingly, the Board believes that the members are qualified to evaluate the Fund's financial statements, supervise the Fund's preparation of its financial statements, and oversee the work of the Fund's independent auditors. The Board of Directors is currently seeking an individual who will qualify as an audit committee financial expert.

Item 4. Principal Accountant Fees and Services.

Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Reserved.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8. Reserved.

Item 9. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

(b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting. However, a situation was discovered at the registrant's transfer agent which circumvented internal controls related to abandoned property procedures. The registrant has worked with the transfer agent to develop corrective actions to enhance the internal controls.

Item 10. Exhibits.

(a) (1) Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406.Code of Ethics.

(b) (1) Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

       (2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Style Select Series, Inc.

By: /s/ Robert M. Zakem
Robert M. Zakem
President
Date: January 8, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Robert M. Zakem
Robert M. Zakem
President

Date: January 8, 2004

By: /s/ Donna M. Handel
Donna M. Handel
Treasurer

Date: January 8, 2004